UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10507

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 – April 30, 2005

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Enterprise

Multimanager Funds Trust

2005 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

SEMI-ANNUAL REPORT

April 30, 2005

Equitable, through its AXA Funds Management Group, serves as the investment manager to the AXA Enterprise Multimanager Funds Trust and has access to detailed information concerning fund and sub-adviser performance and operations. The group is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which each fund's performance is measured.

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Fund commenced operations on January 10, 2005, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from January 10, 2005 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on January 10, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratios for all share Classes were in effect during the period from November 1, 2004 to January 10, 2005.

EXAMPLE

	Beginning Account Value†	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A
Actual	$1,000.00	$990.00	$2.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class B
Actual	1,000.00	988.00	4.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class C
Actual	1,000.00	988.00	4.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.70	7.15
Class Y
Actual	1,000.00	991.00	1.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.51	2.31

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 0.90%, 1.45%, 1.45% and 0.45%, respectively, multiplied by the average account value over the period, multiplied by 111/365 (to reflect the one-half year period).
†	The Fund commenced operations on January 10, 2005.

AXA ENTERPRISE MODERATE ALLOCATION FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Fund commenced operations on January 10, 2005, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from January 10, 2005 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on January 10, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratios for all share Classes were in effect during the period from November 1, 2004 to January 10, 2005.

EXAMPLE

	Beginning Account Value†	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A
Actual	$1,000.00	$980.00	$2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class B
Actual	1,000.00	979.00	4.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class C
Actual	1,000.00	980.00	4.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	982.00	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 0.90%, 1.45%, 1.45% and 0.45%, respectively, multiplied by the average account value over the period, multiplied by 111/365 (to reflect the one-half year period).
†	The Fund commenced operations on January 10, 2005.

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Fund commenced operations on January 10, 2005, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from January 10, 2005 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on January 10, 2005, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratios for all share Classes were in effect during the period from November 1, 2004 to January 10, 2005.

EXAMPLE

	Beginning Account Value†	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A
Actual	$1,000.00	$977.00	$2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class B
Actual	1,000.00	975.00	4.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class C
Actual	1,000.00	974.00	4.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	978.00	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 0.90%, 1.45%, 1.45% and 0.45%, respectively, multiplied by the average account value over the period, multiplied by 111/365 (to reflect the one-half year period).
†	The Fund commenced operations on January 10, 2005.

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class A commenced operations on December 10, 2004, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from December 10, 2004 through April 30, 2005. All other share classes reflect activity from November 1, 2004 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class A commenced operations on December 10, 2004, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class A was in effect during the period from November 1, 2004 to December 10, 2004.

EXAMPLE

	Beginning Account Value	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A†
Actual	$1,000.00	$905.60	$6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.38	8.26
Class B
Actual	1,000.00	981.50	10.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	980.30	10.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class P
Actual	1,000.00	984.00	7.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	986.20	5.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 142/365 for Class A and 181/365 for Class B, Class C, Class P and Class Y (to reflect the one-half year period).
†	Class A commenced operations on December 10, 2004.

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class A commenced operations on December 10, 2004, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from December 10, 2004 through April 30, 2005. All other share classes reflect activity from November 1, 2004 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class A commenced operations on December 10, 2004, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class A was in effect during the period from November 1, 2004 to December 10, 2004.

EXAMPLE

	Beginning Account Value	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A†
Actual	$1,000.00	$968.80	$6.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	1,026.60	11.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	1,026.60	11.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class P
Actual	1,000.00	1,030.30	7.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	1,031.90	6.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 142/365 for Class A and 181/365 for Class B, Class C, Class P and Class Y (to reflect the one-half year period).
†	Class A commenced operations on December 10, 2004.

AXA ENTERPRISE MULTIMANAGER VALUE FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class A commenced operations on December 10, 2004, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from December 10, 2004 through April 30, 2005. All other share classes reflect activity from November 1, 2004 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class A commenced operations on December 10, 2004, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class A was in effect during the period from November 1, 2004 to December 10, 2004.

EXAMPLE

	Beginning Account Value	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A†
Actual	$1,000.00	$1,000.90	$6.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	1,063.40	11.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	1,064.30	11.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class P
Actual	1,000.00	1,068.40	7.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	1,070.00	6.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 142/365 for Class A and 181/365 for Class B, Class C, Class P and Class Y (to reflect the one-half year period).
†	Class A commenced operations on December 10, 2004.

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class A commenced operations on December 10, 2004, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from December 10, 2004 through April 30, 2005. All other share classes reflect activity from November 1, 2004 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class A commenced operations on December 10, 2004, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class A was in effect during the period from November 1, 2004 to December 10, 2004.

EXAMPLE

	Beginning Account Value	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A†
Actual	$1,000.00	$931.90	$7.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.37	9.49
Class B
Actual	1,000.00	996.60	12.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class C
Actual	1,000.00	996.50	12.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class P
Actual	1,000.00	1,000.00	8.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50
Class Y
Actual	1,000.00	1,002.20	7.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios of 1.90%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 142/365 for Class A and 181/365 for Class B, Class C, Class P and Class Y (to reflect the one-half year period).
†	Class A commenced operations on December 10, 2004.

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class A commenced operations on December 10, 2004, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from December 10, 2004 through April 30, 2005. All other share classes reflect activity from November 1, 2004 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class A commenced operations on December 10, 2004, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class A was in effect during the period from November 1, 2004 to December 10, 2004.

EXAMPLE

	Beginning Account Value	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A†
Actual	$1,000.00	$965.20	$7.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.37	9.49
Class B
Actual	1,000.00	1,035.20	12.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class C
Actual	1,000.00	1,034.20	12.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class P
Actual	1,000.00	1,037.30	8.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50
Class Y
Actual	1,000.00	1,039.10	7.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios of 1.90%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 142/365 for Class A and 181/365 for Class B, Class C, Class P and Class Y (to reflect the one-half year period).
†	Class A commenced operations on December 10, 2004.

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class A commenced operations on December 10, 2004, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from December 10, 2004 through April 30, 2005. All other share classes reflect activity from November 1, 2004 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class A commenced operations on December 10, 2004, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class A was in effect during the period from November 1, 2004 to December 10, 2004.

EXAMPLE

	Beginning Account Value	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A†
Actual	$1,000.00	$1,002.60	$8.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.62	10.50
Class B
Actual	1,000.00	1,068.30	13.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.65	13.22
Class C
Actual	1,000.00	1,067.30	13.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.65	13.22
Class P
Actual	1,000.00	1,071.50	9.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.37	9.49
Class Y
Actual	1,000.00	1,072.20	8.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios of 2.10%, 2.65%, 2.65%, 1.90% and 1.65%, respectively, multiplied by the average account value over the period, multiplied by 142/365 for Class A and 181/365 for Class B, Class C, Class P and Class Y (to reflect the one-half year period).
†	Class A commenced operations on December 10, 2004.

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class A commenced operations on December 10, 2004, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from December 10, 2004 through April 30, 2005. All other share classes reflect activity from November 1, 2004 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class A commenced operations on December 10, 2004, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class A was in effect during the period from November 1, 2004 to December 10, 2004.

EXAMPLE

	Beginning Account Value	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A†
Actual	$1,000.00	$902.40	$7.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class B
Actual	1,000.00	971.20	13.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.41	13.47
Class C
Actual	1,000.00	971.20	13.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.41	13.47
Class P
Actual	1,000.00	974.00	9.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.12	9.74
Class Y
Actual	1,000.00	976.30	8.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios of 2.15%, 2.70%, 2.70%, 1.95% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 142/365 for Class A and 181/365 for Class B, Class C, Class P and Class Y (to reflect the one-half year period).
†	Class A commenced operations on December 10, 2004.

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class A commenced operations on December 10, 2004, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from December 10, 2004 through April 30, 2005. All other share classes reflect activity from November 1, 2004 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class A commenced operations on December 10, 2004, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class A was in effect during the period from November 1, 2004 to December 10, 2004.

EXAMPLE

	Beginning Account Value	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A†
Actual	$1,000.00	$981.10	$8.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class B
Actual	1,000.00	1,037.90	13.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.41	13.47
Class C
Actual	1,000.00	1,038.90	13.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.41	13.47
Class P
Actual	1,000.00	1,042.30	9.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.12	9.74
Class Y
Actual	1,000.00	1,044.00	8.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios of 2.15%, 2.70%, 2.70%, 1.95% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 142/365 for Class A and 181/365 for Class B, Class C, Class P and Class Y (to reflect the one-half year period).
†	Class A commenced operations on December 10, 2004.

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class A commenced operations on December 10, 2004, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from December 10, 2004 through April 30, 2005. All other share classes reflect activity from November 1, 2004 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class A commenced operations on December 10, 2004, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class A was in effect during the period from November 1, 2004 to December 10, 2004.

EXAMPLE

	Beginning Account Value	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A†
Actual	$1,000.00	$1,007.80	$4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class B
Actual	1,000.00	1,005.80	8.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class C
Actual	1,000.00	1,005.80	8.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class P
Actual	1,000.00	1,007.60	5.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class Y
Actual	1,000.00	1,010.90	3.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios of 1.25%, 1.80%, 1.80%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 142/365 for Class A and 181/365 for Class B, Class C, Class P and Class Y (to reflect the one-half year period).
†	Class A commenced operations on December 10, 2004.

AXA ENTERPRISE MONEY MARKET FUND II

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class A commenced operations on December 10, 2004, therefore, ‘Actual Expenses Paid During the Period’ reflect activity from December 10, 2004 through April 30, 2005. All other share classes reflect activity from November 1, 2004 through April 30, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while Class A commenced operations on December 10, 2004, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class A was in effect during the period from November 1, 2004 to December 10, 2004.

EXAMPLE

	Beginning Account Value	Ending Account Value 4/30/05	Expenses Paid During Period Ended 4/30/05*
Class A†
Actual	$1,000.00	$1,007.00	$2.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class B
Actual	1,000.00	1,007.40	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61
Class C
Actual	1,000.00	1,007.40	4.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.38	4.46
Class P
Actual	1,000.00	1,007.30	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class Y
Actual	1,000.00	1,008.50	3.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios of 0.70%, 0.92%, 0.89%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 142/365 for Class A and 181/365 for Class B, Class C, Class P and Class Y (to reflect the one-half year period).
†	Class A commenced operations on December 10, 2004.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Multimanager Core Bond Fund ‡	4,919	$49,292
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	188	1,687
AXA Enterprise Multimanager Mid Cap Value Fund ‡	478	5,465
Enterprise Capital Appreciation Fund*‡	211	6,910
Enterprise Equity Fund ‡	1,140	6,771
Enterprise Government Securities Fund ‡	3,101	39,199
Enterprise Growth Fund*‡	207	3,459
Enterprise High Yield Bond Fund ‡	1,432	13,718
Enterprise Short Duration Bond Fund ‡	984	9,778
Enterprise Small Company Growth Fund* ‡	62	1,663
Enterprise Small Company Value Fund‡	120	1,367

Total Investment Companies (95.0%) (Cost $140,011)		139,309

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (30.3%)
JPMorgan Chase Nassau, 2.39%, 5/2/05 (Amortized Cost $44,410)	$44,410	44,410

Total Investments (125.3%) (Cost/Amortized Cost $184,421)		183,719
Other Assets Less Liabilities (-25.3%)		(37,090)

Net Assets (100%)		$146,629

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the period January 10, 2005* through April 30, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value April 30, 2005	Dividend Income	Realized Gain
AXA Enterprise Multimanager Core Bond Fund	$—	$49,151	$—	$49,292	$227	$—
AXA Enterprise Multimanager Mid Cap Growth Fund	—	1,747	—	1,687	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	—	5,592	—	5,465	—	—
Enterprise Capital Appreciation Fund	—	6,989	—	6,910	—	—
Enterprise Equity Fund	—	6,989	—	6,771	—	—
Enterprise Government Securities Fund	—	39,140	—	39,199	—	—
Enterprise Growth Fund	—	3,495	—	3,459	—	—
Enterprise High Yield Bond Fund	—	13,978	—	13,718	—	—
Enterprise Short Duration Bond Fund	—	9,785	—	9,778	—	—
Enterprise Small Company Growth Fund	—	1,747	—	1,663	—	—
Enterprise Small Company Value Fund	—	1,398	—	1,367	—	—

	$—	$140,011	$—	$139,309	$227	$—

*	Commencement of Operations.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the period ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$140,011
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200
Aggregate gross unrealized depreciation	(902)

Net unrealized depreciation	$(702)

Federal income tax cost of investments	$184,421

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Multimanager Core Bond Fund ‡	21,392	$214,349
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	3,086	27,648
AXA Enterprise Multimanager Mid Cap Value Fund ‡	11,708	133,827
AXA Enterprise Multimanager Value Fund*‡	1,861	21,199
Enterprise Capital Appreciation Fund*‡	3,484	113,847
Enterprise Deep Value Fund ‡	3,978	42,647
Enterprise Equity Fund*‡	19,033	113,057
Enterprise Equity Income Fund ‡	806	21,162
Enterprise Government Securities Fund ‡	13,536	171,090
Enterprise Growth Fund*‡	3,382	56,413
Enterprise High Yield Bond Fund ‡	11,745	112,513
Enterprise Short Duration Bond Fund ‡	4,291	42,657
Enterprise Small Company Growth Fund*‡	1,013	27,207
Enterprise Small Company Value Fund‡	2,931	33,444

Total Investment Companies (83.6%) (Cost $1,137,436)		1,131,060

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.2%)
JPMorgan Chase Nassau, 2.39%, 5/2/05 (Amortized Cost $43,221)	$43,221	43,221

Total Investments (86.8%) (Cost/Amortized Cost $1,180,657)		1,174,281
Other Assets Less Liabilities (13.2%)		179,053

Net Assets (100%)		$1,353,334

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the period January 10, 2005* through April 30, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value April 30, 2005	Dividend Income	Realized Gain
AXA Enterprise Multimanager Core Bond Fund	$—	$213,501	$—	$214,349	$286	$—
AXA Enterprise Multimanager Mid Cap Growth Fund	—	28,429	—	27,648	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	—	136,458	—	133,827	—	—
AXA Enterprise Multimanager Value Fund	—	21,322	—	21,199	—	—
Enterprise Capital Appreciation Fund	—	113,715	—	113,847	—	—
Enterprise Deep Value Fund	—	42,643	—	42,647	—	—
Enterprise Equity Fund	—	113,715	—	113,057	—	—
Enterprise Equity Income Fund	—	21,322	—	21,162	—	—
Enterprise Government Securities Fund	—	170,573	—	171,090	—	—
Enterprise Growth Fund	—	56,857	—	56,413	—	—
Enterprise High Yield Bond Fund	—	113,715	—	112,513	—	—
Enterprise Short Duration Bond Fund	—	42,643	—	42,657	—	—
Enterprise Small Company Growth Fund	—	28,429	—	27,207	—	—
Enterprise Small Company Value Fund	—	34,114	—	33,444	—	—

	$—	$1,137,436	$—	$1,131,060	$286	$—

*	Commencement of Operations.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the period ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,137,436
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,514
Aggregate gross unrealized depreciation	(7,890)

Net unrealized depreciation	$(6,376)

Federal income tax cost of investments	$1,180,657

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Multimanager Core Bond Fund ‡	2,662	$26,676
AXA Enterprise Multimanager International Equity Fund*‡	6,513	78,803
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	2,879	25,798
AXA Enterprise Multimanager Mid Cap Value Fund ‡	4,562	52,146
AXA Enterprise Multimanager Value Fund*‡	1,741	19,830
Enterprise Capital Appreciation Fund *‡	2,434	79,553
Enterprise Deep Value Fund ‡	3,726	39,938
Enterprise Equity Fund *‡	13,234	78,609
Enterprise Equity Income Fund *‡	755	19,808
Enterprise Government Securities Fund *‡	1,683	21,274
Enterprise Growth Fund *‡	2,366	39,465
Enterprise Short Duration Bond Fund ‡	534	5,310
Enterprise Small Company Growth Fund *‡	945	25,370
Enterprise Small Company Value Fund‡	1,140	13,005

Total Investment Companies (88.9%) (Cost $530,928)		525,585

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.7%)
JPMorgan Chase Nassau, 2.39%, 5/2/05 (Amortized Cost $21,717)	$21,717	21,717

Total Investments (92.6%) (Cost/Amortized Cost $552,645)		547,302
Other Assets Less Liabilities (7.4%)		43,702

Net Assets (100%)		$591,004

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The Holdings in Investment Companies are all Class Y Shares.

Investments in companies which were affiliates for the period January 10, 2005* through April 30, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value April 30, 2005	Dividend Income	Realized Gain
AXA Enterprise Multimanager Core Bond Fund	$—	$26,591	$—	$26,676	$47	$—
AXA Enterprise Multimanager International Equity Fund	—	79,632	—	78,803	—	—
AXA Enterprise Multimanager Mid Cap Growth Fund	—	26,544	—	25,798	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	—	53,088	—	52,146	—	—
AXA Enterprise Multimanager Value Fund	—	19,908	—	19,830	—	—
Enterprise Capital Appreciation Fund	—	79,632	—	79,553	—	—
Enterprise Deep Value Fund	—	39,816	—	39,938	—	—
Enterprise Equity Fund	—	79,632	—	78,609	—	—
Enterprise Equity Income Fund	—	19,908	—	19,808	—	—
Enterprise Government Securities Fund	—	21,236	—	21,274	—	—
Enterprise Growth Fund	—	39,816	—	39,465	—	—
Enterprise Short Duration Bond Fund	—	5,309	—	5,310	—	—
Enterprise Small Company Growth Fund	—	26,544	—	25,370	—	—
Enterprise Small Company Value Fund	—	13,272	—	13,005	—	—

	$—	$530,928	$—	$525,585	$47	$—

*	Commencement of Operations.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the period ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$530,928
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246
Aggregate gross unrealized depreciation	(5,589)

Net unrealized depreciation	$(5,343)

Federal income tax cost of investments	$552,645

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Automobiles (0.2%)
Harley-Davidson, Inc.	350	$16,457

Hotels, Restaurants & Leisure (2.3%)
Carnival Corp.	1,450	70,876
Starbucks Corp.*	3,150	155,988

		226,864

Household Durables (0.5%)
Centex Corp.	400	23,088
D.R. Horton, Inc.	573	17,477
Lennar Corp., Class A	260	13,382

		53,947

Internet & Catalog Retail (4.5%)
Amazon.com, Inc.*	5,450	176,362
eBay, Inc.*	8,710	276,368

		452,730

Media (3.3%)
News Corp., Class A	3,300	50,424
Pixar*	3,100	141,794
XM Satellite Radio Holdings, Inc., Class A*	5,060	140,365

		332,583

Multiline Retail (1.8%)
J.C. Penney Co., Inc.	1,200	56,892
Kohl’s Corp.*	800	38,080
Target Corp.	1,830	84,912

		179,884

Specialty Retail (2.0%)
Bed Bath & Beyond, Inc.*	1,360	50,606
Best Buy Co., Inc.	330	16,612
Lowe’s Cos., Inc.	1,760	91,713
Williams-Sonoma, Inc.*	1,200	40,188

		199,119

Textiles, Apparel & Luxury Goods (1.6%)
Coach, Inc.*	3,480	93,264
NIKE, Inc., Class B	900	69,129

		162,393

Total Consumer Discretionary		1,623,977

Consumer Staples (6.6%)
Beverages (0.6%)
PepsiCo, Inc.	1,050	58,422

Food & Staples Retailing (3.1%)
Wal-Mart Stores, Inc.	2,275	107,243
Walgreen Co.	4,750	204,535

		311,778

Household Products (1.6%)
Procter & Gamble Co.	3,050	165,158

Personal Products (1.3%)
Avon Products, Inc.	2,090	83,767
Gillette Co.	850	43,894

		127,661

Total Consumer Staples		663,019

Energy (1.7%)
Energy Equipment & Services (1.4%)
Schlumberger Ltd.	540	36,941
Smith International, Inc.	550	31,999
Transocean, Inc.*	1,500	69,555

		138,495

Oil & Gas (0.3%)
Apache Corp.	550	30,960

Total Energy		169,455

Financials (13.1%)
Capital Markets (3.8%)
Charles Schwab Corp.	2,040	21,114
Franklin Resources, Inc.	575	39,491
Goldman Sachs Group, Inc.	1,640	175,135
Legg Mason, Inc.	930	65,900
Merrill Lynch & Co., Inc.	1,360	73,345

		374,985

Commercial Banks (1.3%)
Commerce Bancorp, Inc./New Jersey	2,600	72,774
Wachovia Corp.	1,200	61,416

		134,190

Diversified Financial Services (1.6%)
Citigroup, Inc.	2,665	125,148
JPMorgan Chase & Co.	918	32,580

		157,728

Insurance (5.8%)
Aflac, Inc.	540	21,951
American International Group, Inc.	2,970	151,025
MetLife, Inc.	1,000	38,900
Progressive Corp.	4,050	369,643

		581,519

Thrifts & Mortgage Finance (0.6%)
Golden West Financial Corp.	950	59,214

Total Financials		1,307,636

Health Care (19.9%)
Biotechnology (7.6%)
Amgen, Inc.*	4,230	246,228
Biogen Idec, Inc.*	950	34,428
Genentech, Inc.*	5,050	358,247
Gilead Sciences, Inc.*	3,130	116,123

		755,026

Health Care Equipment & Supplies (4.4%)
Alcon, Inc.*	900	87,300
Medtronic, Inc.	1,600	84,320
St. Jude Medical, Inc.*	2,300	89,769
Stryker Corp.	1,280	62,144
Zimmer Holdings, Inc.*	1,450	118,059

		441,592

Health Care Providers & Services (3.3%)
Aetna, Inc.	1,000	73,370
Caremark Rx, Inc.*	1,730	69,287
UnitedHealth Group, Inc.	990	93,565
WellPoint, Inc.*	730	93,257

		329,479

Pharmaceuticals (4.6%)
Abbott Laboratories	2,150	105,694
Forest Laboratories, Inc.*	1,960	69,933
Johnson & Johnson	750	51,472
Novartis AG (ADR)	1,000	48,730
Pfizer, Inc.	2,400	65,208
Schering-Plough Corp.	1,850	38,610
Teva Pharmaceutical Industries Ltd. (ADR)	2,700	84,348

		463,995

Total Health Care		1,990,092

Industrials (8.1%)
Aerospace & Defense (1.1%)
Boeing Co.	625	37,200
United Technologies Corp.	700	71,204

		108,404

Air Freight & Logistics (0.9%)
FedEx Corp.	800	67,960

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	270	$19,254

		87,214

Building Products (0.4%)
American Standard Cos., Inc.	800	35,768

Commercial Services & Supplies (1.6%)
Apollo Group, Inc., Class A*	2,200	158,664

Industrial Conglomerates (3.2%)
General Electric Co.	7,450	269,690
Tyco International Ltd.	1,700	53,227

		322,917

Machinery (0.9%)
Danaher Corp.	1,840	93,159

Total Industrials		806,126

Information Technology (32.8%)
Communications Equipment (6.0%)
Cisco Systems, Inc.*	4,100	70,848
Comverse Technology, Inc.*	2,000	45,580
Corning, Inc.*	4,430	60,913
Juniper Networks, Inc.*	5,050	114,079
QUALCOMM, Inc.	8,830	308,079

		599,499

Computers & Peripherals (7.0%)
Apple Computer, Inc.*	2,845	102,591
Dell, Inc.*	9,100	316,953
EMC Corp.*	3,330	43,690
Network Appliance, Inc.*	9,010	239,936

		703,170

Internet Software & Services (7.7%)
Google, Inc., Class A*	1,290	283,800
VeriSign, Inc.*	1,300	34,398
Yahoo!, Inc.*	13,060	450,700

		768,898

IT Services (0.4%)
Automatic Data Processing, Inc.	750	32,580
Iron Mountain, Inc.*	370	10,989

		43,569

Semiconductors & Semiconductor Equipment (5.8%)
Broadcom Corp., Class A*	4,430	132,501
Marvell Technology Group Ltd.*	6,160	206,237
Maxim Integrated Products, Inc.	3,800	142,120
Xilinx, Inc.	3,550	95,637

		576,495

Software (5.9%)
Electronic Arts, Inc.*	2,500	133,475
Mercury Interactive Corp.*	1,020	42,157
Microsoft Corp.	6,430	162,679
Oracle Corp.*	5,000	57,800
SAP AG (ADR)	1,530	60,328
Symantec Corp.*	7,170	134,652

		591,091

Total Information Technology		3,282,722

Materials (0.5%)
Chemicals (0.5%)
Dow Chemical Co.	1,100	50,523

Total Materials		50,523

Total Common Stocks (98.9%) (Cost $8,588,495)		9,893,550

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.2%)
JPMorgan Chase Nassau, 2.39%, 5/2/05 (Amortized Cost $119,692)	$119,692	119,692

Total Investments (100.1%) (Cost/Amortized Cost $8,708,187)		10,013,242
Other Assets Less Liabilities (-0.1%)		(10,502)

Net Assets (100%)		$10,002,740

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,335,320
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,048,379

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,608,982
Aggregate gross unrealized depreciation	(436,747)

Net unrealized appreciation	$1,172,235

Federal income tax cost of investments	$8,841,007

For the six months ended April 30, 2005, the Fund incurred approximately $192 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,953,192 of which $774,412 expires in the year 2010, $757,736 expires in the year 2011 and $421,044 expires in the year 2012.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.5%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.	300	$5,988
Autoliv, Inc.	100	4,425
BorgWarner, Inc.	400	18,288
Cooper Tire & Rubber Co.	600	10,470
Lear Corp.	425	14,403
Magna International, Inc., Class A	250	15,283

		68,857

Automobiles (0.4%)
Harley-Davidson, Inc.	1,070	50,311

Hotels, Restaurants & Leisure (2.2%)
Hilton Hotels Corp.	1,840	40,167
McDonald’s Corp.	3,050	89,396
Royal Caribbean Cruises Ltd.	1,710	71,854
Starbucks Corp.*	1,205	59,672

		261,089

Household Durables (0.9%)
American Greetings Corp., Class A	3,680	83,352
Maytag Corp.	400	3,876
Newell Rubbermaid, Inc.	1,000	21,730

		108,958

Internet & Catalog Retail (0.3%)
Shanda Interactive Entertainment Ltd. (ADR)*	1,100	35,387

Media (4.9%)
Comcast Corp., Class A*	1,650	52,981
Comcast Corp., Special Class A*	3,300	104,709
DIRECTV Group, Inc.*	7,991	112,833
Interpublic Group of Cos., Inc.*	2,000	25,720
Liberty Media Corp., Class A*	1,878	18,855
Sirius Satellite Radio, Inc.*	3,440	16,374
Time Warner, Inc.*	12,275	206,343
Univision Communications, Inc., Class A*	710	18,666
Viacom, Inc., Class B	125	4,328
Walt Disney Co.	200	5,280
XM Satellite Radio Holdings, Inc., Class A*	880	24,411

		590,500

Multiline Retail (1.7%)
Federated Department Stores, Inc.	500	28,750
Nordstrom, Inc.	250	12,708
Target Corp.	3,420	158,688

		200,146

Specialty Retail (3.7%)
Best Buy Co., Inc.	1,410	70,979
Gap, Inc.	1,000	21,350
Home Depot, Inc.	4,385	155,098
Limited Brands	1,200	26,028
Linens ‘N Things, Inc.*	3,269	76,266
Office Depot, Inc.*	1,300	25,454
Staples, Inc.	3,562	67,927

		443,102

Textiles, Apparel & Luxury Goods (0.8%)
Jones Apparel Group, Inc.	650	19,792
NIKE, Inc., Class B	980	75,274

		95,066

Total Consumer Discretionary		1,853,416

Consumer Staples (5.8%)
Beverages (1.6%)
Coca-Cola Co.	400	17,376
Molson Coors Brewing Co.	600	37,050
PepsiCo, Inc.	2,410	134,092

		188,518

Food & Staples Retailing (0.8%)
Kroger Co.*	1,500	23,655
Safeway, Inc.*	1,200	25,548
Wal-Mart Stores, Inc.	900	42,426

		91,629

Food Products (0.5%)
Archer-Daniels-Midland Co.	400	7,196
Sara Lee Corp.	1,300	27,807
Unilever N.V. (N.Y. Shares)	375	24,161

		59,164

Household Products (1.9%)
Colgate-Palmolive Co.	2,000	99,580
Procter & Gamble Co.	2,380	128,877

		228,457

Tobacco (1.0%)
Altria Group, Inc.	1,425	92,611
UST, Inc.	700	32,060

		124,671

Total Consumer Staples		692,439

Energy (7.3%)
Energy Equipment & Services (0.8%)
GlobalSantaFe Corp.	600	20,160
Halliburton Co.	1,510	62,801
Rowan Cos., Inc.	700	18,571

		101,532

Oil & Gas (6.5%)
BP plc (ADR)	425	25,882
ChevronTexaco Corp.	3,800	197,600
ConocoPhillips	500	52,425
Exxon Mobil Corp.	5,400	307,962
Marathon Oil Corp.	800	37,256
Occidental Petroleum Corp.	725	50,025
Petroleo Brasileiro S.A. (ADR)	2,400	100,632

		771,782

Total Energy		873,314

Financials (17.0%)
Capital Markets (3.0%)
Bank of New York Co., Inc.	4,000	111,760
E*Trade Financial Corp.*	3,700	41,107
Goldman Sachs Group, Inc.	1,000	106,790
Lehman Brothers Holdings, Inc.	250	22,930
Merrill Lynch & Co., Inc.	400	21,572
Morgan Stanley	920	48,410

		352,569

Commercial Banks (4.6%)
Bank of America Corp.	4,000	180,160
Comerica, Inc.	500	28,630
Huntington Bancshares, Inc./Ohio	1,000	23,510
KeyCorp.	825	27,357
Lloyds TSB Group plc	11,900	101,707
National City Corp.	850	28,866
PNC Financial Services Group, Inc.	125	6,654
SunTrust Banks, Inc.	450	32,774
U.S. Bancorp	1,625	45,337
Wachovia Corp.	1,025	52,459
Wells Fargo & Co.	375	22,478

		549,932

Consumer Finance (1.0%)
American Express Co.	2,340	123,318

Diversified Financial Services (2.2%)
Citigroup, Inc.	5,100	239,496
JPMorgan Chase & Co.	700	24,843

		264,339

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (4.4%)
ACE Ltd.	400	$17,184
Allstate Corp.	750	42,120
American International Group, Inc.	1,275	64,834
Chubb Corp.	375	30,667
Genworth Financial, Inc., Class A	1,100	30,745
Hartford Financial Services Group, Inc.	475	34,376
Marsh & McLennan Cos., Inc.	3,300	92,499
MetLife, Inc.	750	29,175
PartnerReinsurance Ltd.	150	8,742
Prudential Financial, Inc.	400	22,860
St. Paul Travelers Cos., Inc.	3,627	129,847
XL Capital Ltd., Class A	400	28,120

		531,169

Thrifts & Mortgage Finance (1.8%)
Countrywide Financial Corp.	2,475	89,570
Fannie Mae	725	39,114
Freddie Mac	650	39,988
MGIC Investment Corp.	125	7,375
Washington Mutual, Inc.	875	36,155

		212,202

Total Financials		2,033,529

Health Care (17.4%)
Biotechnology (1.7%)
Amgen, Inc.*	2,305	134,174
Genentech, Inc.*	1,070	75,906

		210,080

Health Care Equipment & Supplies (2.9%)
Biomet, Inc.	1,670	64,612
Boston Scientific Corp.*	3,200	94,656
Medtronic, Inc.	2,925	154,148
Varian Medical Systems, Inc.*	885	29,860

		343,276

Health Care Providers & Services (7.2%)
AmerisourceBergen Corp.	200	12,256
Cardinal Health, Inc.	2,100	116,697
Caremark Rx, Inc.*	1,755	70,288
Eclipsys Corp.*	4,000	54,040
Health Management Associates, Inc., Class A	4,100	101,393
Laboratory Corp. of America Holdings*	500	24,750
Medco Health Solutions, Inc.*	800	40,776
UnitedHealth Group, Inc.	3,310	312,828
WellPoint, Inc.*	1,000	127,750

		860,778

Pharmaceuticals (5.6%)
Abbott Laboratories	700	34,412
Bristol-Myers Squibb Co.	650	16,900
Eli Lilly & Co.	805	47,068
GlaxoSmithKline plc (ADR)	525	26,539
Johnson & Johnson	1,225	84,072
Merck & Co., Inc.	1,275	43,222
Pfizer, Inc.	6,900	187,473
Sanofi-Aventis	1,100	97,131
Sanofi-Aventis (ADR)	2,830	125,567
Wyeth	150	6,741

		669,125

Total Health Care		2,083,259

Industrials (12.2%)
Aerospace & Defense (1.0%)
Boeing Co.	900	53,568
General Dynamics Corp.	100	10,505
Goodrich Corp.	850	34,255
Honeywell International, Inc.	300	10,728
Raytheon Co.	260	9,779

		118,835

Air Freight & Logistics (1.4%)
FedEx Corp.	1,880	159,706
United Parcel Service, Inc., Class B	125	8,914

		168,620

Airlines (0.9%)
Southwest Airlines Co.	7,548	112,314

Building Products (0.2%)
Masco Corp.	800	25,192

Commercial Services & Supplies (1.0%)
Apollo Group, Inc., Class A*	1,020	73,562
FTI Consulting, Inc.*	2,000	44,160

		117,722

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	475	30,239
Hubbell, Inc., Class B	400	17,380

		47,619

Industrial Conglomerates (5.3%)
General Electric Co.	13,045	472,229
Textron, Inc.	600	45,210
Tyco International Ltd.	3,620	113,342

		630,781

Machinery (0.4%)
Eaton Corp.	500	29,350
Ingersoll-Rand Co., Class A	200	15,374

		44,724

Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.	800	38,600
CSX Corp.	650	26,084
Norfolk Southern Corp.	975	30,615
Union Pacific Corp.	1,600	102,288

		197,587

Total Industrials		1,463,394

Information Technology (15.7%)
Communications Equipment (4.1%)
ADC Telecommunications, Inc.*	5,100	11,577
Cisco Systems, Inc.*	11,890	205,459
Corning, Inc.*	2,300	31,625
Ditech Communications Corp.*	1,700	19,227
Motorola, Inc.	8,290	127,169
QUALCOMM, Inc.	100	3,489
Research In Motion Ltd.*	1,180	76,004
Tellabs, Inc.*	2,500	19,400

		493,950

Computers & Peripherals (1.9%)
Dell, Inc.*	1,410	49,110
Hewlett-Packard Co.	2,535	51,892
International Business Machines Corp.	500	38,190
Lexmark International, Inc., Class A*	1,265	87,854

		227,046

Electronic Equipment & Instruments (0.8%)
Arrow Electronics, Inc.*	300	7,302
Avnet, Inc.*	500	9,445
Celestica, Inc.*	400	4,600
Flextronics International Ltd.*	1,700	18,955
Sanmina-SCI Corp.*	3,200	12,832
Solectron Corp.*	4,400	14,520
Tech Data Corp.*	375	13,699
Vishay Intertechnology, Inc.*	1,100	11,759

		93,112

Internet Software & Services (1.6%)
Google, Inc., Class A*	190	41,800

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	4,190	$144,597

		186,397

IT Services (0.2%)
Electronic Data Systems Corp.	1,100	21,285

Semiconductors & Semiconductor Equipment (3.5%)
Agere Systems, Inc., Class A*	5,100	5,967
Intel Corp.	4,010	94,315
Samsung Electronics Co., Ltd. (GDR)§	249	56,438
Texas Instruments, Inc.	10,340	258,086

		414,806

Software (3.6%)
Microsoft Corp.	16,965	429,214
Oracle Corp.*	600	6,936

		436,150

Total Information Technology		1,872,746

Materials (1.7%)
Chemicals (0.3%)
DuPont (E.I.) de Nemours & Co.	600	28,266
Hercules, Inc.*	700	9,261

		37,527

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	1,000	13,110

Metals & Mining (0.9%)
Rio Tinto plc (ADR)	605	72,963
United States Steel Corp.	800	34,208

		107,171

Paper & Forest Products (0.4%)
Georgia-Pacific Corp.	800	27,416
International Paper Co.	700	24,003

		51,419

Total Materials		209,227

Telecommunication Services (3.9%)
Diversified Telecommunication Services (1.8%)
ALLTEL Corp.	1,700	96,832
SBC Communications, Inc.	300	7,140
Sprint Corp.	2,200	48,972
Verizon Communications, Inc.	1,650	59,070

		212,014

Wireless Telecommunication Services (2.1%)
China Mobile (Hong Kong) Ltd. (ADR)	2,780	49,484
Crown Castle International Corp.*	3,400	54,842
Leap Wireless International. Inc.*	1,500	35,610
NII Holdings, Inc.*	2,250	112,657

		252,593

Total Telecommunication Services		464,607

Utilities (1.1%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.	850	29,937
Entergy Corp.	500	36,650
Exelon Corp.	800	39,600

		106,187

Multi-Utilities & Unregulated Power (0.2%)
Constellation Energy Group, Inc.	500	26,280

Total Utilities		132,467

Total Common Stocks (97.6%) (Cost $10,767,803)		11,678,398

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.0%)
JPMorgan Chase Nassau, 2.39%, 5/2/05 (Amortized Cost $242,480)	$242,480	242,480

Total Investments (99.6%) (Cost/Amortized Cost $11,010,283)		11,920,878
Other Assets Less Liabilities (0.4%)		43,153

Net Assets (100%)		$11,964,031

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2005, the market value of these securities amounted to $56,438 or 0.47% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,845,035
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,880,113

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,369,251
Aggregate gross unrealized depreciation	(596,169)

Net unrealized appreciation	$773,082

Federal income tax cost of investments	$11,147,796

For the six months ended April 30, 2005, the Fund incurred approximately $977 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $524,197 of which $144,365 expires in the year 2010 and $379,832 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.4%)
Johnson Controls, Inc.	800	$43,896

Automobiles (0.3%)
Harley-Davidson, Inc.	700	32,914

Hotels, Restaurants & Leisure (2.4%)
Carnival Corp.	850	41,548
McDonald’s Corp.	7,631	223,665
Royal Caribbean Cruises Ltd.	300	12,606
Wendy’s International, Inc.	700	30,051

		307,870

Household Durables (0.4%)
Fortune Brands, Inc.	600	50,748

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	850	16,082

Media (5.2%)
Comcast Corp., Class A*	4,300	138,073
Comcast Corp., Special Class A*	2,537	80,499
News Corp., Class A	4,000	61,120
Reed Elsevier plc.	4,022	39,291
Time Warner, Inc.*	6,538	109,904
Tribune Co.	758	29,259
Viacom, Inc., Class B	5,268	182,378
Walt Disney Co.	755	19,932

		660,456

Multiline Retail (0.5%)
Saks, Inc.*	3,950	67,308

Specialty Retail (2.2%)
Bed Bath & Beyond, Inc.*	800	29,768
Gap, Inc.	2,430	51,880
Home Depot, Inc.	2,500	88,425
Lowe’s Cos., Inc.	1,400	72,954
TJX Cos., Inc.	1,475	33,409

		276,436

Total Consumer Discretionary		1,455,710

Consumer Staples (10.0%)
Beverages (0.4%)
Diageo plc.	1,354	20,016
PepsiCo, Inc.	482	26,818

		46,834

Food Products (4.1%)
Archer-Daniels-Midland Co.	11,287	203,053
Cadbury Schweppes plc (ADR)	3,550	144,307
Dean Foods Co.*	400	13,744
H.J. Heinz Co.	929	34,234
Kellogg Co.	1,443	64,863
Nestle S.A. (Registered)	81	21,297
Sara Lee Corp.	1,660	35,507

		517,005

Household Products (0.9%)
Kimberly-Clark Corp.	946	59,078
Procter & Gamble Co.	1,100	59,565

		118,643

Personal Products (0.7%)
Avon Products, Inc.	2,040	81,763

Tobacco (3.9%)
Altria Group, Inc.	7,320	475,727
Loews Corp.- Carolina Group.	500	15,750

		491,477

Total Consumer Staples		1,255,722

Energy (12.1%)
Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	1,000	44,120
GlobalSantaFe Corp.	318	10,685
Halliburton Co.	1,000	41,590
Nabors Industries Ltd.*	1,000	53,870
Noble Corp.	873	44,436
Schlumberger Ltd.	100	6,841

		201,542

Oil & Gas (10.5%)
BP plc (ADR)	1,830	111,447
ChevronTexaco Corp.	400	20,800
ConocoPhillips	3,816	400,108
Devon Energy Corp.	505	22,811
EOG Resources, Inc.	535	25,439
Exxon Mobil Corp.	2,951	168,295
Marathon Oil Corp.	3,916	182,368
Noble Energy, Inc.	1,200	76,944
Occidental Petroleum Corp.	2,325	160,425
Patina Oil & Gas Corp.	300	11,520
Total S.A. (ADR)	690	76,528
Unocal Corp.	1,202	65,569

		1,322,254

Total Energy		1,523,796

Financials (24.0%)
Capital Markets (4.4%)
Franklin Resources, Inc.	220	15,110
Goldman Sachs Group, Inc.	3,051	325,816
Lehman Brothers Holdings, Inc.	340	31,185
Mellon Financial Corp.	1,524	42,199
Merrill Lynch & Co., Inc.	1,855	100,040
Morgan Stanley	700	36,834

		551,184

Commercial Banks (5.4%)
Bank of America Corp.	10,185	458,732
North Fork Bancorp, Inc.	1,500	42,225
PNC Financial Services Group, Inc.	920	48,972
SunTrust Banks, Inc.	1,347	98,102
Wells Fargo & Co.	635	38,062

		686,093

Consumer Finance (0.6%)
American Express Co.	882	46,481
MBNA Corp.	1,530	30,218

		76,699

Diversified Financial Services (5.3%)
Citigroup, Inc.	10,950	514,212
JPMorgan Chase & Co.	4,475	158,818

		673,030

Insurance (6.6%)
ACE Ltd.	2,800	120,288
Aflac, Inc.	598	24,309
Allstate Corp.	1,727	96,988
American International Group, Inc.	3,000	152,550
Axis Capital Holdings Ltd.	1,400	37,240
Chubb Corp.	269	21,999
Hartford Financial Services Group, Inc.	563	40,744
MetLife, Inc.	3,114	121,135
St. Paul Travelers Cos., Inc.	5,919	211,900

		827,153

Thrifts & Mortgage Finance (1.7%)
Fannie Mae	3,521	189,958
Freddie Mac	395	24,300

		214,258

Total Financials		3,028,417

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (6.8%)
Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	628	$23,299
Boston Scientific Corp.*	3,400	100,572

		123,871

Health Care Providers & Services (1.5%)
Caremark Rx, Inc.*	1,200	48,060
Health Management Associates, Inc., Class A	1,100	27,203
UnitedHealth Group, Inc.	200	18,902
WellPoint, Inc.*	800	102,200

		196,365

Pharmaceuticals (4.3%)
Abbott Laboratories	1,066	52,404
Eli Lilly & Co.	196	11,460
Forest Laboratories, Inc.*	400	14,272
Johnson & Johnson	1,128	77,415
Merck & Co., Inc.	1,811	61,393
Novartis AG (Registered)	364	17,704
Pfizer, Inc.	1,377	37,413
Roche Holding AG	252	30,398
Sanofi-Aventis (ADR)	4,373	194,030
Wyeth	945	42,468

		538,957

Total Health Care		859,193

Industrials (15.5%)
Aerospace & Defense (1.9%)
Lockheed Martin Corp.	1,224	74,603
Northrop Grumman Corp.	1,329	72,882
United Technologies Corp.	895	91,040

		238,525

Air Freight & Logistics (0.1%)
CNF, Inc.	200	8,550

Building Products (0.6%)
American Standard Cos., Inc.	900	40,239
Masco Corp.	1,330	41,882

		82,121

Commercial Services & Supplies (2.4%)
Cendant Corp.	10,400	207,064
R.R. Donnelley & Sons Co.	2,750	90,502

		297,566

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	385	24,509
Emerson Electric Co.	878	55,024

		79,533

Industrial Conglomerates (5.1%)
3M Co.	600	45,882
General Electric Co.	5,200	188,240
Siemens AG (ADR)	2,700	198,504
Tyco International Ltd.	6,605	206,802

		639,428

Machinery (2.6%)
Deere & Co.	4,396	274,926
Illinois Tool Works, Inc.	475	39,815
Sandvik AB	285	11,120

		325,861

Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	1,259	60,747
CSX Corp.	3,700	148,481
Union Pacific Corp.	1,000	63,930

		273,158

Trading Companies & Distributors (0.0%)
Finning International, Inc.	196	5,240

Total Industrials		1,949,982

Information Technology (7.4%)
Communications Equipment (0.3%)
QUALCOMM, Inc.	1,000	34,890

Computers & Peripherals (1.1%)
EMC Corp.*	1,500	19,680
Hewlett-Packard Co.	5,377	110,067
International Business Machines Corp.	93	7,104

		136,851

IT Services (1.1%)
Accenture Ltd., Class A*	2,610	56,637
Fiserv, Inc.*	1,855	78,466

		135,103

Semiconductors & Semiconductor Equipment (0.8%)
Analog Devices, Inc.	505	17,226
Applied Materials, Inc.*	600	8,922
Freescale Semiconductor, Inc., Class B*	2,914	54,958
Maxim Integrated Products, Inc.	500	18,700

		99,806

Software (4.1%)
Microsoft Corp.	18,400	465,520
Oracle Corp.*	1,100	12,716
Symantec Corp.*	2,500	46,950

		525,186

Total Information Technology		931,836

Materials (5.2%)
Chemicals (4.4%)
Air Products & Chemicals, Inc.	2,062	121,101
BASF AG (ADR)	2,950	191,455
Dow Chemical Co.	930	42,715
DuPont (E.I.) de Nemours & Co.	1,166	54,930
Monsanto Co.	311	18,231
Nalco Holding Co.*	475	8,550
PPG Industries, Inc.	1,046	70,657
Praxair, Inc.	298	13,956
Syngenta AG*	358	37,080

		558,675

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	981	12,861

Metals & Mining (0.2%)
Alcoa, Inc.	1,000	29,020

Paper & Forest Products (0.5%)
Bowater, Inc.	382	12,411
International Paper Co.	1,438	49,309

		61,720

Total Materials		662,276

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.0%)
BellSouth Corp.	700	18,543
SBC Communications, Inc.	800	19,040
Sprint Corp.	4,670	103,954
Verizon Communications, Inc.	3,071	109,942

		251,479

Wireless Telecommunication Services (0.4%)
Vodafone Group plc	21,962	57,150

Total Telecommunication Services		308,629

Utilities (2.9%)
Electric Utilities (2.1%)
Cinergy Corp.	322	12,751
Entergy Corp.	2,050	150,265
Exelon Corp.	299	14,800

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
FPL Group, Inc.	400	$16,328
PPL Corp.	696	37,765
TXU Corp.	425	36,461

		268,370

Multi-Utilities & Unregulated Power (0.8%)
Dominion Resources, Inc.	1,120	84,448
Public Service Enterprise Group, Inc.	305	17,721

		102,169

Total Utilities		370,539

Total Common Stocks (97.8%) (Cost $11,165,768)		12,346,100

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.8%)
JPMorgan Chase Nassau, 2.39%, 5/2/05 (Amortized Cost $225,223)	$225,223	225,223

Total Investments (99.6%) (Cost/Amortized Cost $11,390,991)		12,571,323
Other Assets Less Liabilities (0.4%)		44,781

Net Assets (100%)		$12,616,104

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,024,465
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,675,478

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,442,007
Aggregate gross unrealized depreciation	(380,734)

Net unrealized appreciation	$1,061,273

Federal income tax cost of investments	$11,510,050

For the six months ended April 30, 2005, the Fund incurred approximately $235 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (1.1%)
BorgWarner, Inc.	2,525	$115,443
Gentex Corp.	300	9,738

		125,181

Automobiles (0.2%)
Winnebago Industries, Inc.	800	23,312

Hotels, Restaurants & Leisure (3.0%)
BJ’s Restaurants, Inc.*	900	15,885
Four Seasons Hotels, Inc.	500	31,735
La Quinta Corp.*	2,900	25,230
Marriott International, Inc., Class A	1,275	80,006
Orient Express Hotels Ltd.	800	21,016
Panera Bread Co., Class A*	600	30,012
Red Robin Gourmet Burgers*	400	19,384
Royal Caribbean Cruises Ltd.	1,350	56,727
Station Casinos, Inc.	1,200	77,436

		357,431

Household Durables (0.8%)
Garmin Ltd.	1,225	48,388
Tempur-Pedic International, Inc.*	2,400	45,816

		94,204

Leisure Equipment & Products (0.3%)
MarineMax, Inc.*	1,500	40,575

Media (3.4%)
Dex Media, Inc.	300	6,570
Dow Jones & Co., Inc.	100	3,344
E.W. Scripps Co., Class A	1,150	58,569
Entravision Communications Corp.*	2,700	21,249
Getty Images, Inc.*	1,725	123,424
Radio One, Inc., Class D*	4,400	57,508
Scholastic Corp.*	400	13,940
UnitedGlobalCom, Inc., Class A*	7,075	63,321
XM Satellite Radio Holdings, Inc., Class A*	2,000	55,480

		403,405

Multiline Retail (0.9%)
Family Dollar Stores, Inc.	1,900	51,262
Fred’s, Inc.	1,450	20,938
Tuesday Morning Corp.*	1,400	36,764

		108,964

Specialty Retail (3.6%)
Cost Plus, Inc.*	1,100	25,509
Dick’s Sporting Goods, Inc.*	1,970	60,597
Finish Line, Inc., Class A	800	14,416
HOT Topic, Inc.*	1,800	35,982
PETCO Animal Supplies, Inc.*	2,700	84,510
Regis Corp.	700	25,011
Ross Stores, Inc.	2,125	56,780
Too, Inc.*	2,173	50,001
Tractor Supply Co.*	1,000	40,220
Urban Outfitters, Inc.*	900	39,870

		432,896

Textiles, Apparel & Luxury Goods (0.2%)
Fossil, Inc.*	825	19,190
Polo Ralph Lauren Corp.	100	3,510

		22,700

Total Consumer Discretionary		1,608,668

Consumer Staples (0.1%)
Food Products (0.1%)
Bunge Ltd.	100	5,680
Dean Foods Co.*	100	3,436

Total Consumer Staples		9,116

Energy (6.6%)
Energy Equipment & Services (4.6%)
Alpha Natural Resources, Inc.*	500	11,575
Cal Dive International, Inc.*	1,800	80,064
Cooper Cameron Corp.*	700	38,458
ENSCO International, Inc.	1,950	63,570
FMC Technologies, Inc.*	1,100	33,363
Global Industries Ltd.*	2,400	23,136
Grant Prideco, Inc.*	2,800	62,104
National Oilwell Varco, Inc.*	2,375	94,382
Patterson-UTI Energy, Inc.	2,000	47,940
Rowan Cos., Inc.	100	2,653
Superior Energy Services, Inc.*	1,800	26,784
Transocean, Inc.*	1,400	64,918

		548,947

Oil & Gas (2.0%)
Bill Barrett Corp.*	1,800	47,952
Chesapeake Energy Corp.	100	1,924
Denbury Resources, Inc.*	800	25,392
Newfield Exploration Co.*	800	56,824
Noble Energy, Inc.	600	38,472
Spinnaker Exploration Co.*	2,000	64,020

		234,584

Total Energy		783,531

Financials (6.9%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	700	43,771
Ameritrade Holding Corp.*	400	4,192
BlackRock, Inc., Class A	800	59,968
Federated Investors, Inc., Class B	200	5,690
National Financial Partners Corp.	700	26,768

		140,389

Commercial Banks (1.8%)
Cathay General Bancorp	1,300	42,731
Cullen/Frost Bankers, Inc.	200	8,664
East-West Bancorp, Inc.	800	25,696
First State Bancorp/New Mexico	1,400	24,500
Greater Bay Bancorp	1,300	32,708
UCBH Holdings, Inc.	2,050	32,247
Umpqua Holdings Corp.	1,400	31,108
Westamerica Bancorp	400	19,976

		217,630

Consumer Finance (0.0%)
Providian Financial Corp.*	100	1,667

Diversified Financial Services (1.7%)
Advance America Cash Advance Centers, Inc.	3,010	41,929
Archipelago Holdings, Inc.*	200	6,490
CapitalSource, Inc.*	2,300	48,300
Financial Federal Corp.	1,000	35,300
GFI Group, Inc.*	500	11,675
optionsXpress Holdings, Inc.*	1,900	24,776
Primus Guaranty Ltd.*	2,500	28,500

		196,970

Insurance (0.4%)
Aspen Insurance Holdings Ltd.	500	13,650
EMC Insurance Group, Inc.	700	12,075
IPC Holdings Ltd.	700	26,341

		52,066

Mutual Funds (0.2%)
Ares Capital Corp.	1,317	21,836

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.4%)
CB Richard Ellis Services, Inc., Class A*	3,000	$104,250
Innkeepers USA Trust (REIT)	1,400	18,578
Jones Lang LaSalle, Inc.*	900	33,750
Meristar Hospitality Corp. (REIT)*	1,400	9,590

		166,168

Thrifts & Mortgage Finance (0.2%)
Doral Financial Corp.	700	9,835
Federal Agriculture Mortgage Corp.	100	1,736
Franklin Bank Corp./Texas*	700	11,767

		23,338

Total Financials		820,064

Health Care (20.1%)
Biotechnology (4.5%)
Affymetrix, Inc.*	800	36,888
Charles River Laboratories International, Inc.*	2,475	117,241
Digene Corp.*	1,200	22,860
Eyetech Pharmaceuticals, Inc.*	900	20,691
Gen-Probe, Inc.*	900	45,171
Invitrogen Corp.*	100	7,327
OraSure Technologies, Inc.*	3,800	30,248
Pharmion Corp.*	1,500	34,650
Protein Design Labs, Inc.*	6,200	110,856
Serologicals Corp.*	1,000	21,530
Telik, Inc.*	3,200	51,840
Trimeris, Inc.*	2,000	19,900
Vicuron Pharmaceuticals, Inc.*	1,300	21,255
Xenogen Corp.*	200	892

		541,349

Health Care Equipment & Supplies (6.3%)
Advanced Neuromodulation Systems, Inc.*	700	21,077
American Medical Systems Holdings, Inc.*	2,400	41,904
ArthroCare Corp.*	1,500	44,070
Bard (C.R.), Inc.	1,175	83,625
Cooper Cos., Inc.	1,800	121,590
Cytyc Corp.*	3,125	66,594
Inamed Corp.*	1,329	80,856
Kinetic Concepts, Inc.*	1,025	62,986
Merit Medical Systems, Inc.*	1,667	21,088
Molecular Devices Corp.*	800	15,120
Respironics, Inc.*	700	44,233
Stereotaxis, Inc.*	100	695
Steris Corp.*	1,400	33,152
Symmetry Medical, Inc.*	1,000	17,200
Thermo Electron Corp.*	100	2,498
Varian, Inc.*	1,100	36,487
Ventana Medical Systems, Inc.*	400	15,928
Waters Corp.*	100	3,963
Wilson Greatbatch Technologies, Inc.*	1,700	32,606

		745,672

Health Care Providers & Services (7.5%)
Andrx Corp.*	300	5,973
Caremark Rx, Inc.*	1,925	77,096
Centene Corp.*	600	16,710
Health Management Associates, Inc., Class A	200	4,946
IDX Systems Corp.*	600	18,582
LabOne, Inc.*	2,600	91,208
Molina Healthcare, Inc.*	600	26,250
PacifiCare Health Systems, Inc.*	1,575	94,122
Parexel International Corp.*	1,300	23,699
Pharmaceutical Product Development, Inc.*	800	36,304
Psychiatric Solutions, Inc.*	1,800	77,436
Quest Diagnostics, Inc.	800	84,640
RehabCare Group, Inc.*	1,100	33,022
SFBC International, Inc.*	1,300	40,560
Sierra Health Services, Inc.*	800	51,752
Symbion, Inc.*	900	19,152
Triad Hospitals, Inc.*	1,625	83,281
United Surgical Partners International, Inc.*	1,400	61,950
VCA Antech, Inc.*	2,300	53,544

		900,227

Pharmaceuticals (1.8%)
Amylin Pharmaceuticals, Inc.*	1,500	25,500
Angiotech Pharmaceuticals, Inc.*	2,800	38,052
Impax Laboratories, Inc.*	1,900	30,913
IVAX Corp.*	125	2,362
Medicines Co.*	1,000	21,350
MGI Pharma, Inc.*	1,700	37,485
Prestige Brands Holdings, Inc.*	1,200	21,600
Salix Pharmaceuticals Ltd.*	900	12,870
Taro Pharmaceuticals Industries Ltd.*	600	17,436
Watson Pharmaceuticals, Inc.*	100	3,000

		210,568

Total Health Care		2,397,816

Industrials (15.4%)
Aerospace & Defense (2.5%)
Empresa Brasileira de Aeronautica S.A. (ADR)	200	5,768
Essex Corp.*	1,700	26,112
Hexcel Corp.*	3,200	52,480
Orbital Sciences Corp.*	2,000	18,640
Precision Castparts Corp.	1,450	106,807
Rockwell Collins, Inc.	1,425	65,379
United Defense Industries, Inc.	400	29,592

		304,778

Air Freight & Logistics (1.0%)
Expeditors International of Washington, Inc.	1,500	73,665
Forward Air Corp.	2,100	50,526

		124,191

Airlines (1.1%)
Republic Airways Holdings, Inc.*	1,700	20,774
Southwest Airlines Co.	7,400	110,112

		130,886

Commercial Services & Supplies (5.1%)
CDI Corp.	1,300	28,743
Corporate Executive Board Co.	900	59,157
Education Management Corp.*	2,475	69,300
Jackson Hewitt Tax Service, Inc.	800	14,736
LECG Corp.*	1,200	24,876
Monster Worldwide, Inc.*	1,925	44,294
Navigant Consulting Co.*	2,100	49,287
NCO Group, Inc.*	1,400	26,082
PRG-Schultz International, Inc.*	1,200	5,724
Resources Connection, Inc.*	3,900	74,529
Robert Half International, Inc.	100	2,482
Stericycle, Inc.*	1,750	85,173
Strayer Education, Inc.	965	103,525
Waste Connections, Inc.*	450	15,849

		603,757

Construction & Engineering (0.6%)
Dycom Industries, Inc.*	2,900	67,454

Electrical Equipment (0.7%)
Ametek, Inc.	500	18,935

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Automation, Inc.	1,475	$68,189

		87,124

Machinery (2.4%)
CUNO, Inc.*	300	15,216
Flowserve Corp.*	2,000	55,520
IDEX Corp.	1,550	57,738
Joy Global, Inc.	1,000	33,870
Manitowoc Co., Inc.	600	24,000
Oshkosh Truck Corp.	400	30,060
Pall Corp.	200	5,366
Reliance Steel & Aluminum Co.	500	18,865
Terex Corp.*	100	3,738
Wabash National Corp.	1,500	38,250

		282,623

Road & Rail (1.2%)
Hunt (J.B.) Transport Services, Inc.	100	3,909
Knight Transportation, Inc.	1,650	34,865
Landstar System, Inc.*	1,200	36,780
Overnite Corp.	800	23,984
Werner Enterprises, Inc.	2,225	41,340

		140,878

Trading Companies & Distributors (0.8%)
Hughes Supply, Inc.	1,800	46,980
MSC Industrial Direct Co.	1,700	45,679

		92,659

Total Industrials		1,834,350

Information Technology (27.9%)
Communications Equipment (1.6%)
Avaya, Inc.*	300	2,604
Avocent Corp.*	1,400	35,196
Comverse Technology, Inc.*	3,925	89,451
F5 Networks, Inc.*	500	21,405
Plantronics, Inc.	525	16,532
ViaSat, Inc.*	1,400	24,934

		190,122

Computers & Peripherals (0.5%)
LaserCard Corp.*	400	2,132
Network Appliance, Inc.*	2,100	55,923

		58,055

Electronic Equipment & Instruments (4.3%)
Amphenol Corp., Class A	1,050	41,412
CDW Corp.	500	27,345
Coherent, Inc.*	900	28,872
Dolby Laboratories, Inc. Class A*	100	2,045
Electro Scientific Industries, Inc.*	2,500	41,325
Flir Systems, Inc.*	4,100	109,060
Jabil Circuit, Inc.*	2,875	79,350
Mettler-Toledo International, Inc.*	500	22,925
National Instruments Corp.	1,700	36,618
Scansource, Inc.*	1,300	60,125
Tektronix, Inc.	1,400	30,324
Trimble Navigation Ltd.*	1,100	37,862

		517,263

Internet Software & Services (1.2%)
CNET Networks, Inc.*	300	2,975
Entrust, Inc.*	5,200	19,656
InfoSpace, Inc.*	1,100	34,089
Marchex, Inc., Class B*	1,100	18,568
Phase Forward, Inc.*	100	540
ValueClick, Inc.*	1,500	15,540
VeriSign, Inc.*	1,825	48,289

		139,657

IT Services (6.5%)
Affiliated Computer Services, Inc., Class A*	1,250	59,588
Alliance Data Systems Corp.*	4,165	168,266
Anteon International Corp.*	1,850	77,330
BearingPoint, Inc.*	3,500	21,665
CACI International, Inc., Class A*	1,100	68,332
Cognizant Technology Solutions Corp., Class A*	2,625	110,276
Global Payments, Inc.	2,000	129,520
Iron Mountain, Inc.*	2,100	62,370
MAXIMUS, Inc.	600	18,420
RightNow Technologies, Inc.*	1,300	11,596
Sapient Corp.*	6,500	46,475

		773,838

Semiconductors & Semiconductor Equipment (5.5%)
Actel Corp.*	2,100	29,463
Altera Corp.*	200	4,146
Cabot Microelectronics Corp.*	1,100	31,669
Exar Corp.*	3,800	48,222
Formfactor, Inc.*	1,500	34,260
Integrated Circuit Systems, Inc.*	1,800	32,886
International Rectifier Corp.*	2,880	122,515
Intersil Corp., Class A	2,200	38,412
Lam Research Corp.*	1,200	30,780
MEMC Electronic Materials, Inc.*	1,100	12,903
Microchip Technology, Inc.	200	5,696
Microtune, Inc.*	3,600	12,384
NVIDIA Corp.*	3,150	69,111
Power Integrations, Inc.*	1,300	28,275
Semtech Corp.*	4,300	72,627
Silicon Laboratories, Inc.*	800	20,320
Varian Semiconductor Equipment Associates, Inc.*	1,600	59,664
Zilog, Inc.*	1,600	7,056

		660,389

Software (8.3%)
Activision, Inc.*	7,866	113,742
Adobe Systems, Inc.	1,175	69,877
Altiris, Inc.*	1,600	26,064
Amdocs Ltd.*	2,125	56,759
American Reprographics Co.*	3,600	50,580
Catapult Communications Corp.*	900	13,302
Cognos, Inc.*	1,600	60,544
Filenet Corp.*	1,800	47,700
Hyperion Solutions Corp.*	600	24,402
Jack Henry & Associates, Inc.	1,100	18,909
JAMDAT Mobile, Inc.*	1,000	17,060
Kronos, Inc.*	300	11,715
Macromedia, Inc.*	5,025	199,040
NAVTEQ Corp.*	1,325	48,257
NetIQ Corp.*	2,100	22,512
Quest Software, Inc.*	7,200	85,392
THQ, Inc.*	1,400	35,308
VeriFone Holdings, Inc.*	3,800	40,850
Verity, Inc.*	100	820
Wind River Systems, Inc.*	3,100	40,238

		983,071

Total Information Technology		3,322,395

Materials (3.7%)
Chemicals (2.7%)
Cabot Corp.	1,400	42,770
FMC Corp.*	1,100	53,900
Georgia Gulf Corp.	1,100	40,601
Headwaters, Inc.*	1,000	31,970
Lyondell Chemical Co.	200	5,018
Minerals Technologies, Inc.	900	58,788
Potash Corp. of Saskatchewan, Inc.	700	58,898
Westlake Chemical Corp.	1,200	31,500

		323,445

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.0%)
Allegheny Technologies, Inc.	2,160	$48,384
GrafTech International Ltd.*	900	3,429
Peabody Energy Corp.	1,350	59,089

		110,902

Total Materials		434,347

Telecommunication Services (2.8%)
Wireless Telecommunication Services (2.8%)
InPhonic, Inc.*	1,300	20,046
Nextel Partners, Inc., Class A*	9,375	220,500
NII Holdings, Inc.*	1,950	97,637

Total Telecommunication Services		338,183

Total Common Stocks (97.0%) (Cost $10,464,707)		11,548,470

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.6%)
JPMorgan Chase Nassau, 2.39%, 5/2/05 (Amortized Cost $430,914)	$430,914	430,914

Total Investments (100.6%) (Cost/Amortized Cost $10,895,621)		11,979,384
Other Assets Less Liabilities (-0.6%)		(71,966)

Net Assets (100%)		$11,907,418

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,578,827
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,373,539

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,651,274
Aggregate gross unrealized depreciation	(651,120)

Net unrealized appreciation	$1,000,154

Federal income tax cost of investments	$10,979,230

For the six months ended April 30, 2005, the Fund incurred approximately $223 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,896,343 which expires in the year 2010.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.2%)
Auto Components (2.0%)
American Axle & Manufacturing Holdings, Inc.	2,200	$43,912
Autoliv, Inc.	300	13,275
BorgWarner, Inc.	1,000	45,720
Compagnie Generale des Etablissements Michelin, Class B	1,834	110,922
Cooper Tire & Rubber Co.	1,900	33,155
Modine Manufacturing Co.	700	18,956
TRW Automotive Holdings Corp.*	1,900	33,839
TRW Automotive Holdings Corp.*†	900	16,029

		315,808

Automobiles (0.0%)
Coachmen Industries, Inc.	500	5,745

Hotels, Restaurants & Leisure (2.1%)
Bally Total Fitness Holding Corp.*	1,500	4,770
CBRL Group, Inc.	2,500	96,325
Champps Entertainment, Inc.*	300	2,640
Choice Hotels International, Inc.	200	12,104
CKE Restaurants, Inc.*	1,200	17,808
Darden Restaurants, Inc.	3,250	97,500
Famous Dave’s of America, Inc.*	400	4,324
J Alexander’s Corp.*	200	1,500
Jack in the Box, Inc.*	100	3,656
Lone Star Steakhouse & Saloon, Inc.	300	8,505
Nathan’s Famous, Inc.*	200	1,608
Penn National Gaming, Inc.*	600	18,900
Rubio’s Restaurants, Inc.*	50	416
Ruby Tuesday, Inc.	2,300	51,750
Sands Regent*	200	1,750
Station Casinos, Inc.	200	12,906
Worldwide Restaurant Concepts, Inc.*	400	2,516

		338,978

Household Durables (2.6%)
American Greetings Corp., Class A	752	17,033
Basset Furniture Industries, Inc.	400	7,856
Blount International, Inc.*	300	4,443
Cobra Electronics Corp.*	300	2,538
Department 56, Inc.*	400	5,216
Hovnanian Enterprises, Inc., Class A*	600	30,462
KB Home	400	22,800
Leggett & Platt, Inc.	2,750	74,140
MDC Holdings, Inc.	780	50,996
Newell Rubbermaid, Inc.	1,700	36,941
Snap-On, Inc.	100	3,317
Technical Olympic USA, Inc.	200	4,210
Toll Brothers, Inc.*	100	7,580
Whirlpool Corp.	800	49,648
William Lyon Homes, Inc.*	200	17,680
Yankee Candle Co., Inc.*	2,700	75,033

		409,893

Leisure Equipment & Products (0.2%)
Aldila, Inc.	200	4,158
GameTech International, Inc.	400	1,052
JAKKS Pacific, Inc.*	800	15,032
K2, Inc.*	200	2,544

		22,786

Media (3.9%)
Cinram International, Inc.	5,400	112,608
Cox Radio, Inc., Class A*	2,150	33,798
Dex Media, Inc.	3,200	70,080
Entercom Communications Corp.*	1,050	33,842
Interpublic Group of Cos., Inc.*	6,935	89,184
Reader’s Digest Association, Inc. (Non-Voting)	2,400	40,800
Scholastic Corp.*	900	31,365
UnitedGlobalCom, Inc., Class A*	14,418	129,041
Univision Communications, Inc., Class A*	1,250	32,863
Westwood One, Inc.*	2,250	41,175

		614,756

Multiline Retail (1.6%)
Federated Department Stores, Inc.	1,650	94,875
Gottschalks, Inc.*	300	3,315
May Department Stores Co.	3,900	136,812
Retail Ventures, Inc.*	900	9,072
ShopKo Stores, Inc.*	400	9,584

		253,658

Specialty Retail (6.1%)
AnnTaylor Stores Corp.*	4,300	105,307
Borders Group, Inc.	2,300	55,637
Charming Shoppes, Inc.*	2,920	21,725
Children’s Place, Inc.*	400	14,884
Foot Locker, Inc.	5,100	135,966
Movie Gallery, Inc.	800	21,624
Office Depot, Inc.*	3,700	72,446
OfficeMax, Inc.	3,275	106,372
Pomeroy IT Solutions, Inc.*	400	5,396
Rent-A-Center, Inc.*	1,800	43,272
Ross Stores, Inc.	2,500	66,800
Steiner Leisure Ltd.*	200	5,993
Talbots, Inc.	4,000	102,200
Tiffany & Co.	4,300	129,645
TJX Cos., Inc.	3,000	67,950
Trans World Entertainment Corp.*	200	2,656
Urban Outfitters, Inc.*	200	8,860

		966,733

Textiles, Apparel & Luxury Goods (1.7%)
Hallwood Group, Inc.*	200	29,400
Jones Apparel Group, Inc.	3,410	103,834
Liz Claiborne, Inc.	100	3,543
Phillips-Van Heusen Corp.	1,000	25,880
Polo Ralph Lauren Corp.	1,100	38,610
Tommy Hilfiger Corp.*	2,200	24,068
V.F. Corp.	800	45,272

		270,607

Total Consumer Discretionary		3,198,964

Consumer Staples (2.9%)
Beverages (0.6%)
Cott Corp.*	1,950	43,660
PepsiAmericas, Inc.	1,900	46,911

		90,571

Food & Staples Retailing (0.5%)
Longs Drug Stores Corp.	700	25,445
Ruddick Corp.	1,100	24,706
Village Super Market, Inc., Class A	100	4,460
Weis Markets, Inc.	500	18,950

		73,561

Food Products (1.6%)
Bunge Ltd.	1,500	85,200
Chiquita Brands International, Inc.	1,200	30,060
Flowers Foods, Inc.	1,350	38,934
Ralcorp Holdings, Inc.	1,400	55,468
Smithfield Foods, Inc.*	1,500	45,390
Zapata Corp.*	800	6,640

		261,692

Household Products (0.1%)
Central Garden & Pet Co.*	500	20,795
Oil-Dri Corp. of America	200	3,500

		24,295

Personal Products (0.1%)
Elizabeth Arden, Inc.*	600	13,140

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Nature’s Sunshine Products, Inc.	100	$1,499
Weider Nutrition International, Inc.*	700	2,814

		17,453

Total Consumer Staples		467,572

Energy (5.9%)
Energy Equipment & Services (2.3%)
Cooper Cameron Corp.*	1,450	79,663
Dawson Geophysical Co.*	200	4,010
ENSCO International, Inc.	1,700	55,420
Grant Prideco, Inc.*	200	4,436
IHC Caland N.V.	1,273	82,909
Lone Star Technologies, Inc.*	500	19,470
Lufkin Industries, Inc.	600	17,652
NATCO Group, Inc.*	300	3,153
NS Group, Inc.*	500	14,380
Oil States International, Inc.*	500	10,155
Pride International, Inc.*	1,800	40,140
Tidewater, Inc.	700	24,129
Todco, Class A*	400	8,900
Veritas DGC, Inc.*	300	7,680

		372,097

Oil & Gas (3.6%)
Ashland, Inc.	600	40,344
ATP Oil & Gas Corp.*	400	8,188
Callon Petroleum Co.*	300	4,077
Comstock Resources, Inc.*	200	5,060
Energy Partners Ltd.*	700	16,002
EOG Resources, Inc.	1,000	47,550
Forest Oil Corp.*	700	26,971
Frontier Oil Corp.	100	4,208
General Maritime Corp.*	900	39,465
Newfield Exploration Co.*	1,000	71,030
Noble Energy, Inc.	500	32,060
Overseas Shipholding Group, Inc.	600	33,858
Plains Exploration & Production Co.*	1,900	61,142
Range Resources Corp.	1,100	24,915
Swift Energy Co.*	400	10,532
Teekay Shipping Corp.	1,200	50,328
Ultra Petroleum Corp.*	800	40,384
XTO Energy, Inc.	1,754	52,918

		569,032

Total Energy		941,129

Financials (19.4%)
Capital Markets (2.3%)
A.G. Edwards, Inc.	1,300	51,623
Affiliated Managers Group, Inc.*	1,184	74,036
American Capital Strategies Ltd.	700	22,386
Apollo Investment Corp.	4,400	69,784
Knight Trading Group, Inc., Class A*	2,700	22,761
MCG Capital Corp.	400	6,172
Mellon Financial Corp.	2,650	73,378
Piper Jaffray Cos.*	1,350	37,328
Raymond James Financial, Inc.	200	5,394
SWS Group, Inc.	200	2,920

		365,782

Commercial Banks (4.0%)
Amcore Financial, Inc.	400	10,304
Bank of Hawaii Corp.	300	14,205
Banner Corp.	400	9,980
Britton & Koontz Capital Corp.	200	3,602
City National Corp.	200	14,100
Colonial Bancgroup, Inc.	800	17,648
Community West Bancshares	200	2,446
Cowlitz Bancorp*	200	2,266
Desert Community Bank/California	20	547
First Charter Corp.	130	2,813
First Citizens BancShares, Inc./ North Carolina, Class A	100	12,852
First Indiana Corp.	400	9,920
Hancock Holding Co.	900	26,838
HF Financial Corp.	220	4,895
Intervest Bancshares Corp.*	200	3,760
Long Island Financial Corp.	200	7,050
National Mercantile Bancorp*	200	2,492
North Fork Bancorp, Inc.	4,850	136,528
Peoples Banctrust Co., Inc.	100	1,650
Republic Bancorp, Inc.,/Michigan	1,780	22,570
Republic First Bancorp, Inc.*	300	4,227
South Financial Group, Inc.	1,200	31,668
TD Banknorth, Inc.*	2,023	62,308
Team Financial, Inc.	200	3,000
UMB Financial Corp.	600	32,478
UnionBanCal Corp.	1,600	98,496
UnionBancorp, Inc.	100	2,051
United Bancshares, Inc.	100	1,550
Westcorp	700	31,318
Zions Bancorp.	950	66,529

		640,091

Consumer Finance (0.1%)
Advanta Corp., Class A	400	9,024
Consumer Portfolio Services*	600	3,060
EZCORP, Inc., Class A*	300	3,672

		15,756

Diversified Financial Services (0.7%)
California First National Bancorp	100	1,141
CIT Group, Inc.	2,700	108,756

		109,897

Insurance (7.2%)
Ambac Financial Group, Inc.	1,700	113,645
American National Insurance Co.	300	30,780
AmerUs Group Co.	1,200	56,412
Assurant, Inc.	4,490	148,574
CNA Financial Corp.*	300	8,235
Commerce Group, Inc.	700	41,356
Everest Reinsurance Group Ltd.	600	49,320
FBL Financial Group, Inc., Class A	400	10,480
First American Corp.	200	7,160
Gallagher (Arthur J.) & Co.	2,500	69,600
Great American Financial Resources, Inc.	300	4,767
HCC Insurance Holdings, Inc.	200	7,114
Independence Holding Co.	340	6,161
Max Reinsurance Capital Ltd.	1,081	23,728
Midland Co.	300	9,420
National Western Life Insurance Co., Class A*	100	16,532
Old Republic International Corp.	3,500	82,600
Platinum Underwriters Holdings Ltd.	1,600	47,360
Presidential Life Corp.	600	8,706
Reinsurance Group of America, Inc.	3,600	160,992
RenaissanceReinsurance Holdings Ltd.	2,400	107,448
Selective Insurance Group, Inc.	700	30,905
Stancorp Financial Group, Inc.	600	45,912
UICI	200	4,644
Unico American Corp.*	200	2,020
UnumProvident Corp.	3,200	53,504

		1,147,375

Real Estate (2.8%)
CB Richard Ellis Services, Inc., Class A*	1,700	59,075
CBL & Associates Properties, Inc. (REIT)	600	46,422

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Entertainment Properties Trust (REIT)	100	$4,320
HRPT Properties Trust (REIT)	5,100	59,925
ILX Resorts, Inc.	200	1,942
Investors Real Estate Trust (REIT)	500	4,525
Levitt Corp., Class A	200	5,016
Lexington Corp. Properties Trust (REIT)	1,400	32,172
LTC Properties, Inc. (REIT)	500	9,180
Mission West Properties, Inc. (REIT)	600	6,090
National Health Investors, Inc. (REIT)	1,300	34,060
National Health Realty, Inc. (REIT)	200	3,900
Pennsylvania Real Estate Investment Trust (REIT)	900	37,935
SL Green Realty Corp. (REIT)	1,000	61,000
Tarragon Corp. (REIT)*	450	8,905
Trizec Properties, Inc. (REIT)	2,800	55,972
Urstadt Biddle Properties, Inc. (REIT)	400	5,980

		436,419

Thrifts & Mortgage Finance (2.3%)
Commercial Federal Corp.	500	13,055
First Place Financial Corp./Ohio	400	7,012
Independence Community Bank Corp.	1,900	67,792
IndyMac Bancorp, Inc.	1,200	46,176
Northeast Bancorp	200	3,958
Park Bancorp, Inc.	200	6,040
Peoples Bank/Connecticut	800	33,224
R&G Financial Corp., Class B	750	10,658
Radian Group, Inc.	1,600	71,088
Sterling Financial Corp./Washington*	700	22,883
TF Financial Corp.	200	5,382
Washington Federal, Inc.	1,408	31,384
Webster Financial Corp.	1,000	45,450

		364,102

Total Financials		3,079,422

Health Care (11.3%)
Biotechnology (0.7%)
Charles River Laboratories International, Inc.*	2,150	101,846
Kendle International, Inc.*	400	4,732

		106,578

Health Care Equipment & Supplies (4.7%)
Allied Healthcare Products*	200	1,174
Bausch & Lomb, Inc.	1,200	90,000
Beckman Coulter, Inc.	1,500	100,065
Bio-Rad Laboratories, Inc., Class A*	300	14,502
Conmed Corp.*	100	2,972
Datascope Corp.	290	8,329
Edwards Lifesciences Corp.*	3,700	162,948
Hillenbrand Industries, Inc.	1,900	104,918
Invacare Corp.	900	36,864
PerkinElmer, Inc.	1,165	21,552
Span-America Medical Systems, Inc.	200	2,188
Thermo Electron Corp.*	3,600	89,928
Varian, Inc.*	3,300	109,461

		744,901

Health Care Providers & Services (3.2%)
American Retirement Corp.*	600	8,904
Carriage Services, Inc.*	500	3,000
Cerner Corp.*	200	11,612
Coventry Health Care, Inc.*	900	61,587
Health Net, Inc.*	3,150	107,194
Henry Schein, Inc.*	400	15,004
Horizon Health Corp.*	200	8,196
Humana, Inc.*	3,300	114,345
IDX Systems Corp.*	400	12,388
Kindred Healthcare, Inc.*	800	26,320
Medcath Corp.*	500	13,825
NWH, Inc.	100	1,466
PacifiCare Health Systems, Inc.*	2,000	119,520
Parexel International Corp.*	600	10,938
Stewart Enterprises, Inc.	200	1,080
United American Healthcare Corp.*	300	690

		516,069

Pharmaceuticals (2.7%)
Barr Pharmaceuticals, Inc.*	2,750	142,615
Biovail Corp.*	200	2,768
Endo Pharmaceuticals Holdings, Inc.*	4,300	85,355
First Horizon Pharmaceutical Corp.*	200	3,622
Impax Laboratories, Inc.*	1,700	27,659
Par Pharmaceutical Cos., Inc.*	2,125	63,814
Theravance, Inc.*	1,900	33,630
Valeant Pharmaceuticals International	3,415	70,861

		430,324

Total Health Care		1,797,872

Industrials (11.7%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.*	1,700	117,606
Aviall, Inc.*	1,000	29,250
EDO Corp.	400	11,932
Esterline Technologies Corp.*	700	22,624
Goodrich Corp.	2,200	88,660
Hexcel Corp.*	700	11,480

		281,552

Airlines (1.0%)
Alaska Air Group, Inc.*	800	21,336
Continental Airlines, Inc., Class B*	1,800	21,312
ExpressJet Holdings, Inc.*	1,100	9,768
Southwest Airlines Co.	7,350	109,368

		161,784

Building Products (1.4%)
ELK Corp.	300	8,250
Insteel Industries, Inc.*	300	2,853
International Aluminum Corp.	200	6,150
Lennox International, Inc.	1,400	27,370
Universal Forest Products, Inc.	600	22,836
Water Pik Technologies Inc.*	100	1,882
York International Corp.	3,750	146,738

		216,079

Commercial Services & Supplies (1.8%)
Amrep Corp.	200	4,860
AT Cross Co., Class A*	400	2,240
Century Business Services, Inc.*	2,100	7,476
Ecology And Environment, Inc.	200	1,254
IKON Office Solutions, Inc.	100	865
Kelly Services, Inc., Class A	500	13,130
Laureate Education, Inc.*	500	22,210
Layne Christensen Co.*	400	6,200
Mac-Gray Corp.*	400	3,424
Nashua Corp.*	200	1,876
NCO Group, Inc.*	800	14,904
Nobel Learning Communities, Inc.*	300	2,520
R.R. Donnelley & Sons Co. (New York Exchange)	2,400	78,984
RCM Technologies, Inc.*	300	1,350
TeleTech Holdings, Inc.*	900	9,450
United Rentals, Inc.*	1,900	34,941
United Stationers, Inc.*	1,600	67,488
Vertrue, Inc.*	200	6,082
Waste Industries USA, Inc.	400	5,280

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
West Corp.*	87	$2,818

		287,352

Construction & Engineering (0.7%)
EMCOR Group, Inc.*	1,705	76,179
Granite Construction, Inc.	600	13,548
McDermott International, Inc.*	400	8,124
Michael Baker Corp.*	300	6,306

		104,157

Electrical Equipment (0.5%)
Channell Commercial Corp.*	300	1,845
Energy Conversion Devices, Inc.*	500	11,270
Espey Manufacturing & Electronics Corp.	200	5,000
Genlyte Group, Inc.*	500	39,670
Regal Beloit Corp.	500	13,225
SL Industries, Inc.*	200	2,960

		73,970

Industrial Conglomerates (0.1%)
Standex International Corp.	500	13,100
United Capital Corp.*	400	8,536

		21,636

Machinery (3.2%)
Astec Industries, Inc.*	500	11,650
Cummins, Inc.	600	40,800
Dover Corp.	2,695	97,990
EnPro Industries, Inc.*	600	15,090
Hardinge, Inc.	300	4,455
Harsco Corp.	100	5,365
Joy Global, Inc.	200	6,774
Kennametal, Inc.	1,000	45,300
Oshkosh Truck Corp.	200	15,030
Pall Corp.	2,600	69,758
Parker-Hannifin Corp.	1,000	59,940
Robbins & Myers, Inc.	200	4,360
SPX Corp.	1,350	52,232
Timken Co.	1,100	27,324
Trinity Industries, Inc.	2,400	56,040
Twin Disc, Inc.	200	4,238

		516,346

Road & Rail (0.6%)
Florida East Coast Industries, Inc., Class A	700	29,820
Yellow Roadway Corp.*	1,200	58,800

		88,620

Trading Companies & Distributors (0.6%)
Grainger (W.W.), Inc.	1,700	93,993
Huttig Building Products, Inc.*	100	1,040
Industrial Distribution Group, Inc.*	300	2,598

		97,631

Total Industrials		1,849,127

Information Technology (14.1%)
Communications Equipment (1.3%)
Andrew Corp.*	8,000	98,160
Blonder Tongue Laboratories, Inc.*	300	873
Digi International, Inc.*	600	6,390
Harris Corp.	1,600	45,120
Redback Networks, Inc.*	400	2,144
Scientific-Atlanta, Inc.	2,000	61,160

		213,847

Computers & Peripherals (1.0%)
Lexmark International, Inc., Class A*	345	23,960
Printronix, Inc.	300	4,200
QLogic Corp.*	900	29,916
Seagate Technology*	2,300	40,434
Storage Technology Corp.*	2,000	55,600

		154,110

Electronic Equipment & Instruments (3.7%)
Anixter International, Inc.*	1,600	59,072
Arrow Electronics, Inc.*	9,200	223,928
Bonso Electronic International, Inc.	200	770
Celestica, Inc.*	6,545	75,268
Gerber Scientific, Inc.*	600	4,248
O.I. Corp.*	200	1,802
PAR Technology Corp.*	300	5,880
Perceptron, Inc.*	300	2,130
Tektronix, Inc.	1,400	30,324
Vishay Intertechnology, Inc.*	16,900	180,661
X-Rite, Inc.	500	5,185

		589,268

Internet Software & Services (0.0%)
Marchex, Inc., Class B*	200	3,376

IT Services (0.9%)
BearingPoint, Inc.*	6,200	38,378
Cognizant Technology Solutions Corp., Class A*	500	21,005
Computer Task Group, Inc.*	400	1,264
Covansys Corp.*	200	2,018
EdgewaterTechnology, Inc.*	300	1,269
Keane, Inc.*	1,300	15,470
Manchester Technologies, Inc.*	100	627
SYKES Enterprises, Inc.*	629	4,403
Unisys Corp.*	8,000	51,920

		136,354

Semiconductors & Semiconductor Equipment (6.5%)
Agere Systems, Inc., Class A*	45,050	52,709
Cypress Semiconductor Corp.*	9,050	108,510
Fairchild Semiconductor International, Inc., Class A*	7,800	104,910
Freescale Semiconductor, Inc., Class A*	1,400	26,208
Freescale Semiconductor, Inc., Class B*	3,800	71,668
Intersil Corp., Class A	3,750	65,475
Lam Research Corp.*	4,900	125,685
Microsemi Corp.*	800	13,536
National Semiconductor Corp.	6,750	128,790
Novellus Systems, Inc.*	5,150	120,664
Teradyne, Inc.*	10,765	118,630
Varian Semiconductor Equipment Associates, Inc.*	2,400	89,496

		1,026,281

Software (0.7%)
American Software, Inc., Class A	200	1,060
ePlus, Inc.*	300	3,285
Phoenix Technologies Ltd.*	700	5,663
Radiant Systems, Inc.*	600	5,160
Reynolds & Reynolds Co.	2,400	63,288
SPSS, Inc.*	400	6,436
Take-Two Interactive Software, Inc.*	900	21,177
THQ, Inc.*	300	7,566

		113,635

Total Information Technology		2,236,871

Materials (6.3%)
Chemicals (2.1%)
American Pacific Corp.*	300	2,340
Arch Chemicals, Inc.	700	18,046
Cabot Corp.	623	19,033
Eastman Chemical Co.	1,400	75,600
Engelhard Corp.	2,500	76,575
FMC Corp.*	100	4,900
Hercules, Inc.*	1,000	13,230

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Huntsman Corp.*	3,100	$65,224
LESCO, Inc.*	300	4,353
Mosaic Co.*	1,000	12,850
RPM International, Inc.	700	12,075
Schulman (A.), Inc.	1,000	16,700
Terra Industries, Inc.*	2,100	13,587

		334,513

Construction Materials (0.1%)
Rinker Group Ltd.	931	8,265
U.S. Concrete, Inc.*	700	4,214
United States Lime & Minerals, Inc.*	200	2,530

		15,009

Containers & Packaging (1.5%)
Chesapeake Corp.	600	11,652
Owens-Illinois, Inc.*	2,300	56,396
Pactiv Corp.*	5,200	111,488
Smurfit-Stone Container Corp.*	4,400	57,684

		237,220

Metals & Mining (2.1%)
Arch Coal, Inc.	1,300	57,642
Century Aluminum Co.*	200	4,660
Cleveland-Cliffs, Inc.	400	23,204
Commercial Metals Co.	1,200	30,612
Compass Minerals International, Inc.	500	12,075
Consol Energy, Inc.	400	17,296
GrafTech International Ltd.*	8,400	32,004
Grupo IMSA S.A. de C.V. (ADR)†.	800	16,037
Inco Ltd.*	1,500	53,610
Metal Management, Inc.	600	12,102
Oregon Steel Mills, Inc.*	100	1,663
Roanoke Electric Steel Corp.	300	5,925
Ryerson Tull, Inc.	400	4,180
Schnitzer Steel Industries, Inc.	600	14,778
Southern Peru Copper Corp.	800	40,912
USEC, Inc.	500	6,575

		333,275

Paper & Forest Products (0.5%)
Louisiana-Pacific Corp.	1,700	41,820
Sappi Ltd. (ADR)	3,000	29,940

		71,760

Total Materials		991,777

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Alaska Communications Systems Group, Inc.	400	3,762
Citizens Communications Co.	1,300	16,575

		20,337

Wireless Telecommunication Services (0.5%)
Crown Castle International Corp.*	900	14,517
EMS Technologies, Inc.*	335	3,782
Telephone & Data Systems, Inc.	500	38,595
U.S. Cellular Corp.*	400	18,480

		75,374

Total Telecommunication Services		95,711

Utilities (4.9%)
Electric Utilities (2.8%)
Alliant Energy Corp.	2,800	73,752
Duquesne Light Holdings, Inc.	2,400	42,216
Edison International, Inc.	1,300	47,190
El Paso Electric Co.*	400	7,804
Pinnacle West Capital Corp.	400	16,760
PNM Resources Inc.	550	15,207
PPL Corp.	2,000	108,520
UIL Holdings Corp.	300	15,402
Westar Energy, Inc.	2,500	57,250
Wisconsin Energy Corp.	1,500	52,890

		436,991

Gas Utilities (0.9%)
South Jersey Industries, Inc.	500	27,175
UGI Corp.	2,300	115,529

		142,704

Multi-Utilities & Unregulated Power (1.1%)
Avista Corp.	1,400	23,506
Energy East Corp.	2,900	75,458
Oneok, Inc.	2,700	77,922

		176,886

Water Utilities (0.1%)
California Water Service Group	100	3,321
SJW Corp.	300	11,475

		14,796

Total Utilities		771,377

Total Common Stocks (97.3%) (Cost $13,663,195)		15,429,822

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.7%)
JPMorgan Chase Nassau, 2.39%, 5/2/05 (Amortized Cost $433,870)	$433,870	433,870

Total Investments (100.0%) (Cost/Amortized Cost $14,097,065)		15,863,692
Other Assets Less Liabilities (0.0%)		(2,875)

Net Assets (100%)		$15,860,817

*	Non-income producing.

†	Securities (totaling $32,066 or 0.20% of net assets) valued at fair value.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,444,399
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,192,228

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,364,202
Aggregate gross unrealized depreciation	(721,322)

Net unrealized appreciation	$1,642,880

Federal income tax cost of investments	$14,220,812

For the six months ended April 30, 2005, the Fund incurred approximately $52 as brokerage commissions with Advest, Inc., and $12 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

The Fund has a net capital loss carryforward of $422,754 of which $283,717 expires in the year 2010 and $139,037 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Australia (0.8%)
BHP Billiton Ltd.	3,632	$45,790
BlueScope Steel Ltd.	3,200	19,165
Macquarie Airports	9,700	25,541
Promina Group Ltd.	3,200	12,827

		103,323

Austria (0.7%)
Erste Bank der Oesterreichischen Sparkassen AG	1,779	86,672
Raiffeisen International Bank Holding AG*§	183	9,513

		96,185

Belgium (1.7%)
Delhaize Group	900	59,882
Dexia	2,373	54,861
Fortis	2,338	65,020
KBC Groupe S.A.	700	55,717

		235,480

Brazil (0.9%)
Cia Vale do Rio Doce (ADR)	1,900	51,205
Natura Cosmeticos S.A.	1,061	31,726
Petroleo Brasileiro S.A. (ADR)	962	40,337

		123,268

Canada (2.7%)
Alcan, Inc.	1,900	61,771
Bank of Nova Scotia	2,000	63,731
Canadian National Railway Co.	1,476	84,442
Manulife Financial Corp.	1,400	64,336
Shoppers Drug Mart Corp.	1,629	50,871
Talisman Energy, Inc.	1,404	42,480

		367,631

Denmark (0.2%)
Danske Bank A/S	900	26,546

Finland (0.7%)
Nokia OYJ	5,800	92,859

France (12.2%)
Assurances Generales de France	1,200	96,519
BNP Paribas S.A.	1,113	73,613
Cie De Saint-Gobain	1,185	67,135
Credit Agricole S.A.	1,872	48,674
Dassault Systemes S.A.	607	28,584
European Aeronautic Defence & Space Co.	880	25,113
France Telecom S.A.*	1,315	38,839
Imerys S.A.	556	39,988
JC Decaux S.A.*	2,452	65,252
Lafarge S.A.	481	43,907
Renault S.A.	1,277	107,359
Sanofi-Aventis	3,187	283,257
Societe Generale*	800	79,939
Thomson	4,673	115,370
Total S.A.	1,605	359,754
Vinci S.A.	1,160	175,450

		1,648,753

Germany (6.3%)
Altana AG	200	12,592
BASF AG	491	31,935
Bayerische Hypo-und Vereinsbank AG*	2,720	65,039
Bayerische Motoren Werke (BMW) AG	1,597	67,906
Continental AG	1,500	111,305
Deutsche Post AG	1,732	40,852
E.On AG	700	59,356
Fresenius AG	775	90,945
HeidelbergCement AG	937	54,856
HeidelbergCement AG*	72	4,080
MAN AG	1,200	50,791
Merck KGaA*	400	30,669
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	600	66,261
SAP AG	300	47,329
Schering AG	532	35,259
Siemens AG	870	64,195
Volkswagen AG	600	25,146

		858,516

Hong Kong (1.4%)
CNOOC Ltd. (ADR)	797	42,895
Hang Lung Properties Ltd.	28,814	44,462
Shangri-La Asia Ltd. §	16,000	24,423
Shangri-La Asia Ltd.	46,040	70,908

		182,688

India (0.7%)
ICICI Bank Ltd. (ADR)	2,549	46,086
Reliance Industries Ltd. (GDR)§	1,903	46,139

		92,225

Ireland (1.2%)
Anglo Irish Bank Corp. plc	7,155	85,078
Bank of Ireland	2,200	33,507
Depfa Bank plc	3,100	47,940

		166,525

Italy (2.8%)
Banca Intesa S.p.A.	11,750	56,306
ENI S.p.A.	10,626	269,411
Mediaset S.p.A.	2,100	27,399
Telecom Italia S.p.A. (RNC)	8,593	24,344

		377,460

Japan (19.7%)
Aiful Corp.	650	48,828
Aiful Corp.*	325	23,853
Astellas Pharma, Inc.	5,500	200,513
Canon, Inc.	4,600	241,843
Chugai Pharmaceutical Co., Ltd.	2,000	31,506
Circle K Sunkus Co., Ltd.	600	14,564
Credit Saison Co., Ltd.	600	20,665
Daikin Industries Ltd.	1,400	35,190
Daito Trust Construction Co., Ltd.	400	16,118
East Japan Railway Co.	3	15,715
Fanuc Ltd.	1,056	62,813
Hirose Electric Co., Ltd.	200	20,627
Hitachi Ltd.	7,000	41,638
Honda Motor Co., Ltd.	3,000	146,499
Hoya Corp.	400	42,098
Itochu Corp.	3,000	14,909
Japan Tobacco, Inc.	4	51,807
JFE Holdings, Inc.	2,600	72,587
Kao Corp.	1,000	23,265
Keyence Corp.	200	44,516
Kobe Steel Ltd.	8,000	14,583
Matsushita Electric Industrial Co., Ltd.	2,000	29,492
Millea Holdings, Inc.	4	54,877
Mitsubishi Corp.	3,200	44,147
Mitsubishi Tokyo Financial Group, Inc.	13	113,496
Nikko Cordial Corp.	6,000	28,206
Nintendo Co., Ltd.	300	34,452

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Electric Glass Co., Ltd.	2,000	$32,082
Nippon Meat Packers, Inc.	3,000	38,136
Nippon Telegraph & Telephone Corp.	7	29,684
Nissan Motor Co., Ltd.	7,100	70,841
Nitto Denko Corp.	900	49,476
Oji Paper Co., Ltd.	2,000	10,745
Promise Co., Ltd.	2,450	159,599
Rengo Co. Ltd.	2,000	10,150
Sanyo Shinpan Finance Co., Ltd.	600	40,870
Secom Co., Ltd.	1,000	40,294
Sega Sammy Holdings, Inc.	500	29,597
Sharp Corp.	1,000	15,715
Shin-Etsu Chemical Co., Ltd.	900	33,502
SMC Corp.	200	21,203
Sony Corp.	1,600	60,173
Sumitomo Corp.	6,000	51,231
Sumitomo Heavy Industries Ltd.	10,000	40,870
Sumitomo Metal Industries Ltd.	11,000	19,629
Sumitomo Mitsui Financial Group, Inc.	14	91,065
Sumitomo Realty & Development Co., Ltd.	4,000	45,897
Takeda Pharmaceutical Co., Ltd.	500	24,512
Takefuji Corp.	320	20,385
Tanabe Seiyaku Co., Ltd.	3,000	31,775
Tokyo Electric Power Co., Inc.	900	21,759
Tokyo Gas Co., Ltd.	2,000	8,078
Trend Micro, Inc.	1,000	36,937
UFJ Holdings, Inc.*	9	47,663
Yamada Denki Co., Ltd.	2,000	96,707

		2,667,382

Luxembourg (0.7%)
Arcelor	4,480	90,822

Mexico (1.8%)
America Movil S.A. de C.V. (ADR)	1,693	84,057
Cemex S.A. de C.V. (ADR)	1,144	41,184
Fomento Economico Mexicano S.A. de C.V. (ADR)	550	28,078
Grupo Televisa S.A. (ADR)	1,557	87,472

		240,791

Netherlands (3.0%)
ABN AMRO Holding N.V.	4,126	101,018
ING Groep N.V. (CVA)	5,788	158,708
Koninklijke (Royal) Philips Electronics N.V.	2,129	52,899
Reed Elsevier N.V.	2,923	42,278
Royal Dutch Petroleum Co.	300	17,633
Wolters Kluwer N.V., Class C (CVA)	1,923	34,361

		406,897

Singapore (1.4%)
CapitaLand Ltd.*	62,000	97,370
Flextronics International Ltd.*	3,300	36,795
Singapore Telecommunications Ltd.	39,928	62,952

		197,117

South Africa (0.3%)
Sasol Ltd.	1,803	42,674

South Korea (0.7%)
Samsung Electronics Co., Ltd.	165	75,294
SK Telecom Co., Ltd. (ADR)	800	15,568

		90,862

Spain (2.3%)
Altadis S.A.	1,833	78,060
Banco Popular Espanol S.A.	972	61,010
Endesa S.A.	3,100	68,002
Repsol YPF S.A.	2,700	68,876
Union Fenosa S.A.	1,300	39,211

		315,159

Sweden (1.8%)
ForeningsSparbanken AB	3,620	85,670
Nordea Bank AB	2,200	20,981
Svenska Cellulosa AB, Class B	1,600	56,063
Telefonaktiebolaget LM Ericsson (ADR)*	1,056	31,099
Telefonaktiebolaget LM Ericsson, Class B	17,000	50,200

		244,013

Switzerland (9.3%)
Adecco S.A.	1,164	56,498
Credit Suisse Group*	2,000	84,391
Holcim Ltd. (Registered)	970	59,303
Lonza AG	1,445	87,549
Micronas Semiconductor Holding AG (Registered)*	300	10,921
Nestle S.A. (Registered)	299	79,138
Novartis AG (Registered)	1,789	87,590
Roche Holding AG	2,420	293,858
Swiss Life Holdings*	864	119,599
Syngenta AG*	150	15,639
UBS AG (Registered)	3,439	276,845
Xstrata plc	2,580	44,737
Zurich Financial Services AG*	250	42,386

		1,258,454

United Kingdom (22.5%)
Allied Domecq plc	3,378	44,580
ARM Holdings plc	24,757	45,570
Aviva plc	6,008	68,028
Barclays plc	9,332	96,337
BG Group plc	10,070	78,451
BP plc	14,700	150,904
British American Tobacco plc	500	9,401
British Energy Group plc*	9,069	54,743
British Land Co. plc	2,699	42,442
Cable & Wireless plc	8,000	18,417
Centrica plc	10,860	46,348
Diageo plc	5,792	86,181
EMI Group plc	13,774	63,219
Enterprise Inns plc	12,422	173,966
GlaxoSmithKline plc	8,072	203,591
HBOS plc	5,360	79,599
HSBC Holdings plc (Hong Kong Exchange)	8,400	135,569
Intercontinental Hotels Group plc	16,349	195,805
International Power plc*	4,200	14,715
Kingfisher plc	9,761	46,067
Lloyds TSB Group plc	3,200	27,529
Morrison (Wm) Supermarkets	18,983	70,796
National Grid Transco plc	4,852	48,013
Persimmon plc	3,300	42,885
Punch Taverns plc	3,650	44,416
Reckitt Benckiser plc	5,384	175,229
Royal & Sun Alliance Insurance Group plc	19,900	28,883
Royal Bank of Scotland Group plc	5,576	168,722
SABMiller plc	2,300	34,245
Sainsbury (J) plc	2,712	14,689
Schroders plc	2,034	26,433
Shell Transport & Trading Co. plc (Registered)	4,600	41,518
Smith & Nephew plc	4,371	45,170
Standard Chartered plc	2,895	52,314

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Tate & Lyle plc	5,000	$44,696
Tesco plc	14,442	85,511
Trinity Mirror plc	1,300	15,919
Vodafone Group plc	87,130	228,217
Whitbread plc	3,600	58,791
Wimpey (George) plc	4,700	35,215
Wolseley plc	4,001	80,607
WPP Group plc	2,679	29,175

		3,052,906

United States (1.9%)
Kerzner International Ltd.*	910	50,132
OMV AG	200	62,118
Toyota Motor Corp.	2,400	88,417
Wynn Resorts Ltd.*	992	52,516

		253,183

Total Common Stocks (97.7%) (Cost $11,628,986)		13,231,719

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.3%)
JPMorgan Chase Nassau, 2.39%, 5/2/05 (Amortized Cost $184,533)	$184,533	184,533

Total Investments (99.0%) (Cost/Amortized Cost $11,813,519)		13,416,252
Other Assets Less Liabilities (1.0%)		132,517

Net Assets (100.0%)		$13,548,769

Market Sector Diversification As a Percentage of Total Equity Investments

Consumer Discretionary		16.7%
Consumer Staples		7.6
Energy		9.2
Financials
Capital Markets	3.1%
Commercial Banks	14.5
Consumer Finance	2.2
Diversified Financial Services	1.9
Insurance	4.2
Real Estate	1.7

Total Financials		27.6
Health Care		10.4
Industrials		7.5
Information Technology		6.9
Materials		7.6
Telecommunications Services		3.8
Utilities		2.7

		100.0%

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2005, the market value of these securities amounted to $80,075 or 0.59% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

At April 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 4/30/05	Unrealized Depreciation
Dow Jones Euro Stock 50 Index	2	June-05	$78,002	$75,081	$(2,921)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,518,493
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,244,438

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,871,828
Aggregate gross unrealized depreciation	(378,818)

Net unrealized appreciation	$1,493,010

Federal income tax cost of investments	$11,923,242

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.4%)
Hotels, Restaurants & Leisure (0.2%)
Ctrip.com International Ltd.(ADR)	330	$14,480

Household Durables (0.3%)
Sony Corp.	600	22,418

Internet & Catalog Retail (3.2%)
eBay, Inc.*	2,080	65,999
IAC/InterActiveCorp*	4,015	87,286
Shanda Interactive Entertainment Ltd. (ADR)*	2,090	67,235

		220,520

Media (1.7%)
DreamWorks Animation SKG, Inc., Class A*	10	375
Pixar*	2,205	100,857
Usen Corp.	300	8,664
XM Satellite Radio Holdings, Inc., Class A*	80	2,219

		112,115

Total Consumer Discretionary		369,533

Energy (0.6%)
Energy Equipment & Services (0.6%)
Cooper Cameron Corp.*	90	4,945
Diamond Offshore Drilling, Inc.	90	3,970
Halliburton Co.	110	4,575
Nabors Industries Ltd.*	20	1,077
National Oilwell Varco, Inc.*	100	3,974
Schlumberger Ltd.	80	5,473
Smith International, Inc.	80	4,655
Transocean, Inc.*	90	4,173
Weatherford International Ltd.*	80	4,172

		37,014

Oil & Gas (0.0%)
Ultra Petroleum Corp.*	40	2,019

Total Energy		39,033

Health Care (2.6%)
Biotechnology (0.6%)
Affymetrix, Inc.*	250	11,527
Biogen Idec, Inc.*	580	21,019
Vicuron Pharmaceuticals, Inc.*	350	5,723

		38,269

Health Care Equipment & Supplies (0.3%)
Guidant Corp.	260	19,261

Health Care Providers & Services (0.3%)
PacifiCare Health Systems, Inc.*	130	7,769
WellPoint, Inc.*	130	16,607

		24,376

Pharmaceuticals (1.4%)
IVAX Corp.*	1,700	32,130
Johnson & Johnson	940	64,512

		96,642

Total Health Care		178,548

Industrials (1.9%)
Aerospace & Defense (0.7%)
United Technologies Corp.	490	49,843

Commercial Services & Supplies (0.7%)
Manpower, Inc.	400	15,420
Monster Worldwide, Inc.*	1,550	35,665

		51,085

Industrial Conglomerates (0.5%)
Tyco International Ltd.	1,000	31,310

Total Industrials		132,238

Information Technology (84.6%)
Communications Equipment (14.7%)
Cisco Systems, Inc.*	13,845	239,241
Comverse Technology, Inc.*	3,830	87,285
Corning, Inc.*	13,925	191,469
F5 Networks, Inc.*	1,470	62,931
Juniper Networks, Inc.*	1,400	31,626
Motorola, Inc.	5,000	76,700
Nokia OYJ (ADR)	9,560	152,769
QUALCOMM, Inc.	3,365	117,405
Scientific-Atlanta, Inc.	1,400	42,812

		1,002,238

Computers & Peripherals (10.2%)
Apple Computer, Inc.*	1,230	44,354
Avid Technology, Inc.*	430	21,289
EMC Corp.*	13,895	182,303
Hewlett-Packard Co.	6,570	134,488
Hutchinson Technology, Inc.*	1,200	44,448
International Business Machines Corp.	30	2,291
NCR Corp.*	3,340	110,220
SanDisk Corp.*	4,910	116,367
Seagate Technology*	1,850	32,523
Sun Microsystems, Inc.*	170	617
Telvent GIT S.A.*	1,080	9,450

		698,350

Electronic Equipment & Instruments (3.8%)
Agilent Technologies, Inc.*	3,650	75,738
Flextronics International Ltd.*	5,005	55,806
Hon Hai Precision Industry Co., Ltd.	15,000	71,232
Jabil Circuit, Inc.*	1,300	35,880
Nidec Corp.	100	11,752
Symbol Technologies, Inc.	900	12,033

		262,441

Internet Software & Services (10.6%)
Google, Inc., Class A*	1,330	292,600
McAfee, Inc.*	50	1,045
Netease.com (ADR)*	68	3,359
S1 Corp.*	1,400	7,392
SINA Corp.*	80	2,198
Softbank Corp.*	30	1,207
Tencent Holdings Ltd.	41,000	28,400
VeriSign, Inc.*	3,650	96,579
Yahoo!, Inc.*	8,550	295,060

		727,840

IT Services (5.1%)
Accenture Ltd., Class A*	1,900	41,230
Automatic Data Processing, Inc.	400	17,376
BISYS Group, Inc.*	2,900	40,948
Cognizant Technology Solutions Corp., Class A*	440	18,484
DST Systems, Inc.*	1,280	58,112
First Data Corp.	2,600	98,878
Greenfield Online, Inc.*	1,440	25,949
Infosys Technologies Ltd. (ADR)	300	17,760
Iron Mountain, Inc.*	900	26,730

		345,467

Semiconductors & Semiconductor Equipment (23.4%)
Altera Corp.*	6,215	128,837
Analog Devices, Inc.	2,000	68,220
Applied Materials, Inc.*	3,700	55,019
ASML Holding N.V. (N.Y. Shares)*	4,875	70,639

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Broadcom Corp., Class A*	830	$24,825
Cypress Semiconductor Corp.*	3,610	43,284
Fairchild Semiconductor International, Inc., Class A*	4,500	60,525
Intel Corp.	3,995	93,963
International Rectifier Corp.*	50	2,127
KLA-Tencor Corp.	1,195	46,629
Lam Research Corp.*	3,300	84,645
Marvell Technology Group Ltd.*	2,580	86,378
Maxim Integrated Products, Inc.	1,600	59,840
Microchip Technology, Inc.	1,240	35,315
National Semiconductor Corp.	2,814	53,691
ON Semiconductor Corp.*	8,100	27,864
Samsung Electronics Co., Ltd. §	60	27,199
Samsung Electronics Co., Ltd. (GDR) §	535	121,262
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	17,872	153,878
Teradyne, Inc.*	2,300	25,346
Tessera Technologies, Inc.*	790	20,982
Texas Instruments, Inc.	8,545	213,283
Xilinx, Inc.	3,655	98,466

		1,602,217

Software (16.8%)
Adobe Systems, Inc.	1,475	87,718
Amdocs Ltd.*	6,525	174,283
Autodesk, Inc.	1,500	47,745
BEA Systems, Inc.*	3,140	21,666
Business Objects S.A. (ADR)*	3,595	92,787
Electronic Arts, Inc.*	1,700	90,763
Intuit, Inc.*	750	30,225
Macromedia, Inc.*	40	1,584
Mercury Interactive Corp.*	3,150	130,189
Microsoft Corp.	9,405	237,946
NAVTEQ Corp.*	300	10,926
Nintendo Co., Ltd.	10	1,141
Red Hat, Inc.*	6,470	69,553
Salesforce.com, Inc.*	1,400	20,272
SAP AG (ADR)	2,490	98,181
Serena Software, Inc.*	500	9,515
Symantec Corp.*	1,410	26,480

		1,150,974

Total Information Technology		5,789,527

Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
Nextel Partners, Inc., Class A*	2,510	59,035

Total Telecommunication Services		59,035

Total Common Stocks (96.0%) (Cost $6,679,324)		6,567,914

	Number of Warrants
WARRANTS:
Information Technology (0.1%)
Software (0.1%)
Tata Consultancy Services Ltd., $0.0001, expiring 8/10/05*†§ (Cost $5,995)	325	8,439

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.7%)
JPMorgan Chase Nassau 2.39%, 5/2/05 (Amortized Cost $252,762)	$252,762	252,762

Total Investments (99.8%) (Cost/Amortized Cost $6,938,081)		6,829,115
Other Assets Less Liabilities (0.2%)		12,469

Net Assets (100%)		$6,841,584

*	Non-income producing.
†	Securities (totaling $8,439 or 0.12% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2005, the market value of these securities amounted to $156,900 or 2.29% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,473,692
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,664,553

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,189
Aggregate gross unrealized depreciation	(534,606)

Net unrealized depreciation	$(321,417)

Federal income tax cost of investments	$7,150,532

For the six months ended April 30, 2005, the Fund incurred approximately $122 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $827,526 which expires in the year 2010.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.5%)
Food & Staples Retailing (0.5%)
Rite Aid Corp.*	12,600	$45,738

Total Consumer Staples		45,738

Health Care (94.6%)
Biotechnology (12.6%)
Abgenix, Inc.*	675	4,705
Affymetrix, Inc.*	580	26,744
Amgen, Inc.*	2,300	133,883
Amylin Pharmaceuticals, Inc.*	1,975	33,575
Applera Corp.- Celera Genomics Group*	2,700	24,840
Biogen Idec, Inc.*	1,690	61,246
Cephalon, Inc.*	800	35,120
Ciphergen Biosystems, Inc.*	6,206	9,309
Corgentech, Inc.*	600	1,320
Cubist Pharmaceuticals, Inc.*	4,300	38,915
CV Therapeutics, Inc.*	1,700	33,694
Cytokinetics, Inc.*	996	4,890
Exelixis, Inc.*	2,800	19,180
Gen-Probe, Inc.*	1,550	77,794
Genentech, Inc.*	1,415	100,380
Genzyme Corp.*	1,375	80,589
Gilead Sciences, Inc.*	2,180	80,878
Human Genome Sciences, Inc.*	2,800	28,952
ICOS Corp.*	600	13,536
Incyte Corp.*	2,000	13,080
Indevus Pharmaceuticals, Inc.*	2,800	6,846
Isis Pharmaceuticals, Inc.*	300	870
Millennium Pharmaceuticals, Inc.*	3,200	28,032
Nabi Biopharmaceuticals*	1,300	14,170
NPS Pharmaceuticals, Inc.*	700	8,505
Onyx Pharmaceuticals, Inc.*	125	3,861
OSI Pharmaceuticals, Inc.*	760	35,975
Protein Design Labs, Inc.*	4,600	82,248
Regeneron Pharmaceuticals, Inc.*	1,600	8,896
Serologicals Corp.*	300	6,459
Serono S.A., Class B	30	19,190
Vion Pharmaceuticals, Inc.*	3,890	10,464
Zymogenetics, Inc.*	750	11,595

		1,059,741

Health Care Distributors (1.7%)
McKesson Corp.	2,285	84,545
QLT, Inc.*	5,300	56,816

		141,361

Health Care Equipment (15.8%)
ATS Medical, Inc.*	1,600	5,888
Bard (C.R.), Inc.	760	54,089
Baxter International, Inc.	4,240	157,304
Beckman Coulter, Inc.	770	51,367
Becton, Dickinson & Co.	200	11,704
Biomet, Inc.	510	19,732
Boston Scientific Corp.*	1,590	47,032
Bruker BioSciences Corp.*	3,800	12,388
Cytyc Corp.*	850	18,114
DENTSPLY International, Inc.	200	10,932
EPIX Pharmaceuticals, Inc.*	300	2,031
Fisher Scientific International, Inc.*	1,020	60,568
Guidant Corp.	1,500	111,120
Hospira, Inc.*	1,380	46,299
Intralase Corp.*	500	8,360
Intuitive Surgical, Inc.*	620	26,623
Kinetic Concepts, Inc.*	540	33,183
Medtronic, Inc.	6,620	348,874
Nektar Therapeutics*	1,820	25,953
Olympus Corp.	1,000	20,254
SonoSite, Inc.*	1,300	37,836
St. Jude Medical, Inc.*	2,960	115,529
Terumo Corp.	500	14,869
Thermo Electron Corp.*	620	15,488
Varian Medical Systems, Inc.*	1,240	41,838
Varian, Inc.*	750	24,877
Waters Corp.*	300	11,889

		1,334,141

Health Care Facilities (3.5%)
Community Health Systems, Inc.*	2,300	83,835
HCA, Inc.	300	16,752
LifePoint Hospitals, Inc.*	1,490	66,231
Triad Hospitals, Inc.*	1,525	78,156
Universal Health Services, Inc., Class B	950	53,903

		298,877

Health Care Services (2.6%)
Caremark Rx, Inc.*	1,370	54,869
DaVita, Inc.*	300	12,090
HMS Holdings Corp.*	1,600	10,368
Medco Health Solutions, Inc.*	520	26,504
NDCHealth Corp.	3,500	53,445
Pharmaceutical Product Development, Inc.*	1,400	63,532

		220,808

Health Care Supplies (0.9%)
Advanced Medical Optics, Inc.*	200	7,396
Cooper Cos., Inc.	300	20,265
Edwards Lifesciences Corp.*	600	26,424
Symmetry Medical, Inc.*	900	15,480
Vnus Medical Technologies*	500	4,805

		74,370

Managed Health Care (6.8%)
Aetna, Inc.	1,370	100,517
Health Net, Inc.*	1,900	64,657
Humana, Inc.*	200	6,930
PacifiCare Health Systems, Inc.*	3,875	231,570
UnitedHealth Group, Inc.	850	80,333
WellPoint, Inc.*	680	86,870

		570,877

Pharmaceuticals (50.7%)
Abbott Laboratories	5,870	288,569
Altana AG	100	6,255
Array Biopharma, Inc.*	1,000	6,220
Astellas Pharma, Inc.	6,200	224,563
AstraZeneca plc (ADR)	3,825	168,109
AstraZeneca plc	1,210	52,713
AtheroGenics, Inc.*	1,100	11,814
Barr Pharmaceuticals, Inc.*	530	27,486
Eisai Co., Ltd.	7,350	245,198
Elan Corp. plc (ADR)*	3,800	20,938
Eli Lilly & Co.	4,780	279,487
Forest Laboratories, Inc.*	3,300	117,744
GlaxoSmithKline plc	4,980	124,788
Impax Laboratories, Inc.*	2,150	34,981
IVAX Corp.*	3,080	58,212
Johnson & Johnson	2,240	153,731
King Pharmaceuticals, Inc.*	3,900	31,200
Kyorin Pharmaceutical Co., Ltd.	1,000	13,935
Medicines Co.*	1,500	32,025
Medicis Pharmaceutical Corp., Class A	800	22,480
Merck & Co., Inc.	3,010	102,039
Merck KGaA	100	7,617
MGI Pharma, Inc.*	600	13,230
NitroMed, Inc.*	1,200	17,940

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Novartis AG (ADR)	1,100	$53,603
Novartis AG (Registered)	4,380	213,030
Novo-Nordisk A/S, Class B	900	45,486
Pfizer, Inc.	15,480	420,592
Roche Holding AG	2,020	243,666
Sankyo Co., Ltd.	4,300	89,553
Sanofi-Aventis	2,930	258,722
Sanofi-Aventis (ADR)	2,320	102,938
Santen Pharmaceutical Co., Ltd.	200	4,451
Schering AG	423	27,850
Schering-Plough Corp.	9,200	192,004
Schwarz Pharma AG.	484	21,712
Shionogi & Co., Ltd.	5,000	69,675
Shire Pharmaceuticals Group plc (ADR)	1,800	55,944
Takeda Pharmaceutical Co., Ltd.	1,000	48,706
Teva Pharmaceutical Industries Ltd. (ADR)	200	6,248
UCB S.A.	597	28,963
Valeant Pharmaceuticals International	200	4,150
Watson Pharmaceuticals, Inc.*	1,300	39,000
Wyeth	6,590	296,155

		4,283,722

Total Health Care		7,983,897

Information Technology (0.2%)
Electronic Equipment Manufacturers (0.2%)
Dionex Corp.*	300	12,885

Total Information Technology		12,885

Materials (0.4%)
Diversified Chemicals (0.4%)
Akzo Nobel N.V.	100	4,092
Bayer AG	915	30,086

Total Materials		34,178

Total Common Stocks (95.7%) (Cost $7,684,834)		8,076,698

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Security (2.2%)
Federal Home Loan Bank 2.80%, 5/2/05 (o)	$188,000	187,971

Time Deposit (2.3%)
JPMorgan Chase Nassau 2.39%, 5/2/05	192,838	192,838

Total Short-Term Debt Securities (4.5%) (Amortized Cost $380,809)		380,809

Total Investments before Options Written (100.2%) (Cost/Amortized Cost $8,065,643)		8,457,507

	Number of Contracts
OPTIONS WRITTEN:
Call Options Written (-0.00%)
Bard (C.R.), Inc. May 2005 @ $70.00 (d)	(2)	(260)
Becton Dickinson & Co. May 2005 @ $60.00 (d)	(1)	(40)

Total Options Written (-0.00%) (Premiums Received $301)		(300)

Total Investments (100.2%) (Cost/Amortized Cost $8,065,342)		8,457,207

Other Assets Less Liabilities (-0.2%)		(13,753)

Net Assets (100%)		$8,443,454

*	Non-income producing.
(d)	Covered call option contracts written in connection with securities held.
(o)	Discount Note Security. Effective rate calculated as of April 30, 2005.

Glossary:

ADR — American Depositary Receipt

Options written for the six months ended April 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	—	$—
Options Written	3	301
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—April 30, 2005	3	$301

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,516,984
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,026,382

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$707,568
Aggregate gross unrealized depreciation	(512,295)

Net unrealized appreciation	$195,273

Federal income tax cost of investments	$8,262,234

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.8%)
Asset Backed Securities (5.7%)
Ameriquest Mortgage Securities, Inc.,
Series 03-1 A2 3.430%, 2/25/33 (l)	$5,021	$5,034
Series 03-2 A 3.430%, 3/25/33 (l)	6,677	6,702
Amortizing Residential Collateral Trust,
Series 02-BC3M A 3.290%, 6/25/32 (l)	39,445	39,489
Argent Securities, Inc.,
Series 03-W3 AV1B 3.470%, 9/25/33 (l)	36,621	36,823
Bear Stearns Asset Backed Securities, Inc.,
Series 02-2 A1 3.350%, 10/25/32 (l)	21,313	21,339
Series 03-2 A2 3.470%, 3/25/43 (l)	32,470	32,522
CDC Mortgage Capital Trust,
Series 02-HE2 A 3.310%, 1/25/33 (l)	2,440	2,440
Cendant Mortgage Corp.,
Series 03-A A1 5.979%, 7/25/43 §(l)	22,029	22,421
Centex Home Equity,
Series 03-C AV 3.320%, 9/25/33 (l)	11,649	11,662
Chase Funding Loan Acquisition Trust,
Series 01-FF1 A2 3.260%, 4/25/31 (l)	24,872	24,879
Chase Issuance Trust,
Series 04-A9 A9 3.220%, 6/15/10	150,000	147,167
Citibank Credit Card Issuance Trust,
Series 00-A1 A1 6.900%, 10/15/07	125,000	126,914
Series 03-A6 A6 2.900%, 5/17/10	250,000	241,115
Series 04-A1 A1 2.550%, 1/20/09	200,000	195,437
Series 04-A4 A4 3.200%, 8/24/09	175,000	171,767
Countrywide Asset-Backed Certificates,
Series 04-13 AV4 3.310%, 6/25/34 (l)	142,367	142,486
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-HE17 A1 3.330%, 1/25/32 (l)	6,112	6,161
Series 02-9 2X 2.478%, 3/25/32 †§	97,933	98,026
Series 02-P3 A 3.570%, 8/25/33 †§(l)	76,157	76,514
First Franklin Mortgage Loan Asset Backed Certificates,
Series 03-FF5 A2 2.820%, 3/25/34 (l)	16,286	16,223
Fremont Home Loan Trust,
Series 03-1 A2 3.360%, 2/25/33 (l)	3,988	3,989
GMAC Mortgage Corp. Loan Trust,
Series 99-HLTV A1 3.360%, 11/18/25 (l)	21,564	21,587
Goldman Sachs AMP Trust,
Series 02-NC1 A2 3.340%, 7/25/32 (l)	4,341	4,390
GS Mortgage Securities Corp. II,
Series 98-C1 A3 6.140%, 10/18/30	116,742	122,143
Home Equity Asset Trust,
Series 02-1 A4 3.320%, 11/25/32 (l)	3,793	3,801
Series 02-4 A2 3.430%, 3/25/33 (l)	4,032	4,035
Home Equity Mortgage Trust,
Series 03-5 A1 3.440%, 1/25/34 (l)	3,768	3,771
Irwin Home Equity,
Series 03-C 2A 3.540%, 6/25/28 (l)	11,666	11,688
MBNA Credit Card Master Note Trust,
Series 04-A4 A4 2.700%, 9/15/09	175,000	170,898
Merrill Lynch Mortgage Investors, Inc.,
Series 02-AFC1 AV1 3.220%, 4/25/31 (l)	6,534	6,623
Morgan Stanley ABS Capital I,
Series 03-HE2 A2 3.360%, 8/25/33 (l)	41,985	42,053
Morgan Stanley Dean Witter Capital I,
Series 02-HE1 A2 3.350%, 7/25/32 (l)	3,272	3,299
Renaissance Home Equity Loan Trust,
Series 03-2A 3.460%, 8/25/33 (l)	13,482	13,535
Series 03-3 A 3.520%, 12/25/33 (l)	29,280	29,419
Residential Asset Mortgage Products, Inc.,
Series 03-RS11 AIIB 3.350%, 12/25/33 (l)	25,258	25,343
Salomon Brothers Mortgage Securities VII,
Series 02-CIT1 A 3.320%, 3/25/32 (l)	11,874	11,907
Saxon Asset Securities Trust,
Series 02-1 AV2 3.290%, 1/25/32 (l)	1,138	1,140
Series 02-3 AV 3.420%, 12/25/32 (l)	4,623	4,628
SLM Student Loan Trust,
Series 04-9 A1 3.151%, 10/26/09 (l)	104,227	104,223
Structured Asset Securities Corp.,
Series 03-AL2 A 3.356%, 1/25/31 §	112,438	106,076

		2,119,669

Non-Agency CMO (6.1%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1 5.000%, 6/25/19	88,008	89,126
Series 04-6 4A1 5.000%, 7/25/19	90,280	90,760
Banc of America Commercial Mortgage, Inc.,
Series 04-5 A3 4.561%, 11/10/41	100,000	99,503
Series 04-6 A3 4.512%, 12/10/42	100,000	99,080
Bank of America Mortgage Securities,
Series 02-K 2A1 5.590%, 10/20/32 (l)	26,065	26,272
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA 6.937%, 6/25/31 (l)	3,774	3,799

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Alt-A Trust,
Series 03-7 IIA2 3.300%, 2/25/34 (l)	$29,143	$29,133
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2 7.198%, 1/15/32	75,000	83,051
Countrywide Alternative Loan Trust,
Series 03-J3 2A1 6.250%, 12/25/33	27,294	27,797
Credit-Based Asset Servicing and Securitization,
Series 02-CB1 A2A 3.360%, 8/25/29 (l)	28,071	28,087
First Horizon Asset Securities, Inc.,
Series 00-H 1A 7.000%, 9/25/30	2,592	2,586
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2 6.560%, 11/18/35	90,000	94,933
GE Capital Commercial Mortgage Corp.,
Series 05-C1 A3 4.578%, 6/10/48	90,000	89,605
GMAC Commercial Mortgage Securities, Inc.,
Series 00-C2 A2 7.455%, 8/16/33	90,000	101,104
Series 99-C1 A2 6.175%, 5/15/33	60,000	63,566
Series 99-C3 A2 7.179%, 8/15/36	91,402	99,727
Greenwich Capital Commercial Funding Corp.,
Series 05-GG3 AAB 4.619%, 8/10/42	105,000	104,795
GSR Mortgage Loan Trust,
Series 04-9 4A1 4.074%, 8/25/34 (l)	190,079	186,872
Impac CMB Trust,
Series 03-8 2A1 3.470%, 10/25/33 (l)	85,225	85,448
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-CIB2 A3 6.429%, 4/15/35	100,000	108,861
Series 01-CIBC A3 6.260%, 3/15/33	130,000	140,845
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B 6.210%, 10/15/35	125,000	132,086
MASTR Alternative Loans Trust,
Series 04-4 1A1 5.500%, 5/25/34	85,282	84,047
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A 4.910%, 12/25/32 (l)	28,530	28,204
Salomon Brothers Mortgage Securities VII,
Series 00-C1 A2 7.520%, 12/18/09	75,000	83,632
Structured Asset Securities Corp.,
Series 01-3A 1A1 3.500%, 3/25/31 (l)	4,896	4,954
Series 02-HF1 A 3.310%, 1/25/33 (l)	8,288	8,320
Series 02-HF2 A1 3.520%, 7/25/32 (l)	4,420	4,426
Series 02-HF2 A3 3.520%, 7/25/32 (l)	16,880	16,902
Washington Mutual, Inc.,
Series 00-3A 3.522%, 12/25/40 (l)	35,503	35,440
Series 02-AR6 A 3.571%, 6/25/42 (l)	27,585	27,881
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2 4.482%, 7/25/34 (l)	210,712	208,904

		2,289,746

Total Asset-Backed and Mortgage-Backed Securities		4,409,415

Consumer Discretionary (2.2%)
Automobiles (1.3%)
DaimlerChrysler AG
7.450%, 3/1/27	15,000	15,424
DaimlerChrysler NA Holdings Corp.
3.890%, 9/26/05 (l)	30,000	30,036
3.470%, 5/24/06 (l)	50,000	50,042
Ford Motor Co.
7.450%, 7/16/31	31,000	25,474
Ford Motor Credit Co.
6.875%, 2/1/06	250,000	252,879
5.700%, 1/15/10	25,000	22,595
4.711%, 1/15/10 (l)	20,000	18,450
General Motors Corp.
7.200%, 1/15/11	25,000	21,110
8.375%, 7/15/33	15,000	11,418

		447,428

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	50,140

Household Durables (0.0%)
Pulte Homes, Inc.
5.200%, 2/15/15	15,000	14,433

Media (0.7%)
Comcast Cable Communications, Inc.
6.375%, 1/30/06	35,000	35,592
6.750%, 1/30/11	15,000	16,464
Comcast Corp.
7.050%, 3/15/33	35,000	40,903
Historic TW, Inc.
9.150%, 2/1/23	10,000	13,450
6.625%, 5/15/29	82,000	89,149
News America Holdings, Inc.
7.750%, 1/20/24	10,000	11,845
News America, Inc.
7.280%, 6/30/28	25,000	28,636
TCI Communications, Inc.
7.125%, 2/15/28	10,000	11,620
Time Warner Cos., Inc.
7.570%, 2/1/24	20,000	23,808
Time Warner, Inc.
6.750%, 4/15/11	5,000	5,493

		276,960

Multiline Retail (0.1%)
Federated Department Stores
6.900%, 4/1/29	10,000	11,189
May Department Stores Co.
5.750%, 7/15/14	15,000	15,532

		26,721

Total Consumer Discretionary		815,682

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (0.3%)
Beverages (0.1%)
Diageo Capital plc
3.375%, 3/20/08	$30,000	$29,380

Food & Staples Retailing (0.1%)
Albertson’s, Inc.
7.750%, 6/15/26	10,000	11,080
Delhaize America, Inc.
7.375%, 4/15/06	20,000	20,531
Kroger Co.
5.500%, 2/1/13	26,000	26,548

		58,159

Food Products (0.1%)
General Mills, Inc.
5.125%, 2/15/07	30,000	30,550

Total Consumer Staples		118,089

Energy (0.3%)
Oil & Gas (0.3%)
Anadarko Finance Co.
7.500%, 5/1/31	5,000	6,277
Conoco, Inc.
8.350%, 8/1/06	20,000	20,961
ConocoPhillips
7.000%, 3/30/29	20,000	24,452
Devon Financing Corp.
7.875%, 9/30/31	15,000	18,915
Statoil ASA
5.125%, 4/30/14 §	25,000	25,582
Suncor Energy, Inc.
5.950%, 12/1/34	10,000	10,716

Total Energy		106,903

Financials (6.8%)
Capital Markets (0.1%)
Morgan Stanley
5.800%, 4/1/07	25,000	25,707
5.300%, 3/1/13	20,000	20,438

		46,145

Commercial Banks (1.5%)
Bank of America Corp.
3.875%, 1/15/08	30,000	29,788
6.250%, 4/1/08	15,000	15,831
4.375%, 12/1/10	5,000	4,982
Depfa ACS Bank
3.625%, 10/29/08	100,000	98,615
FleetBoston Financial Corp.
3.850%, 2/15/08	30,000	29,702
HBOS Treasury Services plc
3.600%, 8/15/07 §	20,000	19,796
3.500%, 11/30/07 §	40,000	39,378
National Westminster Bank plc
7.375%, 10/1/09	25,000	27,968
Rabobank Capital Fund II
5.260%, 12/31/49 §(l)	30,000	30,222
SunTrust Banks, Inc.
3.625%, 10/15/07	80,000	78,927
4.000%, 10/15/08	15,000	14,905
U.S. Bancorp
3.950%, 8/23/07	15,000	14,960
Wells Fargo & Co.
4.000%, 8/15/08	15,000	14,896
4.200%, 1/15/10	110,000	108,881
Wells Fargo Bank N.A.
7.800%, 6/15/10 (l)	25,000	25,122

		553,973

Consumer Finance (1.0%)
General Motors Acceptance Corp.
7.500%, 7/15/05	100,000	100,460
4.395%, 10/20/05 (l)	80,000	79,827
6.750%, 1/15/06	40,000	40,296
4.203%, 9/23/08 (l)	25,000	22,415
7.250%, 3/2/11	10,000	8,969
8.000%, 11/1/31	40,000	33,657
Household Finance Corp.
4.750%, 5/15/09	50,000	50,416
HSBC Finance Corp.
4.125%, 12/15/08	40,000	39,539

		375,579

Diversified Financial Services (3.2%)
Bank One Corp.
2.625%, 6/30/08	25,000	23,788
Citigroup, Inc.
5.750%, 5/10/06	90,000	91,764
3.500%, 2/1/08	45,000	44,188
3.625%, 2/9/09	40,000	39,040
6.200%, 3/15/09	25,000	26,586
4.125%, 2/22/10	25,000	24,631
6.000%, 10/31/33	40,000	42,680
Eksportfinans A/S
3.375%, 1/15/08	100,000	98,388
General Electric Capital Corp.
3.450%, 7/16/07	15,000	14,773
3.450%, 1/15/08	250,000	247,822
4.130%, 3/4/08	115,000	114,747
3.600%, 10/15/08	15,000	14,665
JPMorgan Chase & Co.
6.375%, 2/15/08	25,000	26,312
MassMutual Global Funding II
2.550%, 7/15/08 §	30,000	28,539
Nationwide Building Society
3.500%, 7/31/07 §	50,000	49,372
Pemex Finance Ltd.
9.030%, 2/15/11	100,000	113,742
Racers,
Series 97-R-8-3
3.094%, 8/15/07 †§(b)(l)	100,000	95,970
SLM Corp.
3.625%, 3/17/08	50,000	49,115
TIAA Global Markets, Inc.
3.875%, 1/22/08 §	25,000	24,824
UFJ Finance Aruba AEC
6.750%, 7/15/13	30,000	33,068

		1,204,014

Insurance (0.6%)
Allstate Financial Global Funding
6.150%, 2/1/06 §	25,000	25,452
ASIF Global Financing
3.900%, 10/22/08 §	45,000	44,092
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07	20,000	19,724
3.375%, 10/15/08	25,000	24,241
4.125%, 1/15/10 §	30,000	29,568
Liberty Mutual Group
6.500%, 3/15/35 §	10,000	9,692
Monumental Global Funding II
4.375%, 7/30/09 §	25,000	24,848
Protective Life Secured Trust
3.700%, 11/24/08	25,000	24,764
XL Capital Ltd.
6.375%, 11/15/24	15,000	15,909

		218,290

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.4%)
AvalonBay Communities, Inc. (REIT)
4.950%, 3/15/13	$10,000	$9,925
EOP Operating LP
4.750%, 3/15/14	20,000	19,203
ERP Operating LP
6.625%, 3/15/12	75,000	82,731
Rouse Co. (REIT)
3.625%, 3/15/09	35,000	33,137

		144,996

Total Financials		2,542,997

Government Securities (68.9%)
Agency CMO (2.1%)
Federal Home Loan Mortgage Corp.
5.000%, 12/15/17	60,000	60,651
3.304%, 12/15/29 (l)	52,503	52,666
5.500%, 1/15/31	100,000	102,638
6.500%, 7/25/43	63,757	66,128
Federal National Mortgage Association
6.000%, 12/25/08	18,184	18,230
3.000%, 8/25/09	50,000	49,735
5.000%, 3/25/18	30,000	30,229
4.500%, 9/25/18	50,000	48,638
5.310%, 8/25/33	100,000	99,698
6.500%, 7/25/34	57,440	60,267
Small Business Administration Participation Certificates
4.340%, 3/1/24	191,879	186,296

		775,176

Foreign Governments (4.0%)
Federative Republic of Brazil
11.500%, 3/12/08	50,000	56,625
11.500%, 3/12/08	20,000	22,762
4.313%, 4/15/09 (l)	32,943	32,284
4.313%, 4/15/12 (l)	16,471	15,410
11.000%, 8/17/40	170,000	193,112
Government of France
4.750%, 4/25/35	EUR 160,000	234,109
Israel Government AID Bond
5.500%, 4/26/24	$50,000	54,073
5.500%, 9/18/33	40,000	43,857
Republic of Italy
3.800%, 3/27/08	JPY 8,000,000	84,180
Republic of Panama
8.250%, 4/22/08	$20,000	21,750
8.250%, 4/22/08	65,000	70,363
Republic of Peru
9.125%, 2/21/12	167,000	191,215
Russian Federation
5.000%, 3/31/30 §(e)	240,000	255,168
Swedish Export Credit AB
2.875%, 1/26/07	25,000	24,568
United Mexican States
10.375%, 2/17/09	100,000	118,510
8.125%, 12/30/19	10,000	11,710
8.000%, 9/24/22	55,000	63,800

		1,493,496

Municipal Bonds (2.1%)
California State Department Water Reserves Power Supply, Series E
3.975%, 5/2/05	50,000	50,001
California State Economic Recovery
0.000%, 7/1/11 §(b)(l)	25,000	30,010
Cook County, Illinois, Series B
5.000%, 11/15/12	130,000	142,990
Energy NorthWest Washington Electricity Revenue
0.000%, 7/1/14 §(b)(l)	60,000	76,413
Energy North West Washington Electric
5.500%, 7/1/14
Florida State Board of Education
5.000%, 6/1/33	10,000	10,490
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39	30,000	31,917
7.900%, 6/1/42	10,000	11,549
Michigan State Building Authority
5.250%, 10/15/12	150,000	167,910
New Jersey State Transportation Trust Fund Authority
7.370%, 6/15/11 §(b)	75,000	87,540
New York City Municipal Water Finance Authority
5.000%, 6/15/29	30,000	31,181
5.125%, 6/15/34	20,000	21,001
New York State Environmental Facilities Corp.
5.000%, 6/15/32	10,000	10,475
South Carolina Transportation Infrastructure
5.000%, 10/1/33	10,000	10,432
Tobacco Settlement Financing Corp./NJ
6.250%, 6/1/43	90,000	91,076

		772,985

Supranational (0.3%)
Export-Import Bank of China
5.250%, 7/29/14 §	100,000	101,432

U.S. Government Agencies (35.4%)
Federal Home Loan Mortgage Corp.
3.875%, 11/10/08	170,000	168,810
4.500%, 12/16/10	135,000	133,674
4.625%, 5/28/13	75,000	73,390
5.500%, 2/1/14	92,533	95,016
6.000%, 1/1/17	53,900	55,900
6.000%, 2/1/17	45,750	47,448
6.500%, 7/1/29	75,260	78,454
5.646%, 11/1/31 (l)	18,413	18,874
5.000%, 4/1/34	441,783	437,714
5.500%, 5/25/35 TBA	100,000	103,750
4.500%, 5/15/20 TBA	400,000	395,750
5.500%, 4/1/34 TBA	467,322	472,091
5.500%, 5/15/35 TBA	500,000	505,469
Federal National Mortgage Association
1.750%, 6/16/06	45,000	44,046
2.830%, 9/7/06 (l)	300,000	299,851
2.710%, 1/30/07	300,000	294,292
3.000%, 3/2/07	195,000	192,019
2.350%, 4/5/07	55,000	53,438
3.125%, 3/16/09	75,000	72,207
5.390%, 12/1/11	90,960	94,864
5.500%, 6/1/17	6,508	6,665
7.000%, 11/1/17	44,485	46,863
5.000%, 8/1/18	88,776	89,529
4.500%, 10/1/18	80,537	79,859
5.000%, 11/1/18	228,283	230,220
4.500%, 4/1/19	179,870	178,089
5.500%, 11/1/19	51,661	52,909
6.000%, 8/25/28	106,652	108,876
7.000%, 9/1/31	38,858	41,069

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 12/1/18	$76,251	$79,057
7.000%, 1/1/32	1,800	1,901
6.500%, 2/1/32	78,757	82,054
7.000%, 4/1/32	18,628	19,673
5.147%, 4/1/33 (l)	36,221	36,689
5.500%, 4/1/33	178,879	180,801
5.500%, 1/25/34	97,930	100,177
5.000%, 3/1/34	429,682	425,793
6.500%, 5/1/34	233,987	243,782
5.500%, 6/1/34	189,337	191,269
5.500%, 7/1/34	278,822	281,663
5.500%, 2/1/35	99,990	101,008
5.500%, 2/25/35	80,000	82,118
5.312%, 12/1/40 (l)	23,842	24,626
4.000%, 5/25/20 TBA	100,000	96,937
5.500%, 5/25/20 TBA	200,000	204,625
4.500%, 5/25/35 TBA	200,000	193,062
5.000%, 5/25/35 TBA	300,000	297,000
5.500%, 5/25/35 TBA	4,200,000	4,239,375
6.000%, 5/25/35 TBA	200,000	205,312
6.500%, 5/25/35 TBA	400,000	415,875
5.000%, 6/25/35 TBA	300,000	296,250
Government National Mortgage Association
3.750%, 7/20/27 (l)	23,907	24,235
6.000%, 2/15/29	165,757	171,078
7.000%, 9/15/31	26,174	27,758
6.000%, 2/15/32	51,919	53,586
7.000%, 5/15/32	45,470	48,205
6.000%, 10/15/32	81,103	83,706
6.000%, 2/15/33	52,732	54,425
5.500%, 7/15/33	81,814	83,330
Housing Urban Development
5.380%, 8/1/18	130,000	133,822
Resolution Funding Corp.
(Zero Coupon), 7/15/18	25,000	13,461
(Zero Coupon), 10/15/18	25,000	13,276
Small Business Administration
4.524%, 2/10/13	158,044	157,520
4.504%, 2/1/14	97,070	96,200

		13,230,785

U.S. Treasuries (25.0%)
U.S. Treasury Bonds
10.375%, 11/15/12	135,000	156,516
8.125%, 8/15/19	605,000	835,656
6.000%, 2/15/26	355,000	420,051
6.750%, 8/15/26	165,000	212,405
6.125%, 11/15/27	280,000	338,833
5.500%, 8/15/28	35,000	39,411
5.375%, 2/15/31	45,000	50,825
Inflation Indexed
2.375%, 1/15/25	203,428	222,189
3.875%, 4/15/29	29,157	40,753
U.S. Treasury Notes
2.750%, 6/30/06	800,000	793,594
2.750%, 7/31/06	200,000	198,227
2.500%, 10/31/06	610,000	600,755
2.875%, 11/30/06	1,300,000	1,286,289
3.000%, 12/31/06	20,000	19,807
3.125%, 1/31/07	970,000	961,967
3.375%, 2/28/07	660,000	657,061
3.625%, 4/30/07	600,000	599,672
4.000%, 3/15/10	300,000	301,359
3.880%, 3/31/07	590,000	591,083
4.000%, 4/15/10	60,000	60,276
Inflation Indexed
0.875%, 4/15/10	202,408	199,656
3.500%, 1/15/11	550,795	619,644
4.000%, 2/15/15	30,000	29,514
2.000%, 7/15/14	101,714	105,556

		9,341,099

Total Government Securities		25,714,973

Health Care (0.4%)
Health Care Equipment & Supplies (0.0%)
Boston Scientific Corp.
5.450%, 6/15/14	10,000	10,370

Health Care Providers & Services (0.2%)
HCA, Inc.
6.910%, 6/15/05	50,000	50,188
WellPoint, Inc.
5.950%, 12/15/34 §	25,000	25,814

		76,002

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
5.750%, 10/1/11	25,000	26,471
Merck & Co., Inc.
4.375%, 2/15/13	25,000	24,423
4.750%, 3/1/15	15,000	14,754

		65,648

Total Health Care		152,020

Industrials (0.8%)
Aerospace & Defense (0.3%)
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	34,697
Northrop Grumman Corp.
4.079%, 11/16/06	30,000	29,989
7.125%, 2/15/11	20,000	22,495
United Technologies Corp.
4.375%, 5/1/10	25,000	24,961

		112,142

Airlines (0.2%)
Continental Airlines, Inc.
7.056%, 3/15/11	50,000	50,864
United Air Lines, Inc.,
Series 00-2
7.186%, 4/1/11 (h)	24,433	22,469
Series 01-1
6.602%, 9/1/13 (h)	24,290	22,894

		96,227

Industrial Conglomerates (0.3%)
Tyco International Group S.A.
6.375%, 6/15/05	100,000	100,298

Total Industrials		308,667

Materials (0.0%)
Paper & Forest Products (0.0%)
Georgia-Pacific Corp.
7.500%, 5/15/06	10,000	10,250

Total Materials		10,250

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
AT&T Corp.
9.750%, 11/15/31	22,000	27,390
BellSouth Corp.
5.200%, 9/15/14	25,000	25,326
British Telecommunications plc
8.875%, 12/15/30	5,000	6,828
Deutsche Telekom International Finance BV
8.250%, 6/15/30	40,000	53,600

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
New England Telephone & Telegraph
7.875%, 11/15/29		$5,000	$6,035
SBC Communications, Inc.
4.206%, 6/5/05 §		90,000	90,086
4.125%, 9/15/09		25,000	24,586
6.450%, 6/15/34		10,000	10,776
Sprint Capital Corp.
8.750%, 3/15/32		5,000	6,723
Telecom Italia Capital S.A.
6.000%, 9/30/34 §		25,000	24,763
Verizon Global Funding Corp.
7.750%, 12/1/30		10,000	12,443
Verizon Maryland, Inc.
6.125%, 3/1/12		25,000	26,455
Verizon New Jersey, Inc.
7.850%, 11/15/29		10,000	12,111

			327,122

Wireless Telecommunication Services (0.1%)
Vodafone Group plc
7.750%, 2/15/10		30,000	34,154

Total Telecommunication Services			361,276

Utilities (1.3%)
Electric Utilities (1.0%)
Appalachian Power Co.
3.600%, 5/15/08		65,000	63,431
Dayton Power & Light Co.
5.625%, 10/1/13 (b)(n)		50,000	49,796
Dominion Resources, Inc.
5.125%, 12/15/09		25,000	25,543
Entergy Gulf States, Inc.
3.600%, 6/1/08		50,000	48,897
Exelon Corp.
6.750%, 5/1/11		10,000	10,976
FirstEnergy Corp.
7.375%, 11/15/31		5,000	5,893
Pepco Holdings, Inc.
6.450%, 8/15/12		90,000	97,287
Progress Energy, Inc.
7.750%, 3/1/31		25,000	30,255
Scottish Power, plc
4.910%, 3/15/10		25,000	25,283
Virginia Electric & Power Co.
5.750%, 3/31/06		25,000	25,407

			382,768

Multi-Utilities & Unregulated Power (0.3%)
Consolidated Natural Gas Co.
5.000%, 3/1/14		25,000	24,958
GPU, Inc.
7.700%, 12/1/05		50,000	50,990
Texas Eastern Transmission LP
5.250%, 7/15/07		40,000	40,737

			116,685

Total Utilities			499,453

Total Long-Term Debt Securities (93.8%) (Cost $34,816,072)			35,039,725

	Number of Shares
PREFERRED STOCKS:
Government Security (0.1%)
Non-Agency (0.1%)
Fannie Mae
7.00%, 12/31/49		900	49,978

Total Preferred Stocks (0.1%) (Cost $45,000)			49,978

SHORT-TERM DEBT SECURITIES:
Commercial Paper (13.3%)
Barclays U.S. Funding Corp.
2.94%, 6/14/05 (p)		300,000	298,902
CDC IXIS Capital Markets
2.81%, 6/8/05 (p)		500,000	498,485
Danske Corp.
2.93%, 6/20/05 (p)		500,000	497,935
Dexia Delaware LLC
2.89%, 5/6/05 (p)		500,000	499,759
DnB NOR Bank ASA
3.03%, 7/14/05 (p)		500,000	496,865
General Electric Capital Corporate
2.86%, 6/20/05 (p)		200,000	199,175
HBOS Treasury Services plc
2.92%, 5/17/05 (p)		500,000	499,322
ING U.S. Funding LLC
2.93%, 6/21/05 (p)		200,000	199,156
3.04%, 7/26/05 (p)		300,000	297,811
Rabobank USA Finance Corp.
2.76%, 6/1/05 (p)		500,000	498,775
UBS Finance (Del) LLC
2.70%, 5/6/05 (p)		500,000	499,775
Westpac Capital Corp.
2.80%, 5/17/05 (p)		500,000	499,340

			4,985,300

Government Securities (7.0%)
Federal Home Loan Mortgage Corp.
2.79%, 6/13/05 (o)		100,000	99,660
2.70%, 6/15/05 (o)		100,000	99,656
2.77%, 6/20/05 (o)		200,000	199,216
3.00%, 8/9/05 (o)		400,000	396,667
Federal National Mortgage Association
2.74%, 5/2/05 (o)		300,000	299,954
2.87%, 7/13/05 (o)		300,000	298,242
2.88%, 7/20/05 (o)		500,000	496,785
2.88%, 7/27/05 (o)		500,000	496,501
Government of France
1.93%, 7/13/05	EUR	100,000	128,584
U.S. Treasury Bills
2.59%, 6/2/05		$20,000	19,953
2.55%, 6/16/05		80,000	79,734

			2,614,952

Time Deposit (6.0%)
JPMorgan Chase Nassau
2.39%, 5/2/05		2,223,457	2,223,457

Total Short-Term Debt Securities (26.3%) (Amortized Cost $9,824,086)			9,823,709

	Number of Contracts
OPTIONS PURCHASED:
Put Options (0.0%)
EURODollar Future
June-05 @ $94.25*		10	125
EURODollar Future
December-05 @ $93.75*		20	125

Total Options Purchased (0.0%) (Cost $300)			250

Total Investments Before Written Options and Securities Sold Short (120.2%) (Cost/Amortized Cost $44,685,458)			44,913,662

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options (-0.0%)
U.S. 10 Year Treasury Note Future
June-05 @ $112.00*(d)	(12)	$(4,125)
August-05 @ $112.00*(d)	(3)	(3,234)
September-05 @ $113.00*(d)	(2)	(1,375)

		(8,734)

Put Options (-0.0%)
EURODollar Future
December-05 @ $95.75*	(20)	(4,500)
U.S. 10 Year Treasury Note Future
June-05 @ $107.00*	(12)	(188)
September-05 @ $105.00*	(1)	(94)
September-05 @ $106.00*	(3)	(375)
U.S. Bond Treasury Future
June-05 @ $108.00*	(10)	(156)

		(5,313)

Total Options Written (-0.0%) (Premiums Received $23,914)		(14,047)

Total Investments Before Securities Sold Short (120.2%) (Cost/Amortized Cost $44,661,544)		44,899,615

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-4.8%)
Federal Home Loan Mortgage Corp.
5.00%, 5/15/35 TBA	$(200,000)	(198,000)
Federal National Mortgage Association
4.50%, 5/25/20 TBA	(200,000)	(197,812)
5.00%, 5/25/35 TBA	(500,000)	(495,000)
5.50%, 5/25/35 TBA	(900,000)	(908,438)

Total Securities Sold Short (-4.8%) (Proceeds $1,785,985)		(1,799,250)

Total Investments (115.4%) (Cost/Amortized Cost $42,875,559)		43,100,365
Other Assets Less Liabilities (-15.4%)		(5,736,671)

Net Assets (100%)		$37,363,694

All values are in U.S. Dollars unless otherwise noted.

*	Non-income producing.
†	Securities (totaling $270,510 or 0.72% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2005, the market value of these securities amounted to $1,441,598 or 3.86% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(d)	Covered call option contracts written in connection with securities held.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default, non-income producing.
(l)	Floating rate security. Rate disclosed is as of April 30, 2005.
(n)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(o)	Discount Note Security. Effective rate calculated as of April 30, 2005.
(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

At April 30, 2005 the Fund had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 4/30/05	Unrealized Appreciation/ (Depreciation)
EURODollar	18	June-05	$4,361,413	$4,345,875	$(15,538)
U.S. 5 Year Treasury Notes	13	June-05	1,404,313	1,409,891	5,578
U.S. 10 Year Treasury Notes	2	June-05	220,563	222,844	2,281
U.S. Treasury Bonds	3	June-05	336,093	344,531	8,438
EURODollar	8	September-05	1,930,400	1,925,100	(5,300)
U.S. 10 Year Treasury Notes	1	September-05	110,893	111,453	560
EURODollar	12	March-06	2,865,450	2,878,200	12,750

					8,769

Sales
U.S. 5 Year Treasury Notes	6	June-05	644,390	650,718	(6,328)

					$2,441

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

At April 30, 2005 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 5/18/05	8	$10,356	$10,332	$(24)
European Union, expiring 5/25/05	363	468,535	468,881	346

				$322

Foreign Currency Sell Contracts
European Union, expiring 5/25/05	550	720,376	710,426	$9,950
European Union, expiring 7/29/05	100	129,323	129,423	(100)

				9,850

				$10,172

Options written for the six months ended April 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	20	$14,744
Options Written	700,095	36,826
Options Terminated in Closing Purchase Transactions	(2)	(1,325)
Options Expired	(700,050)	(26,331)
Options Exercised	—	—

Options Outstanding—April 30, 2005	63	$23,914

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$42,523,857
U.S. Government securities	107,484,830

$150,008,687

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$43,237,013
U.S. Government securities	105,284,203

$148,521,216

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$391,752
Aggregate gross unrealized depreciation	(195,167)

Net unrealized appreciation	$196,585

Federal income tax cost of investments	$44,717,278

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND II

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (24.9%)
Banco Bilbao Vizcaya Argentina S.A.
3.05%, 7/8/05	$300,000	$299,995
Depfa Bank plc
2.99%, 6/17/05	300,000	300,000
Fortis Bank
2.66%, 5/20/05	500,000	500,000
HSH Nordbank AG
3.00%, 6/20/05	300,000	300,000
Nordea Bank of Finland plc
2.76%, 5/4/05	300,000	300,000
Suntrust Bank
2.68%, 5/3/05	500,000	500,000
Toronto Dominion Bank, Ltd.
3.02%, 7/6/05	300,000	300,000
Unicredito Italino Lux
2.90%, 5/23/05	150,000	150,001

Total Certificates of Deposit		2,649,996

Commercial Paper (61.8%)
Abbey National North America
2.84%, 6/6/05	300,000	299,127
American Express Credit Corp.
2.20%, 5/5/05	300,000	299,908
ANZ Delaware, Inc.
2.94%, 6/28/05	300,000	298,560
Bank of America Corp.
2.88%, 6/8/05	250,000	249,222
Barclays U.S. Funding Corp.
3.00%, 6/30/05	300,000	298,485
Bear Stearns Cos, Inc.
2.98%, 6/27/05	300,000	298,565
CBA (Delaware) Finance, Inc.
2.51%, 5/9/05	300,000	299,812
DnB NOR Bank ASA
2.92%, 6/15/05	300,000	298,886
General Electric Capital Corp.
2.93%, 6/28/05	400,000	398,086
Goldman Sach Group, Inc.
2.42%, 5/6/05	300,000	299,879
HBOS Treasury Services plc
2.57%, 5/10/05	250,000	249,822
HSBC Bank USA
2.94%, 6/21/05	300,000	298,734
International Lease Finance Corp.
2.83%, 5/18/05	300,000	299,576
Morgan Stanley Group, Inc.
2.59%, 5/11/05	300,000	299,762
Network Rail CP Finance plc
2.78%, 5/19/05 §	300,000	299,561
Rabobank USA Finance Corp.
1.47%, 5/2/05	260,000	259,979
Royal Bank of Scotland Group plc
2.86%, 5/27/05	200,000	199,573
San Paolo IMI U.S. Financial Co.
2.85%, 6/6/05	300,000	299,124
Societe Generale North America
2.67%, 6/1/05	500,000	498,816
State Street Corp.
2.89%, 5/31/05	300,000	299,255
Swedbank AB
2.84%, 6/6/05	300,000	299,127
Toyota Motor Credit Corp.
1.37%, 5/2/05	250,000	249,981

Total Commercial Paper		6,593,840

Government Securities (13.1%)
Banque & Caisse Epargne Etat
1.36%, 5/2/05	250,000	249,981
Federal Home Loan Mortgage Corp.
2.29%, 5/17/05	450,000	449,514
2.38%, 5/24/05	200,000	199,684
Federal National Mortgage Association
2.30%, 5/18/05	500,000	499,426

Total Government Securities		1,398,605

Time Deposit (0.1%)
JPMorgan Chase Nassau
2.39%, 5/2/05	5,843	5,843

Total Investments (99.9%) (Amortized Cost $10,648,284)		10,648,284

Other Assets Less Liabilities (0.1%)		13,297

Net Assets (100%)		$10,661,581

Federal Income Tax Cost of Investments		$10,648,284

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2005, the market value of these securities amounted to $299,561 or 2.81% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $140,011)	$139,309
Unaffiliated issuers (Amortized Cost $44,410)	44,410
Receivable from investment manager	14,280
Receivable for Fund shares sold	7,335
Dividends, interest and other receivables	48
Other assets	4,413

Total assets	209,795

LIABILITIES
Overdraft payable	24,000
Administrative fees payable	3,041
Distribution fees payable	60
Trustees’ fees payable	4
Accrued expenses	36,061

Total liabilities	63,166

NET ASSETS	$146,629

Net assets were comprised of:
Paid in capital	$147,225
Accumulated undistributed net investment income	106
Unrealized depreciation on investments	(702)

Net assets	$146,629

Class A
Net asset value and redemption price per share, $37,588 / 3,798 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.90
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.39

Class B
Net asset value and offering price per share, $89,199 / 9,026 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.88

Class C
Net asset value and offering price per share, $9,906 / 1,003 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.88

Class Y
Net asset value, offering and redemption price per share, $9,936 / 1,003 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.91

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2005 (Unaudited)*

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$227
Interest	77

Total income	304

EXPENSES
Transfer agent fees	14,966
Administrative fees	10,727
Custodian fees	9,354
Registration and filing fees	8,161
Professional fees	7,502
Investment management fees	36
Printing and mailing expenses	15
Trustees’ fees	10
Distribution fees - Class A	25
Distribution fees - Class B	62
Distribution fees - Class C	30
Miscellaneous	781

Gross expenses	51,669
Less: Waiver of investment management fees	(36)
Reimbursement from investment manager	(51,435)

Net expenses	198

NET INVESTMENT INCOME	106

UNREALIZED LOSS
Net change in unrealized depreciation on securities	(702)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(596)

STATEMENT OF CHANGES IN NET ASSETS

January 10, 2005* to April 30, 2005 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$106
Net change in unrealized depreciation on investments	(702)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(596)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,798 shares ]	27,707

Class B
Capital shares sold [ 8,026 shares ]	79,468

Class C
Capital shares sold [ 3 shares ]	25

Class Y
Capital shares sold [ 3 shares ]	25

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	107,225

TOTAL INCREASE IN NET ASSETS	106,629
NET ASSETS:
Beginning of period	40,000

End of period (a)	$146,629

(a) Includes accumulated undistributed net investment income of	$106

* The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $1,137,436)	$1,131,060
Unaffiliated issuers (Amortized Cost $43,221)	43,221
Receivable for Fund shares sold	222,883
Receivable from investment manager	14,166
Dividends, interest and other receivables	83
Other assets	4,212

Total assets	1,415,625

LIABILITIES
Overdraft payable	22,767
Administrative fees payable	3,103
Distribution fees payable	383
Trustees’ fees payable	11
Accrued expenses	36,027

Total liabilities	62,291

NET ASSETS	$1,353,334

Net assets were comprised of:
Paid in capital	$1,360,033
Accumulated net investment loss	(323)
Unrealized depreciation on investments	(6,376)

Net assets	$1,353,334

Class A
Net asset value and redemption price per share, $395,843 / 40,387 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.80
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.29

Class B
Net asset value and offering price per share, $793,449 / 81,041 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.79

Class C
Net asset value and offering price per share, $154,194 / 15,736 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.80

Class Y
Net asset value, offering and redemption price per share, $9,848 / 1,003 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2005 (Unaudited)*

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$286
Interest	117

Total income	403

EXPENSES
Transfer agent fees	14,966
Administrative fees	10,791
Custodian fees	9,353
Registration and filing fees	8,161
Professional fees	7,502
Investment management fees	122
Trustees’ fees	19
Printing and mailing expenses	16
Distribution fees - Class A	103
Distribution fees - Class B	296
Distribution fees - Class C	53
Miscellaneous	781

Gross expenses	52,163
Less: Waiver of investment management fees	(122)
Reimbursement from investment manager	(51,315)

Net expenses	726

NET INVESTMENT LOSS	(323)

UNREALIZED LOSS
Net change in unrealized depreciation on securities	(6,376)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,699)

STATEMENT OF CHANGES IN NET ASSETS

January 10, 2005* to April 30, 2005 (Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(323)
Net change in unrealized depreciation on investments	(6,376)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(6,699)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 39,445 shares ]	388,613
Capital shares repurchased [ (58) shares ]	(575)

Total Class A transactions	388,038

Class B
Capital shares sold [ 80,041 shares ]	787,388

Class C
Capital shares sold [ 14,736 shares ]	144,582

Class Y
Capital shares sold [ 3 shares ]	25

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,320,033

TOTAL INCREASE IN NET ASSETS	1,313,334
NET ASSETS:
Beginning of period	40,000

End of period (a)	$1,353,334

(a) Includes accumulated net investment loss of	$(323)

*	The Fund commenced operations on January 10, 2005

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $530,928)	$525,585
Unaffiliated issuers (Amortized Cost $21,717)	21,717
Cash	15,746
Receivable for Fund shares sold	48,640
Receivable from investment manager	14,245
Dividends, interest and other receivables	78
Other assets	4,212

Total assets	630,223

LIABILITIES
Administrative fees payable	3,063
Distribution fees payable	140
Trustees’ fees payable	6
Accrued expenses	36,010

Total liabilities	39,219

NET ASSETS	$591,004

Net assets were comprised of:
Paid in capital	$596,566
Accumulated net investment loss	(219)
Unrealized depreciation on investments	(5,343)

Net assets	$591,004

Class A
Net asset value and redemption price per share, $397,475 / 40,703 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.77
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.26

Class B
Net asset value and offering price per share, $121,201 / 12,432 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.75

Class C
Net asset value and offering price per share, $62,528 / 6,420 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.74

Class Y
Net asset value, offering and redemption price per share, $9,800 / 1,002 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.78

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2005 (Unaudited)*

INVESTMENT INCOME
Interest	$110
Dividends (All dividend income received from affiliates)	47

Total income	157

EXPENSES
Transfer agent fees	14,966
Administrative fees	10,754
Custodian fees	9,354
Registration and filing fees	8,161
Professional fees	7,507
Investment management fees	72
Printing and mailing expenses	20
Trustees’ fees	14
Distribution fees - Class A	96
Distribution fees - Class B	69
Distribution fees - Class C	49
Miscellaneous	781

Gross expenses	51,843
Less: Waiver of investment management fees	(72)
Reimbursement from investment manager	(51,395)

Net expenses	376

NET INVESTMENT LOSS	(219)

UNREALIZED LOSS
Net change in unrealized depreciation on securities	(5,343)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,562)

STATEMENT OF CHANGES IN NET ASSETS

January 10, 2005* to April 30, 2005 (Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(219)
Net change in unrealized depreciation on investments	(5,343)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(5,562)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 40,109 shares ]	394,438
Capital shares repurchased [ (406) shares ]	(3,963)

Total Class A transactions.	390,475

Class B
Capital shares sold [ 11,432 shares ]	112,922

Class C
Capital shares sold [ 5,420 shares ]	53,144

Class Y
Capital shares sold [ 2 shares ]	25

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	556,566

TOTAL INCREASE IN NET ASSETS	551,004
NET ASSETS:
Beginning of period	40,000

End of period (a)	$591,004

(a) Includes accumulated net investment loss of	$(219)

* The Fund commenced operations on January 10, 2005

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $8,708,187)	$10,013,242
Receivable for securities sold	82,431
Receivable from investment manager	23,415
Dividends, interest and other receivables	3,707
Receivable for Fund shares sold	2,870
Other assets	25,551

Total assets	10,151,216

LIABILITIES
Overdraft payable	2,444
Payable for securities purchased	69,047
Payable for Fund shares redeemed	40,232
Administrative fees payable	13,000
Distribution fees payable	1,191
Trustees’ fees payable	817
Accrued expenses	21,745

Total liabilities	148,476

NET ASSETS	$10,002,740

Net assets were comprised of:
Paid in capital	$10,806,851
Accumulated overdistributed net investment income	(54,906)
Accumulated net realized loss	(2,054,260)
Unrealized appreciation on investments	1,305,055

Net assets	$10,002,740

Class A*
Net asset value and redemption price per share, $272,353 / 31,572 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.63
Maximum sales charge (4.75% of offering price)	0.43

Maximum offering price to public	$9.06

Class B
Net asset value and offering price per share, $80,460 / 9,499 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.47

Class C
Net asset value and offering price per share, $234,223 / 27,682 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.46

Class P
Net asset value and redemption price per share, $3,939,374 / 456,411 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.63
Maximum sales charge (5.50% of offering price)	0.50

Maximum offering price to public	$9.13

Class Y
Net asset value, offering and redemption price per share, $5,476,330 / 632,483 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.66

*	Class A commenced operations on December 10, 2004.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $11 foreign withholding tax)	$54,677
Interest	560

Total income	55,237

EXPENSES
Administrative fees	77,661
Investment management fees	53,407
Registration and filing fees	29,273
Professional fees	28,115
Transfer agent fees	26,091
Custodian fees	17,510
Printing and mailing expenses	4,765
Trustees’ fees	4,576
Distribution fees - Class A	286
Distribution fees - Class B	799
Distribution fees - Class C	1,319
Distribution fees - Class P	5,493
Miscellaneous	1,957

Gross expenses	251,252
Less: Waiver of investment management fees	(53,407)
Reimbursement from investment manager	(125,838)
Fees paid indirectly	(1,172)

Net expenses	70,835

NET INVESTMENT LOSS	(15,598)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	31,752
Net change in unrealized depreciation on securities	(153,289)

NET REALIZED AND UNREALIZED LOSS	(121,537)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(137,135)

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(15,598)	$(93,262)
Net realized gain (loss) on investments	31,752	(397,579)
Net change in unrealized appreciation (depreciation) on investments	(153,289)	646,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(137,135)	155,336

DIVIDENDS:
Dividends from net investment income
Class Y	(5,977)	(5,950)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 31,707 and 0 shares, respectively ]	288,701	—
Capital shares repurchased [ (135) and 0 shares, respectively ]	(1,260)	—

Total Class A transactions	287,441	—

Class B
Capital shares sold [ 4,278 and 47,280 shares, respectively ]	37,894	416,304
Capital shares repurchased [ (289,629) and (43,988) shares, respectively ]	(2,578,715)	(381,871)

Total Class B transactions	(2,540,821)	34,433

Class C
Capital shares sold [ 172 and 2,591 shares, respectively ]	1,520	23,048
Capital shares repurchased [ (3,245) and (9,736) shares, respectively ]	(28,642)	(85,104)

Total Class C transactions	(27,122)	(62,056)

Class P
Capital shares sold [ 290,567 and 49,820 shares, respectively ]	2,627,580	440,908
Capital shares repurchased [ (78,900) and (59,712) shares, respectively ]	(708,474)	(530,002)

Total Class P transactions	1,919,106	(89,094)

Class Y
Capital shares sold [ 934 and 2,957 shares, respectively ]	8,456	25,778
Capital shares issued in reinvestment of dividends [ 50 and 97 shares, respectively ]	474	842
Capital shares repurchased [ (14,770) and (53,603) shares, respectively ]	(138,885)	(471,138)

Total Class Y transactions	(129,955)	(444,518)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(491,351)	(561,235)

TOTAL DECREASE IN NET ASSETS	(634,463)	(411,849)
NET ASSETS:
Beginning of period	10,637,203	11,049,052

End of period (a)	$10,002,740	$10,637,203

(a) Includes accumulated overdistributed net investment income of	$(54,906)	$(33,331)

* Class A commenced operations on December 10, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $11,010,283 )	$11,920,878
Cash	306
Receivable from investment manager	22,319
Receivable for securities sold	18,520
Dividends, interest and other receivables	16,067
Receivable for Fund shares sold	11,026
Other assets	25,558

Total assets	12,014,674

LIABILITIES
Administrative fees payable	13,300
Payable for Fund shares redeemed	11,581
Distribution fees payable	1,365
Trustees’ fees payable	1,350
Accrued expenses	23,047

Total liabilities	50,643

NET ASSETS	$11,964,031

Net assets were comprised of:
Paid in capital	$11,144,363
Accumulated overdistributed net investment income	(12,374)
Accumulated net realized loss	(78,502)
Unrealized appreciation on investments	910,544

Net assets	$11,964,031

Class A*
Net asset value and redemption price per share, $216,619 / 21,184 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.23
Maximum sales charge (4.75% of offering price)	0.51

Maximum offering price to public	$10.74

Class B
Net asset value and offering price per share, $153,211 / 15,262 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.04

Class C
Net asset value and offering price per share, $317,412 / 31,610 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.04

Class P
Net asset value and redemption price per share, $4,313,359 / 422,837 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.20
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price to public	$10.79

Class Y
Net asset value, offering and redemption price per share, $6,963,430 / 681,195 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.22

* Class A commenced operations on December 10, 2004.
STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2005 (Unaudited)
INVESTMENT INCOME
Dividends (net of $641 foreign withholding tax)	$147,017
Interest	2,029

Total income	149,046

EXPENSES
Administrative fees	79,129
Investment management fees	62,950
Professional fees	29,491
Registration and filing fees	29,266
Transfer agent fees	26,064
Custodian fees	17,615
Printing and mailing expenses	5,581
Trustees’ fees	5,133
Distribution fees - Class A	249
Distribution fees - Class B	1,002
Distribution fees - Class C	1,785
Distribution fees - Class P	6,017
Miscellaneous	1,978

Gross expenses	266,260
Less: Waiver of investment management fees	(62,950)
Reimbursement from investment manager	(118,672)
Fees paid indirectly	(1,024)

Net expenses	83,614

NET INVESTMENT INCOME	65,432

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	584,018
Foreign currency transactions	(810)

Net realized gain	583,208

Change in unrealized depreciation on:
Securities	(222,418)
Foreign currency translations	(51)

Net change in unrealized depreciation	(222,469)

NET REALIZED AND UNREALIZED GAIN	360,739

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$426,171

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$65,432	$(5,515)
Net realized gain on investments and foreign currency transactions	583,208	783,981
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(222,469)	50,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	426,171	829,369

DIVIDENDS:
Dividends from net investment income
Class P	(10,853)	—
Class Y	(32,943)	(4,727)

TOTAL DIVIDENDS	(43,796)	(4,727)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 21,239 and 0 shares, respectively ]	222,023	—
Capital shares repurchased [ (55) and 0 shares, respectively ]	(570)	—

Total Class A transactions	221,453	—

Class B
Capital shares sold [ 10,093 and 42,145 shares, respectively ]	105,345	406,600
Capital shares repurchased [ (300,218) and (37,047) shares, respectively ]	(3,029,207)	(354,544)

Total Class B transactions	(2,923,862)	52,056

Class C
Capital shares sold [ 835 and 5,179 shares, respectively ]	8,545	49,486
Capital shares repurchased [ (9,365) and (9,308) shares, respectively ]	(97,466)	(90,082)

Total Class C transactions	(88,921)	(40,596)

Class P
Capital shares sold [ 305,752 and 34,552 shares, respectively ]	3,127,892	332,663
Capital shares issued in reinvestment of dividends [ 917 and 0 shares, respectively ]	9,640	—
Capital shares repurchased [ (117,495) and (17,947) shares, respectively ]	(1,229,880)	(175,994)

Total Class P transactions	1,907,652	156,669

Class Y
Capital shares sold [ 352 and 1,787 shares, respectively ]	3,700	17,488
Capital shares issued in reinvestment of dividends [ 427 and 87 shares, respectively ]	4,491	828
Capital shares repurchased [ (17,932) and (33,609) shares, respectively ]	(188,817)	(324,898)

Total Class Y transactions	(180,626)	(306,582)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,064,304)	(138,453)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(681,929)	686,189
NET ASSETS:
Beginning of period	12,645,960	11,959,771

End of period (a)	$11,964,031	$12,645,960

(a) Includes accumulated overdistributed net investment income of	$(12,374)	$(34,010)

* Class A commenced operations on December 10, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $11,390,991 )	$12,571,323
Cash	744
Receivable for securities sold	94,767
Receivable from investment manager	22,401
Dividends, interest and other receivables	21,819
Receivable for Fund shares sold	2,765
Other assets	25,546

Total assets	12,739,365

LIABILITIES
Payable for securities purchased	42,772
Payable for Fund shares redeemed	40,247
Administrative fees payable	13,372
Distribution fees payable	1,543
Trustees’ fees payable	1,210
Accrued expenses	24,117

Total liabilities	123,261

NET ASSETS	$12,616,104

Net assets were comprised of:
Paid in capital	$10,817,028
Accumulated undistributed net investment income	9,468
Accumulated undistributed net realized gain	609,169
Unrealized appreciation on investments	1,180,439

Net assets	$12,616,104

Class A*
Net asset value and redemption price per share, $260,463 / 22,899 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.37
Maximum sales charge (4.75% of offering price)	0.57

Maximum offering price to public	$11.94

Class B
Net asset value and offering price per share, $191,236 / 16,888 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.32

Class C
Net asset value and offering price per share, $451,108 / 39,819 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.33

Class P
Net asset value and redemption price per share, $4,533,249 / 399,250 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.35
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$12.01

Class Y
Net asset value, offering and redemption price per share, $7,180,048 / 630,486 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.39

*	Class A commenced operations on December 10, 2004.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$169,705
Interest	1,698

Total income	171,403

EXPENSES
Administrative fees	79,171
Investment management fees	63,237
Professional fees	29,399
Registration and filing fees	29,278
Transfer agent fees	26,070
Custodian fees	20,685
Printing and mailing expenses	5,529
Trustees’ fees	5,137
Distribution fees - Class A	283
Distribution fees - Class B	1,106
Distribution fees - Class C	1,946
Distribution fees - Class P	5,896
Miscellaneous	1,996

Gross expenses	269,733
Less: Waiver of investment management fees	(63,237)
Reimbursement from investment manager	(121,338)
Fees paid indirectly	(5,184)

Net expenses	79,974

NET INVESTMENT INCOME	91,429

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	728,365
Foreign currency transactions	(110)

Net realized gain	728,255

Change in unrealized appreciation (depreciation) on:
Securities	25,588
Foreign currency translations	7

Net change in unrealized depreciation	25,595

NET REALIZED AND UNREALIZED GAIN	753,850

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$845,279

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$91,429	$92,524
Net realized gain on investments and foreign currency transactions	728,255	1,151,853
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	25,595	463,175

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	845,279	1,707,552

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(614)	—
Class B	(36)	—
Class C	(205)	—
Class P	(41,094)	(11,759)
Class Y	(77,436)	(52,483)

	(119,385)	(64,242)

Distributions from net realized capital gains
Class A*	(1,478)	—
Class B	(1,000)	—
Class C	(5,703)	—
Class P	(74,231)	—
Class Y	(106,148)	—

	(188,560)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(307,945)	(64,242)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 22,900 and 0 shares, respectively ]	265,021	—
Capital shares issued in reinvestment of dividends and distributions [ 184 and 0 shares, respectively ]	2,092	—
Capital shares repurchased [ (185) and 0 shares, respectively ]	(2,104)	—

Total Class A transactions	265,009	—

Class B
Capital shares sold [ 11,650 and 19,071 shares, respectively ]	135,483	196,437
Capital shares issued in reinvestment of dividends and distributions [ 10 and 0 shares, respectively ]	113	—
Capital shares repurchased [ (252,739) and (59,056) shares, respectively ]	(2,828,151)	(616,736)

Total Class B transactions	(2,692,555)	(420,299)

Class C
Capital shares sold [ 10,707 and 3,788 shares, respectively ]	123,734	39,323
Capital shares issued in reinvestment of dividends and distributions [ 439 and 0 shares, respectively ]	4,984	—
Capital shares repurchased [ (6,059) and (9,865) shares, respectively ]	(70,602)	(103,882)

Total Class C transactions	58,116	(64,559)

Class P
Capital shares sold [ 252,197 and 35,490 shares, respectively ]	2,839,601	365,364
Capital shares issued in reinvestment of dividends and distributions [ 9,332 and 1,013 shares, respectively ]	105,828	10,176
Capital shares repurchased [ (67,281) and (40,823) shares, respectively ]	(772,188)	(430,749)

Total Class P transactions	2,173,241	(55,209)

Class Y
Capital shares sold [ 10,244 and 1,023 shares, respectively ]	119,534	10,313
Capital shares issued in reinvestment of dividends and distributions [ 1,147 and 573 shares, respectively ]	13,036	5,767
Capital shares repurchased [ (14,948) and (28,784) shares, respectively ]	(175,037)	(301,640)

Total Class Y transactions	(42,467)	(285,560)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(238,656)	(825,627)

TOTAL INCREASE (DECREASE) IN NET ASSETS	298,678	817,683
NET ASSETS:
Beginning of period	12,317,426	11,499,743

End of period (a)	$12,616,104	$12,317,426

(a) Includes accumulated undistributed net investment income of	$9,468	$37,424

*	Class A commenced operations on December 10, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $10,895,621)	$11,979,384
Cash	58,717
Receivable for securities sold	172,438
Receivable from investment manager	20,729
Receivable for Fund shares sold	3,828
Dividends, interest and other receivables	1,317
Other assets	25,691

Total assets	12,262,104

LIABILITIES
Payable for securities purchased	256,946
Payable for Fund shares redeemed	51,143
Administrative fees payable	13,320
Distribution fees payable	1,610
Trustees’ fees payable	1,226
Accrued expenses	30,441

Total liabilities	354,686

NET ASSETS	$11,907,418

Net assets were comprised of:
Paid in capital	$12,120,859
Accumulated net investment loss	(112,446)
Accumulated net realized loss	(1,184,758)
Unrealized appreciation on investments	1,083,763

Net assets	$11,907,418

Class A*
Net asset value and redemption price per share, $354,898 / 39,923 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.89
Maximum sales charge (4.75% of offering price)	0.44

Maximum offering price to public	$9.33

Class B
Net asset value and offering price per share, $98,516 / 11,362 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.67

Class C
Net asset value and offering price per share, $309,757 / 35,796 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.65

Class P
Net asset value and redemption price per share, $5,354,345 / 602,315 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.89
Maximum sales charge (5.50% of offering price)	0.52

Maximum offering price to public	$9.41

Class Y
Net asset value, offering and redemption price per share, $ 5,789,902 / 646,008 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.96

*	Class A commenced operations on December 10, 2004.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $36 foreign withholding tax)	$18,315
Interest	1,771

Total income	20,086

EXPENSES
Administrative fees	79,143
Investment management fees	75,642
Professional fees	29,441
Registration and filing fees	29,283
Transfer agent fees	27,009
Custodian fees	22,795
Printing and mailing expenses	5,568
Trustees’ fees	5,138
Distribution fees - Class A	381
Distribution fees - Class B	953
Distribution fees - Class C	1,721
Distribution fees - Class P	7,270
Miscellaneous	2,039

Gross expenses	286,383
Less: Waiver of investment management fees	(75,642)
Reimbursement from investment manager	(108,956)
Fees paid indirectly	(2,827)

Net expenses	98,958

NET INVESTMENT LOSS	(78,872)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	795,189
Net change in unrealized depreciation on securities	(678,918)

NET REALIZED AND UNREALIZED GAIN	116,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,399

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(78,872)	$(161,265)
Net realized gain on investments	795,189	1,035,207
Net change in unrealized depreciation on investments	(678,918)	(340,009)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	37,399	533,933

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 39,925 and 0 shares, respectively ]	378,178	—
Capital shares repurchased [ (2) and 0 shares, respectively ]	(20)	—

Total Class A transactions	378,158	—

Class B
Capital shares sold [ 6,128 and 33,890 shares, respectively ]	56,785	291,807
Capital shares repurchased [ (369,847) and (53,350) shares, respectively ]	(3,324,926)	(453,038)

Total Class B transactions	(3,268,141)	(161,231)

Class C
Capital shares sold [ 3,889 and 5,505 shares, respectively ]	36,087	47,872
Capital shares repurchased [ (8,633) and (10,096) shares, respectively ]	(79,916)	(85,769)

Total Class C transactions	(43,829)	(37,897)

Class P
Capital shares sold [ 365,059 and 53,573 shares, respectively ]	3,350,054	468,501
Capital shares repurchased [ (71,971) and (32,447) shares, respectively ]	(676,679)	(282,301)

Total Class P transactions	2,673,375	186,200

Class Y
Capital shares sold [ 7,483 and 4,933 shares, respectively ]	69,261	43,325
Capital shares repurchased [ (19,470) and (33,292) shares, respectively ]	(184,845)	(274,443)

Total Class Y transactions	(115,584)	(231,118)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(376,021)	(244,046)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(338,622)	289,887
NET ASSETS:
Beginning of period	12,246,040	11,956,153

End of period (a)	$11,907,418	$12,246,040

(a) Includes accumulated overdistributed net investment income of	$(112,446)	$(33,574)

*	Class A commenced operations on December 10, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $14,097,065)	$15,863,692
Receivable for securities sold	234,258
Receivable from investment manager	17,245
Dividends, interest and other receivables	11,869
Receivable for Fund shares sold	5,517
Other assets	25,551

Total assets	16,158,132

LIABILITIES
Overdraft payable	19,058
Payable for securities purchased	203,537
Payable for Fund shares redeemed	46,642
Administrative fees payable	13,863
Trustees’ fees payable	2,489
Distribution fees payable	2,148
Accrued expenses	9,578

Total liabilities	297,315

NET ASSETS	$15,860,817

Net assets were comprised of:
Paid in capital	$13,343,420
Accumulated overdistributed net investment income	(66,012)
Accumulated undistributed net realized gain	816,782
Unrealized appreciation on investments	1,766,627

Net assets	$15,860,817

Class A*
Net asset value and redemption price per share, $402,880 / 35,396 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.38
Maximum sales charge (4.75% of offering price)	0.57

Maximum offering price to public	$11.95

Class B
Net asset value and offering price per share, $196,189 / 17,527 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.19

Class C
Net asset value and offering price per share, $450,790 / 40,339 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.18

Class P
Net asset value and redemption price per share, $6,999,784 / 614,630 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.39
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$12.05

Class Y
Net asset value, offering and redemption price per share, $7,811,174 / 683,252 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.43

*	Class A commenced operations on December 10, 2004.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$95,777
Interest	2,405

Total income	98,182

EXPENSES
Investment management fees	97,872
Administrative fees	81,999
Professional fees	32,083
Registration and filing fees	29,273
Transfer agent fees	26,772
Custodian fees	20,757
Printing and mailing expenses	7,162
Trustees’ fees	6,309
Distribution fees - Class A	400
Distribution fees - Class B	1,260
Distribution fees - Class C	2,325
Distribution fees - Class P	9,366
Miscellaneous	2,241

Gross expenses	317,819
Less: Waiver of investment management fees	(97,872)
Reimbursement from investment manager	(88,245)
Fees paid indirectly	(2,599)

Net expenses	129,103

NET INVESTMENT LOSS	(30,921)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,363,593
Foreign currency transactions	(110)

Net realized gain	1,363,483

Net change in unrealized depreciation securities	(707,460)

NET REALIZED AND UNREALIZED GAIN	656,023

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$625,102

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(30,921)	$(63,472)
Net realized gain on investments and foreign currency transactions	1,363,483	2,009,294
Net change in unrealized depreciation on investments	(707,460)	(160,997)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	625,102	1,784,825

DIVIDENDS:
Dividends from net investment income
Class Y	—	(9,982)

TOTAL DIVIDENDS	—	(9,982)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 35,404 and 0 shares, respectively ]	417,773	—
Capital shares repurchased [ (8) and 0 shares, respectively ]	(97)	—

Total Class A transactions	417,676	—

Class B
Capital shares sold [ 13,938 and 29,942 shares, respectively ]	164,423	313,332
Capital shares repurchased [ (348,119) and (55,346) shares, respectively ]	(3,872,700)	(582,681)

Total Class B transactions	(3,708,277)	(269,349)

Class C
Capital shares sold [ 7,694 and 2,328 shares, respectively ]	91,007	24,630
Capital shares repurchased [ (10,057) and (10,092) shares, respectively ]	(118,913)	(105,128)

Total Class C transactions	(27,906)	(80,498)

Class P
Capital shares sold [ 342,284 and 49,556 shares, respectively ]	3,862,366	524,549
Capital shares repurchased [ (84,822) and (77,905) shares, respectively ]	(1,001,796)	(839,311)

Total Class P transactions	2,860,570	(314,762)

Class Y
Capital shares sold [ 21,442 and 13,643 shares, respectively ]	250,734	144,846
Capital shares issued in reinvestment of dividends [ 0 and 172 shares, respectively ]	—	1,767
Capital shares repurchased [ (24,885) and (43,529) shares, respectively ]	(296,880)	(454,985)

Total Class Y transactions	(46,146)	(308,372)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(504,083)	(972,981)

TOTAL INCREASE IN NET ASSETS	121,019	801,862
NET ASSETS:
Beginning of period	15,739,798	14,937,936

End of period (a)	$15,860,817	$15,739,798

(a) Includes accumulated overdistributed net investment income of	$(66,012)	$(35,091)

*	Class A commenced operations on December 10, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $11,813,519)	$13,416,252
Cash	161,561
Foreign cash (Cost $85,241)	85,539
Receivable for securities sold	75,551
Dividends, interest and other receivables	58,379
Receivable for Fund shares sold	29,894
Receivable from investment manager	20,788
Variation margin receivable on futures contracts	232
Other assets	37,319

Total assets	13,885,515

LIABILITIES
Payable for securities purchased	237,192
Payable for Fund shares redeemed	60,749
Administrative fees payable	13,459
Distribution fees payable	1,836
Trustees’ fees payable	1,136
Accrued expenses	22,374

Total liabilities	336,746

NET ASSETS	$13,548,769

Net assets were comprised of:
Paid in capital	$11,096,356
Accumulated overdistributed net investment income	(86,586)
Accumulated undistributed net realized gain	936,904
Unrealized appreciation on investments	1,602,095

Net assets	$13,548,769

Class A*
Net asset value and redemption price per share, $641,044 / 52,995 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.10
Maximum sales charge (4.75% of offering price)	0.60

Maximum offering price to public	$12.70

Class B
Net asset value and offering price per share, $493,838 / 41,032 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.04

Class C
Net asset value and offering price per share, $469,330 / 38,988 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.04

Class P
Net asset value and redemption price per share, $4,351,662 / 360,305 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.08
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.78

Class Y
Net asset value, offering and redemption price per share, $7,592,895 / 627,421 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.10

*	Class A commenced operations on December 10, 2004.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $16,840 foreign withholding tax)	$139,832

EXPENSES
Administrative fees	79,490
Investment management fees	75,107
Custodian fees	44,625
Professional fees	29,620
Registration and filing fees	29,506
Transfer agent fees	25,995
Printing and mailing expenses	5,656
Trustees’ fees	5,246
Distribution fees - Class A	564
Distribution fees - Class B	1,643
Distribution fees - Class C	1,904
Distribution fees - Class P	5,677
Miscellaneous	1,947

Gross expenses	306,980
Less: Waiver of investment management fees	(75,107)
Reimbursement from investment manager	(114,258)
Fees paid indirectly	(6,957)

Net expenses	110,658

NET INVESTMENT INCOME	29,174

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	957,625
Futures	5,258
Foreign currency transactions	18,736

Net realized gain	981,619

Change in unrealized depreciation on:
Securities	(145,064)
Futures	(3,823)
Foreign currency translations	(1,869)

Net change in unrealized depreciation	(150,756)

NET REALIZED AND UNREALIZED GAIN	830,863

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$860,037

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$29,174	$54,768
Net realized gain on investments and foreign currency transactions	981,619	1,137,928
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(150,756)	640,574

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	860,037	1,833,270

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(734)	—
Class B	(107)	—
Class C	(592)	—
Class P	(44,135)	(8,901)
Class Y	(88,777)	(49,994)

	(134,345)	(58,895)

Distributions from net realized capital gains
Class A*	(276)	—
Class B	(178)	—
Class C	(981)	—
Class P	(12,995)	—
Class Y	(20,475)	—

	(34,905)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(169,250)	(58,895)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 53,036 and 0 shares, respectively ]	654,547	—
Capital shares issued in reinvestment of dividends and distributions [ 83 and 0 shares, respectively ]	1,010	—
Capital shares repurchased [ (124) and 0 shares, respectively ]	(1,539)	—

Total Class A transactions	654,018	—

Class B
Capital shares sold [ 35,807 and 30,102 shares, respectively ]	441,540	310,902
Capital shares repurchased [ (242,648) and (31,581) shares, respectively ]	(2,846,728)	(345,706)

Total Class B transactions	(2,405,188)	(34,804)

Class C
Capital shares sold [ 10,850 and 5,381 shares, respectively ]	131,884	57,476
Capital shares issued in reinvestment of dividends and distributions [ 106 and 0 shares, respectively ]	1,284	—
Capital shares repurchased [ (2,810) and (5,954) shares, respectively ]	(34,141)	(62,821)

Total Class C transactions	99,027	(5,345)

Class P
Capital shares sold [ 243,293 and 38,940 shares, respectively ]	2,877,384	419,411
Capital shares issued in reinvestment of dividends and distributions [ 4,531 and 771 shares, respectively ]	54,963	7,990
Capital shares repurchased [ (61,240) and (25,852) shares, respectively ]	(747,180)	(284,755)

Total Class P transactions	2,185,167	142,646

Class Y
Capital shares sold [ 15,893 and 2,545 shares, respectively ]	197,042	27,505
Capital shares issued in reinvestment of dividends and distributions [ 498 and 293 shares, respectively ]	6,051	3,032
Capital shares repurchased [ (10,973) and (9,787) shares, respectively ]	(133,976)	(106,551)

Total Class Y transactions	69,117	(76,014)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	602,141	26,483

TOTAL INCREASE IN NET ASSETS	1,292,928	1,800,858
NET ASSETS:
Beginning of period	12,255,841	10,454,983

End of period (a)	$13,548,769	$12,255,841

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(86,586)	$18,585

*	Class A commenced operations on December 10, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $6,938,081)	$6,829,115
Cash	24,595
Foreign cash (Cost $1,315)	1,329
Receivable for securities sold	122,566
Receivable from investment manager	37,089
Dividends, interest and other receivables	1,317
Other assets	25,330

Total assets	7,041,341

LIABILITIES
Payable for securities purchased	158,811
Administrative fees payable	12,512
Payable for Fund shares redeemed	1,000
Distribution fees payable	446
Accrued expenses	26,988

Total liabilities	199,757

NET ASSETS	$6,841,584

Net assets were comprised of:
Paid in capital	$7,499,524
Accumulated overdistributed net investment income	(53,553)
Accumulated net realized loss	(495,438)
Unrealized depreciation on investments	(108,949)

Net assets	$6,841,584

Class A*
Net asset value and redemption price per share, $142,312 / 16,539 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.60
Maximum sales charge (4.75% of offering price)	0.43

Maximum offering price to public	$9.03

Class B
Net asset value and offering price per share, $110,475 / 13,123 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.42

Class C
Net asset value and offering price per share, $108,036 / 12,832 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.42

Class P
Net asset value and redemption price per share, $1,226,573 / 142,404 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.61
Maximum sales charge (5.50% of offering price)	0.50

Maximum offering price to public	$9.11

Class Y
Net asset value, offering and redemption price per share, $5,254,188 / 607,055 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.66

*	Class A commenced operations on December 10, 2004.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$37,022
Interest	1,848

Total income	38,870

EXPENSES
Administrative fees	74,914
Investment management fees	46,272
Registration and filing fees	29,495
Professional fees	25,652
Transfer agent fees	25,383
Custodian fees	20,431
Trustees’ fees	3,377
Printing and mailing expenses	3,159
Distribution fees - Class A	197
Distribution fees - Class B	451
Distribution fees - Class C	385
Distribution fees - Class P	1,673
Miscellaneous	15,727

Gross expenses	247,116
Less: Waiver of investment management fees	(46,272)
Reimbursement from investment manager	(137,605)
Fees paid indirectly	(2,317)

Net expenses	60,922

NET INVESTMENT LOSS	(22,052)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	520,857
Options written	24,216
Foreign currency transactions	(533)

Net realized gain	544,540

Change in unrealized appreciation (depreciation) on:
Securities	(689,198)
Foreign currency translations	17

Net change in unrealized depreciation	(689,181)

NET REALIZED AND UNREALIZED LOSS	(144,641)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(166,693)

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(22,052)	$(103,651)
Net realized gain on investments and foreign currency transactions	544,540	596,834
Net change in unrealized depreciation on investments and foreign currency translations	(689,181)	(699,250)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(166,693)	(206,067)

DIVIDENDS:
Dividends from net investment income
Class Y	—	(2,033)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 16,655 and 0 shares, respectively ]	154,343	—
Capital shares repurchased [ (116) and 0 shares, respectively ]	(1,000)	—

Total Class A transactions	153,343	—

Class B
Capital shares sold [ 7,901 and 45,075 shares, respectively ]	68,041	400,799
Capital shares repurchased [ (114,142) and (43,462) shares, respectively ]	(1,006,737)	(379,904)

Total Class B transactions	(938,696)	20,895

Class C
Capital shares sold [ 5,552 and 1,783 shares, respectively ]	48,682	15,313
Capital shares repurchased [ (413) and (988) shares, respectively ]	(3,731)	(8,301)

Total Class C transactions	44,951	7,012

Class P
Capital shares sold [ 112,359 and 14,876 shares, respectively ]	1,010,236	134,946
Capital shares repurchased [ (23,932) and (13,821) shares, respectively ]	(220,796)	(119,940)

Total Class P transactions	789,440	15,006

Class Y
Capital shares sold [ 5,747 and 4,383 shares, respectively ]	53,182	37,628
Capital shares issued in reinvestment of dividends [ 0 and 24 shares, respectively ]	—	217
Capital shares repurchased [ (15,619) and (42,714) shares, respectively ]	(146,818)	(371,165)

Total Class Y transactions	(93,636)	(333,320)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(44,598)	(290,407)

TOTAL DECREASE IN NET ASSETS	(211,291)	(498,507)
NET ASSETS:
Beginning of period	7,052,875	7,551,382

End of period (a)	$6,841,584	$7,052,875

(a) Includes accumulated overdistributed net investment income of	$(53,553)	$(31,501)

*	Class A commenced operations on December 10, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $8,065,643)	$8,457,507
Foreign cash (Cost $26,221)	26,174
Receivable for securities sold	140,389
Receivable from investment manager	20,928
Dividends, interest and other receivables	10,748
Receivable for Fund shares sold	1,000
Other assets	25,326

Total assets	8,682,072

LIABILITIES
Overdraft payable	146
Payable for securities purchased	193,547
Administrative fees payable	12,730
Payable for Fund shares redeemed	9,139
Distribution fees payable	621
Options written, at value (Premiums received $301)	300
Accrued expenses	22,135

Total liabilities	238,618

NET ASSETS	$8,443,454

Net assets were comprised of:
Paid in capital	$7,931,090
Accumulated overdistributed net investment income	(61,292)
Accumulated undistributed net realized gain	181,570
Unrealized appreciation on investments	392,086

Net assets	$8,443,454

Class A*
Net asset value and redemption price per share, $224,336 / 21,837 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.27
Maximum sales charge (4.75% of offering price)	0.51

Maximum offering price to public	$10.78

Class B
Net asset value and offering price per share, $97,814 / 9,720 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.06

Class C
Net asset value and offering price per share, $129,914 / 12,904 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.07

Class P
Net asset value and redemption price per share, $1,876,301 / 182,767 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.27
Maximum sales charge (5.50% of offering price)	0.60

Maximum offering price to public	$10.87

Class Y
Net asset value, offering and redemption price per share, $6,115,089 / 591,729 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.33

*	Class A commenced operations on December 10, 2004.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,576 foreign withholding tax)	$42,342
Interest	3,107

Total income	45,449

EXPENSES
Administrative fees	75,943
Investment management fees	54,960
Registration and filing fees	29,501
Professional fees	26,368
Transfer agent fees	25,588
Custodian fees	17,524
Trustees’ fees	3,802
Printing and mailing expenses	3,745
Distribution fees - Class A	251
Distribution fees - Class B	577
Distribution fees - Class C	520
Distribution fees - Class P	2,414
Miscellaneous	1,725

Gross expenses	242,918
Less: Waiver of investment management fees	(54,960)
Reimbursement from investment manager	(112,304)
Fees paid indirectly	(1,203)

Net expenses	74,451

NET INVESTMENT LOSS	(29,002)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	373,557
Foreign currency transactions	4,650

Net realized gain	378,207

Change in unrealized appreciation (depreciation) on:
Securities	28,403
Options written	1
Foreign currency translations	(274)

Net change in unrealized appreciation	28,130

NET REALIZED AND UNREALIZED GAIN	406,337

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$377,335

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(29,002)	$(71,324)
Net realized gain on investments and foreign currency transactions	378,207	1,040,878
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	28,130	(98,721)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	377,335	870,833

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class Y	—	(2,773)

Distributions from net realized capital gains
Class A*	(5,529)	—
Class B	(3,357)	—
Class C	(5,699)	—
Class P	(116,435)	—
Class Y	(357,652)	—

	(488,672)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(488,672)	(2,773)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 21,859 and 0 shares, respectively ]	231,146	—
Capital shares issued in reinvestment of distributions [ 525 and 0 shares, respectively ]	5,529	—
Capital shares repurchased [ (547) and 0 shares, respectively ]	(5,750)	—

Total Class A transactions	230,925	—

Class B
Capital shares sold [ 4,472 and 17,601 shares, respectively ]	45,653	175,753
Capital shares issued in reinvestment of distributions [ 17 and 0 shares, respectively ]	177	—
Capital shares repurchased [ (120,393) and (13,061) shares, respectively ]	(1,273,019)	(132,824)

Total Class B transactions	(1,227,189)	42,929

Class C
Capital shares sold [ 3,582 and 897 shares, respectively ]	36,014	9,372
Capital shares issued in reinvestment of distributions [ 243 and 0 shares, respectively ]	2,519	—
Capital shares repurchased [ (444) and (9,064) shares, respectively ]	(4,661)	(91,107)

Total Class C transactions	33,872	(81,735)

Class P
Capital shares sold [ 119,078 and 16,361 shares, respectively ]	1,278,935	165,816
Capital shares issued in reinvestment of distributions [ 9,853 and 0 shares, respectively ]	103,752	—
Capital shares repurchased [ (27,543) and (20,408) shares, respectively ]	(289,473)	(212,276)

Total Class P transactions	1,093,214	(46,460)

Class Y
Capital shares sold [ 3,051 and 1,668 shares, respectively ]	32,772	17,273
Capital shares issued in reinvestment of dividends and distributions [ 800 and 8 shares, respectively ]	8,470	79
Capital shares repurchased [ (11,638) and (4,991) shares, respectively ]	(127,169)	(52,307)

Total Class Y transactions	(85,927)	(34,955)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	44,895	(120,221)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,442)	747,839
NET ASSETS:
Beginning of period	8,509,896	7,762,057

End of period (a)	$8,443,454	$8,509,896

(a) Includes accumulated overdistributed net investment income of	$(61,292)	$(32,290)

* Class A commenced operations on December 10, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $44,685,458)	$44,913,662
Foreign cash (Cost $356)	359
Receivable for forward commitments	4,399,164
Receivable for securities sold	1,302,121
Dividends, interest and other receivables	235,517
Receivable for Fund shares sold	48,634
Receivable from investment manager	37,576
Unrealized appreciation of forward foreign currency contracts	10,296
Other assets	25,605

Total assets	50,972,934

LIABILITIES
Overdraft payable	1,076
Payable for forward commitments	9,416,174
Payable for securities purchased	2,295,445
Securities sold short (Proceeds received $1,785,985)	1,799,250
Payable for Fund shares redeemed	25,339
Administrative fees payable	14,079
Options written, at value (Premiums received $23,914)	14,047
Trustees’ fees payable	10,744
Variation margin payable on futures contracts	7,213
Distribution fees payable	3,026
Unrealized depreciation of forward foreign currency contracts	124
Accrued expenses	22,723

Total liabilities	13,609,240

NET ASSETS	$37,363,694

Net assets were comprised of:
Paid in capital	$37,271,670
Accumulated overdistributed net investment income	(75,937)
Accumulated net realized loss	(67,431)
Unrealized appreciation on investments	235,392

Net assets	$37,363,694

Class A*
Net asset value and redemption price per share, $438,989 / 43,825 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.02
Maximum sales charge (4.75% of offering price)	0.50

Maximum offering price to public	$10.52

Class B
Net asset value and offering price per share, $341,192 / 34,149 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.99

Class C
Net asset value and offering price per share, $932,250 / 93,352 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.99

Class P
Net asset value and redemption price per share, $9,887,778 / 988,231 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.01
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.59

Class Y
Net asset value, offering and redemption price per share, $25,763,485 / 2,571,881 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.02

*	Class A commenced operations on December 10, 2004.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest (net of $26 foreign withholding tax)	$719,043
Dividends	4,394

Total income	723,437

EXPENSES
Investment management fees	129,664
Administrative fees	80,641
Professional fees	44,759
Custodian fees	33,185
Registration and filing fees	29,697
Transfer agent fees	26,517
Printing and mailing expenses	16,371
Trustees’ fees	13,229
Distribution fees - Class A	367
Distribution fees - Class B	1,879
Distribution fees - Class C	4,719
Distribution fees - Class P	12,701
Miscellaneous	31,561

Gross expenses	425,290
Less: Waiver of investment management fees	(129,664)
Reimbursement from investment manager	(127,624)

Net expenses	168,002

NET INVESTMENT INCOME	555,435

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	13,417
Options written	27,262
Futures	50,938
Foreign currency transactions	5,790

Net realized gain	97,407

Change in unrealized appreciation (depreciation) on:
Securities	(264,526)
Securities sold short	(3,098)
Options written	1,654
Futures	(48,521)
Foreign currency translations	32,795

Net change in unrealized depreciation	(281,696)

NET REALIZED AND UNREALIZED LOSS	(184,289)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$371,146

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$555,435	$967,978
Net realized gain on investments and foreign currency transactions	97,407	528,176
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(281,696)	390,484

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	371,146	1,886,638

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(2,443)	—
Class B	(1,167)	(203,989)
Class C	(11,949)	(31,142)
Class P	(171,994)	(141,213)
Class Y	(451,218)	(890,853)

	(638,771)	(1,267,197)

Distributions from net realized capital gains
Class A*	(1,571)	—
Class B	(764)	(168,728)
Class C	(13,746)	(27,625)
Class P	(153,466)	(82,667)
Class Y	(362,029)	(482,544)

	(531,576)	(761,564)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,170,347)	(2,028,761)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 43,724 and 0 shares, respectively ]	440,061	—
Capital shares issued in reinvestment of dividends and distributions [ 280 and 0 shares, respectively ]	2,807	—
Capital shares repurchased [ (179) and 0 shares, respectively ]	(1,797)	—

Total Class A transactions	441,071	—

Class B
Capital shares sold [ 28,903 and 26,483 shares, respectively ]	288,839	263,760
Capital shares issued in reinvestment of dividends and distributions [ 52 and 31,699 shares, respectively ]	523	318,776
Capital shares repurchased [ (717,976) and (278,455) shares, respectively ]	(7,294,716)	(2,798,901)

Total Class B transactions	(7,005,354)	(2,216,365)

Class C
Capital shares sold [ 4,728 and 5,578 shares, respectively ]	47,214	55,980
Capital shares issued in reinvestment of dividends and distributions [ 2,237 and 4,833 shares, respectively ]	22,391	48,566
Capital shares repurchased [ (11,627) and (62,876) shares, respectively ]	(116,249)	(631,712)

Total Class C transactions	(46,644)	(527,166)

Class P
Capital shares sold [ 718,047 and 68,702 shares, respectively ]	7,301,025	700,136
Capital shares issued in reinvestment of dividends and distributions [ 27,886 and 20,307 shares, respectively ]	279,858	204,714
Capital shares repurchased [ (176,796) and (110,336) shares, respectively ]	(1,778,245)	(1,111,787)

Total Class P transactions	5,802,638	(206,937)

Class Y
Capital shares sold [ 32,878 and 6,256 shares, respectively ]	326,479	63,109
Capital shares issued in reinvestment of dividends and distributions [ 2,402 and 4,957 shares, respectively ]	24,116	49,992
Capital shares repurchased [ (24,896) and (43,362) shares, respectively ]	(251,571)	(435,700)

Total Class Y transactions	99,024	(322,599)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(709,265)	(3,273,067)

TOTAL DECREASE IN NET ASSETS	(1,508,466)	(3,415,190)
NET ASSETS:
Beginning of period	38,872,160	42,287,350

End of period (a)	$37,363,694	$38,872,160

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(75,937)	$7,399

* Class A commenced operations on December 10, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND II

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $10,648,284)	$10,648,284
Cash	1,629
Receivable from investment manager	15,723
Dividends, interest and other receivables	10,729
Receivable for Fund shares sold	49
Other assets	25,323

Total assets	10,701,737

LIABILITIES
Dividends payable	18,091
Administrative fees payable	4,431
Trustees’ fees payable	523
Distribution fees payable	90
Accrued expenses	17,021

Total liabilities	40,156

NET ASSETS	$10,661,581

Net assets were comprised of:
Paid in capital	$10,654,732
Accumulated undistributed net investment income	6,776
Accumulated undistributed net realized gain	73

Net assets	$10,661,581

Class A*
Net asset value and redemption price per share, $110,291 / 110,254 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class B
Net asset value, offering and redemption price per share, $162,401 / 162,382 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class C
Net asset value, offering and redemption price per share, $107,215 / 107,213 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class P
Net asset value and redemption price per share, $430,678 / 430,668 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class Y
Net asset value, offering and redemption price per share, $9,850,996 / 9,850,887 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

*	Class A commenced operations on December 10, 2004.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$128,311

EXPENSES
Registration and filing fees	29,501
Investment management fees	26,531
Administrative fees	25,544
Transfer agent fees	24,991
Professional fees	24,523
Printing and mailing expenses	4,662
Trustees’ fees	4,549
Custodian fees	2,750
Distribution fees - Class B	171
Distribution fees - Class C	92
Distribution fees - Class P	641
Miscellaneous	1,991

Gross expenses	145,946
Less: Waiver of investment management fees	(26,531)
Reimbursement from investment manager	(81,333)

Net expenses	38,082

NET INVESTMENT INCOME	90,229

REALIZED GAIN
Net realized gain securities	73

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,302

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND II

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$90,229	$127,866
Net realized gain on investments	73	4

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	90,302	127,870

DIVIDENDS:
Dividends from net investment income
Class A*	(722)	—
Class B	(1,131)	(2,043)
Class C	(757)	(210)
Class P	(3,777)	(1,466)
Class Y	(83,842)	(124,148)

TOTAL DIVIDENDS	(90,229)	(127,867)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 113,254 and 0 shares, respectively ]	113,290	—
Capital shares repurchased [ (3,000) and 0 shares, respectively ]	(3,000)	—

Total Class A transactions	110,290	—

Class B
Capital shares sold [ 140,265 and 601,617 shares, respectively ]	140,280	601,617
Capital shares issued in reinvestment of distributions [ 521 and 1,820 shares, respectively ]	521	1,820
Capital shares repurchased [ (630,194) and (611,708) shares, respectively ]	(630,194)	(611,708)

Total Class B transactions	(489,393)	(8,271)

Class C
Capital shares sold [ 20,841 and 6,015 shares, respectively ]	20,841	6,015
Capital shares issued in reinvestment of distributions [ 285 and 77 shares, respectively ]	285	77
Capital shares repurchased [ 0 and (10,250) shares, respectively ]	—	(10,250)

Total Class C transactions	21,126	(4,158)

Class P
Capital shares sold [ 601,646 and 66,249 shares, respectively ]	601,646	66,249
Capital shares issued in reinvestment of distributions [ 2,771 and 915 shares, respectively ]	2,771	915
Capital shares repurchased [ (238,602) and (209,183) shares, respectively ]	(238,602)	(209,183)

Total Class P transactions	365,815	(142,019)

Class Y
Capital shares sold [ 43,505 and 1,720 shares, respectively ]	43,505	1,720
Capital shares issued in reinvestment of distributions [ 598 and 891 shares, respectively ]	598	891
Capital shares repurchased [ (101,478) and (21,415) shares, respectively ]	(101,478)	(21,415)

Total Class Y transactions	(57,375)	(18,804)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,537)	(173,252)

TOTAL DECREASE IN NET ASSETS	(49,464)	(173,249)
NET ASSETS:
Beginning of period	10,711,045	10,884,294

End of period (a)	$10,661,581	$10,711,045

(a) Includes accumulated undistributed net investment income of	$6,776	$6,776

* Class A commenced operations on December 10, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A	Class B	Class C	Class Y
	January 10, 2005* to April 30, 2005(c) (Unaudited)	January 10, 2005* to April 30, 2005(c) (Unaudited)	January 10, 2005* to April 30, 2005(c) (Unaudited)	January 10, 2005* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.02	0.01	0.01	0.04
Net realized and unrealized loss on investments	(0.12)	(0.13)	(0.13)	(0.13)

Total from investment operations	(0.10)	(0.12)	(0.12)	(0.09)

Net asset value, end of period	$9.90	$9.88	$9.88	$9.91

Total return (b)†	(1.00)%	(1.20)%	(1.20)%	(0.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38	$89	$10	$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	1.45%	1.45%	0.45%
Before waivers and reimbursements (a)	286.68%	287.23%	287.23%	286.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.78%	0.23%	0.23%	1.23%
Before waivers and reimbursements (a)	(285.00)%	(285.55)%	(285.55)%	(284.55)%
Portfolio turnover rate (d)	—%	—%	—%	—%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$8.64	$8.62	$8.66	$8.67

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A	Class B	Class C	Class Y
	January 10, 2005* to April 30, 2005(c) (Unaudited)	January 10, 2005* to April 30, 2005(c) (Unaudited)	January 10, 2005* to April 30, 2005(c) (Unaudited)	January 10, 2005* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.02)	(0.02)	0.01
Net realized and unrealized loss on investments	(0.19)	(0.19)	(0.18)	(0.19)

Total from investment operations	(0.20)	(0.21)	(0.20)	(0.18)

Net asset value, end of period	$9.80	$9.79	$9.80	$9.82

Total return (b)†	(2.00)%	(2.10)%	(2.00)%	(1.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$396	$793	$154	$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	1.45%	1.45%	0.45%
Before waivers and reimbursements (a)	85.22%	85.77%	85.77%	84.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.24)%	(0.79)%	(0.79)%	0.21%
Before waivers and reimbursements (a)	(84.56)%	(85.11)%	(85.11)%	(84.11)%
Portfolio turnover rate (d)	—%	—%	—%	—%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$2.53	$2.52	$2.54	$2.56

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A	Class B	Class C	Class Y
	January 10, 2005* to April 30, 2005(c) (Unaudited)	January 10, 2005* to April 30, 2005(c) (Unaudited)	January 10, 2005* to April 30, 2005(c) (Unaudited)	January 10, 2005* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.03)	(0.03)	(— )#
Net realized and unrealized loss on investments	(0.22)	(0.22)	(0.23)	(0.22)

Total from investment operations	(0.23)	(0.25)	(0.26)	(0.22)

Net asset value, end of period	$9.77	$9.75	$9.74	$9.78

Total return (b)†	(2.30)%	(2.50)%	(2.60)%	(2.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$397	$121	$63	$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	1.45%	1.45%	0.45%
Before waivers and reimbursements (a)	143.12%	143.67%	143.67%	142.67%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.46)%	(1.01)%	(1.01)%	(0.01)%
Before waivers and reimbursements (a)	(142.68)%	(143.23)%	(143.23)%	(142.23)%
Portfolio turnover rate (d)	—%	—%	—%	—%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$4.28	$4.27	$4.29	$4.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 10, 2004* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$9.47

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized loss on investments	(0.82)

Total from investment operations	(0.84)

Net asset value, end of period	$8.63

Total return (b)†	(9.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$272
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.63%
Before waivers, reimbursements and fees paid indirectly (a)	5.01%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.62)%
After waivers, reimbursements and fees paid indirectly (a)	(0.60)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.98)%
Portfolio turnover rate (d)	22%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.12

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class B		2004(c)	2003(c)
Net asset value, beginning of period	$8.63	$8.57	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.11)	0.19	1.68	(2.90)

Total from investment operations	(0.16)	0.06	1.58	(3.00)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Net asset value, end of period	$8.47	$8.63	$8.57	$7.00

Total return (b)†	(1.85)%	0.70%	22.52%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80	$2,544	$2,497	$1,732
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.18%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	5.56%	5.98%	6.73%	7.46%
Ratio of net investment income loss to average net assets:
After waivers and reimbursements (a)	(1.17)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.15)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.53)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate (d)	22%	51%	31%	26%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.15	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class C		2004(c)	2003(c)
Net asset value, beginning of period	$8.62	$8.56	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.11)	0.19	1.67	(2.90)

Total from investment operations	(0.16)	0.06	1.57	(3.00)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Net asset value, end of period	$8.46	$8.62	$8.56	$7.00

Total return (b)†	(1.97)%	0.82%	22.37%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$234	$265	$325	$243
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.18%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	5.56%	5.98%	6.73%	7.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.17)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.15)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.53)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate (d)	22%	51%	31%	26%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.15	$0.33	$0.34	$0.34

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)		2004(c)	2003(c)
Net asset value, beginning of period	$8.77	$8.64	$7.05	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.12)	0.20	1.69	(2.90)

Total from investment operations	(0.14)	0.13	1.64	(2.95)

Less distributions:
Dividends from net investment income	—	—	(0.05)	—

Net asset value, end of period	$8.63	$8.77	$8.64	$7.05

Total return (b)†	(1.60)%	1.50%	23.38%	(29.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,939	$2,146	$2,199	$1,429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.43%	1.41%	1.42%	1.40%
Before waivers, reimbursements and fees paid indirectly (a)	4.81%	5.23%	5.98%	6.71%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.42)%	(0.81)%	(0.66)%	(0.74)%
After waivers, reimbursements and fees paid indirectly (a)	(0.40)%	(0.77)%	(0.63)%	(0.69)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.78)%	(4.59)%	(5.19)%	(6.00)%
Portfolio turnover rate (d)	22%	51%	31%	26%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.15	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y (formerly Class Z)	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004(c)	2003(c)
Net asset value, beginning of period	$8.79	$8.65	$7.06	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.05)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.11)	0.20	1.69	(2.91)

Total from investment operations	(0.12)	0.15	1.66	(2.94)

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.07)	—

Net asset value, end of period	$8.66	$8.79	$8.65	$7.06

Total return (b)†	(1.38)%	1.72%	23.66%	(29.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,476	$5,682	$6,028	$4,567
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.18%	1.16%	1.17%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)	4.56%	4.98%	5.73%	6.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.17)%	(0.56)%	(0.41)%	(0.49)%
After waivers, reimbursements and fees paid indirectly (a)	(0.15)%	(0.52)%	(0.38)%	(0.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.53)%	(4.34)%	(4.94)%	(5.75)%
Portfolio turnover rate (d)	22%	51%	31%	26%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.15	$0.33	$0.34	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 10, 2004* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$10.50

Income (loss) from investment operations:
Net investment income	0.03
Net realized and unrealized loss on investments and foreign currency transactions	(0.30)

Total from investment operations	(0.27)

Less distributions:
Dividends from net investment income	—

Net asset value, end of period	$10.23

Total return (b)†	(3.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.63%
Before waivers, reimbursements and fees paid indirectly (a)	4.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.72%
After waivers, reimbursements and fees paid indirectly (a)	0.74%
Before waivers, reimbursements and fees paid indirectly (a)	(2.16)%
Portfolio turnover rate (d)	23%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.12

Class B	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004(c)	2003(c)
Net asset value, beginning of period	$9.78	$9.21	$7.70	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25	0.64	1.61	(2.25)

Total from investment operations	0.26	0.57	1.56	(2.30)

Less distributions:
Dividends from net investment income	—	—	(0.05)	—

Net asset value, end of period	$10.04	$9.78	$9.21	$7.70

Total return (b)†	2.66%	6.19%	20.37%	23.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$153	$2,987	$2,765	$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.18%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	5.08%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.17%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	0.19%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.71)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate (d)	23%	52%	56%	39%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.14	$0.32	$0.34	$0.33

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004(c)	2003(c)
Net asset value, beginning of period	$9.78	$9.21	$7.69	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25	0.64	1.62	(2.26)

Total from investment operations	0.26	0.57	1.57	(2.31)

Less distributions:
Dividends from net investment income	— #	—	(0.05)	—

Net asset value, end of period	$10.04	$9.78	$9.21	$7.69

Total return (b)†	2.66%	6.19%	20.53%	23.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317	$392	$408	$293
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.18%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	5.08%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.17%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	0.19%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.71)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate (d)	23%	52%	56%	39%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.15	$0.32	$0.34	$0.33

Class P (formerly Class A)	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004(c)	2003(c)
Net asset value, beginning of period	$9.92	$9.27	$7.75	$10.00

Income (loss) from investment operations:
Net investment income	0.05	— #	0.01	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25	0.65	1.62	(2.25)

Total from investment operations	0.30	0.65	1.63	(2.25)

Less distributions:
Dividends from net investment income	(0.02)	—	(0.11)	—

Net asset value, end of period	$10.20	$9.92	9.27	7.75

Total return (b)†	3.03%	7.01%	21.29%	(22.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,313	$2,317	$2,011	$1,335
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.43%	1.40%	1.44%	1.38%
Before waivers, reimbursements and fees paid indirectly (a)	4.33%	4.80%	5.56%	6.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.92%	(0.03)%	0.13%	0.06%
After waivers, reimbursements and fees paid indirectly (a)	0.94%	0.02%	0.14%	0.13%
Before waivers, reimbursements and fees paid indirectly (a)	(1.96)%	(3.38)%	(3.98)%	(4.56)%
Portfolio turnover rate (d)	23%	52%	56%	39%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.15	$0.33	$0.34	$0.32

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y (formerly Class Z)	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004(c)	2003(c)
Net asset value, beginning of period	$9.95	$9.28	$7.76	$10.00

Income (loss) from investment operations:
Net investment income	0.06	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26	0.65	1.62	(2.26)

Total from investment operations	0.32	0.68	1.65	(2.24)

Less distributions:
Dividends from net investment income	(0.05)	(0.01)	(0.13)	—

Net asset value, end of period	$10.22	$9.95	$9.28	$7.76

Total return (b)†	3.19%	7.29%	21.57%	(22.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,963	$6,949	$6,776	$5,248
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.18%	1.15%	1.19%	1.13%
Before waivers, reimbursements and fees paid indirectly (a)	4.08%	4.55%	5.31%	5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.17%	0.22%	0.38%	0.31%
After waivers, reimbursements and fees paid indirectly (a)	1.19%	0.27%	0.39%	0.38%
Before waivers, reimbursements and fees paid indirectly (a)	(1.71)%	(3.13)%	(3.73)%	(4.31)%
Portfolio turnover rate (d)	23%	52%	56%	39%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.15	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 10, 2004* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$11.52

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain on investments and foreign currency transactions	0.04

Total from investment operations	0.09

Less distributions:
Dividends from net investment income	(0.07)
Distributions from realized gains	(0.17)

Total dividends and distributions	(0.24)

Net asset value, end of period	$11.37

Total return (b)†	0.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$260
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.57%
Before waivers, reimbursements and fees paid indirectly (a)	4.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.06%
After waivers, reimbursements and fees paid indirectly (a)	1.14%
Before waivers, reimbursements and fees paid indirectly (a)	(1.86)%
Portfolio turnover rate (d)	48%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.13

Class B	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004	2003(c)
Net asset value, beginning of period	$10.80	$9.46	$7.96	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.67	1.33	1.59	(2.02)

Total from investment operations	0.70	1.34	1.59	(2.04)

Less distributions:
Dividends from net investment income	(0.01)	—	(0.09)	—
Distributions from realized gains	(0.17)	—	—	—

Total dividends and distributions	(0.18)	—	(0.09)	—

Net asset value, end of period	$11.32	$10.80	$9.46	$7.96

Total return (b)†	6.34%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$191	$2,787	$2,818	$2,217
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.12%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	5.12%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.51%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a)	0.59%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.41)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate (d)	48%	108%	148%	123%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.16	$0.36	$0.37	$0.35

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class C		2004	2003(c)
Net asset value, beginning of period	$10.81	$9.46	$7.95	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.67	1.34	1.60	(2.03)

Total from investment operations	0.70	1.35	1.60	(2.05)

Less distributions:
Dividends from net investment income	(0.01)	—	(0.09)	—
Distributions from realized gains	(0.17)	—	—	—

Total dividends and distributions	(0.18)	—	(0.09)	—

Net asset value, end of period	$11.33	$10.81	$9.46	$7.95

Total return (b)†	6.43%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$451	$375	$386	$315
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.12%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	5.12%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.51%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a)	0.59%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.41)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate (d)	48%	108%	148%	123%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.17	$0.36	$0.37	$0.36

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)		2004	2003(c)
Net asset value, beginning of period	$10.88	$9.51	$7.99	$10.00

Income (loss) from investment operations:
Net investment income	0.08	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.65	1.34	1.60	(2.05)

Total from investment operations	0.73	1.42	1.67	(2.01)

Less distributions:
Dividends from net investment income	(0.09)	(0.05)	(0.15)	—
Distributions from realized gains	(0.17)	—	—	—

Total dividends and distributions	(0.26)	(0.05)	(0.15)	—

Net asset value, end of period	$11.35	$10.88	$9.51	$7.99

Total return (b)†	6.84%	15.14%	21.11%	(20.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,533	$2,231	$1,990	$1,364
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.37%	1.27%	1.35%	1.35%
Before waivers, reimbursements and fees paid indirectly (a)	4.37%	4.93%	5.80%	6.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.26%	0.63%	0.68%	0.47%
After waivers, reimbursements and fees paid indirectly (a)	1.34%	0.81%	0.78%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)	(1.66)%	(2.85)%	(3.67)%	(4.26)%
Portfolio turnover rate (d)	48%	108%	148%	123%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.17	$0.36	$0.37	$0.35

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)		2004	2003(c)
Net asset value, beginning of period	$10.92	$9.54	$8.02	$10.00

Income from investment operations:
Net investment income	0.09	0.11	0.09	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.67	1.35	1.60	(2.04)

Total from investment operations	0.76	1.46	1.69	(1.98)

Less distributions:
Dividends from net investment income	(0.12)	(0.08)	(0.17)	—
Distributions from realized gains	(0.17)	—	—	—

Total dividends and distributions	(0.29)	(0.08)	(0.17)	—

Net asset value, end of period	$11.39	$10.92	$9.54	$8.02

Total return (b)†	7.00%	15.37%	21.47%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,180	$6,924	$6,306	$5,318
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.12%	1.02%	1.10%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)	4.12%	4.68%	5.55%	5.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.51%	0.88%	0.93%	0.72%
After waivers, reimbursements and fees paid indirectly (a)	1.59%	1.06%	1.03%	0.82%
Before waivers, reimbursements and fees paid indirectly (a)	(1.41)%	(2.60)%	(3.42)%	(4.01)%
Portfolio turnover rate (d)	48%	108%	148%	123%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.17	$0.36	$0.37	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 10, 2004* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$9.44

Income (loss) from investment operations:
Net investment loss	(0.06)
Net realized and unrealized loss on investments	(0.49)

Total from investment operations	(0.55)

Net asset value, end of period	$8.89

Total return (b)†	(6.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$355
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.86%
Before waivers, reimbursements and fees paid indirectly (a)	4.83%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.58)%
After waivers, reimbursements and fees paid indirectly (a)	(1.54)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.51)%
Portfolio turnover rate (d)	37%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.11

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class B		2004(c)	2003(c)
Net asset value, beginning of period	$8.70	$8.36	$6.16	$10.00

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	0.06	0.51	2.33	(3.71)

Total from investment operations	(0.03)	0.34	2.20	(3.84)

Net asset value, end of period	$8.67	$8.70	$8.36	$6.16

Total return (b)†	(0.34)%	4.07%	35.71%	(38.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99	$3,263	$3,299	$2,094
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.41%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	5.38%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.13)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(2.09)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.06)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate (d)	37%	86%	180%	192%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.13	$0.30	$0.32	$0.33

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class C		2004(c)	2003(c)
Net asset value, beginning of period	$8.67	$8.34	$6.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	0.08	0.50	2.32	(3.72)

Total from investment operations	(0.02)	0.33	2.19	(3.85)

Net asset value, end of period	$8.65	$8.67	$8.34	$6.15

Total return (b)†	(0.35)%	4.08%	35.61%	(38.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$310	$352	$376	$485
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.41%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	5.38%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.13)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(2.09)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.06)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate (d)	37%	86%	180%	192%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.13	$0.30	$0.32	$0.33

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)		2004(c)	2003(c)
Net asset value, beginning of period	$8.88	$8.47	$6.20	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.10)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.07	0.51	2.35	(3.71)

Total from investment operations	0.01	0.41	2.27	(3.80)

Net asset value, end of period	$8.89	$8.88	$8.47	$6.20

Total return (b)†	0.00%	4.96%	36.61%	(38.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,354	$2,747	$2,440	$1,409
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.66%	1.45%	1.52%	1.62%
Before waivers, reimbursements and fees paid indirectly (a)	4.63%	5.24%	6.36%	7.22%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.38)%	(1.45)%	(1.29)%	(1.40)%
After waivers, reimbursements and fees paid indirectly (a)	(1.34)%	(1.20)%	(1.11)%	(1.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.31)%	(4.99)%	(5.95)%	(6.92)%
Portfolio turnover rate (d)	37%	86%	180%	192%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.14	$0.31	$0.32	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)		2004(c)	2003(c)
Net asset value, beginning of period	$8.94	$8.51	$6.21	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.08)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	0.07	0.51	2.36	(3.71)

Total from investment operations	0.02	0.43	2.30	(3.79)

Net asset value, end of period	$8.96	$8.94	$8.51	$6.21

Total return (b)†	0.22%	5.05%	37.04%	(37.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,790	$5,884	$5,841	$4,155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.41%	1.20%	1.27%	1.37%
Before waivers, reimbursements and fees paid indirectly (a)	4.38%	4.99%	6.11%	6.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.13)%	(1.20)%	(1.04)%	(1.15)%
After waivers, reimbursements and fees paid indirectly (a)	(1.09)%	(0.95)%	(0.86)%	(1.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.06)%	(4.74)%	(5.70)%	(6.67)%
Portfolio turnover rate (d)	37%	86%	180%	192%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.14	$0.31	$0.32	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 10, 2004* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$11.70

Income (loss) from investment operations:
Net investment loss	(0.03)
Net realized and unrealized loss on investments and foreign currency transactions	(0.29)

Total from investment operations	(0.32)

Net asset value, end of period	$11.38

Total return (b)†	(3.48)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$403
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.87%
Before waivers, reimbursements and fees paid indirectly (a)	4.18%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.70)%
After waivers, reimbursements and fees paid indirectly (a)	(0.67)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.98)%
Portfolio turnover rate (d)	34%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.11

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class B		2004(c)	2003(c)
Net asset value, beginning of period	$10.81	$9.71	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	1.21	2.65	(2.76)

Total from investment operations	0.38	1.10	2.57	(2.85)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Net asset value, end of period	$11.19	$10.81	$9.71	$7.15

Total return (b)†	3.52%	11.33%	35.90%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$196	$3,803	$3,661	$2,451
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.42%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly (a)	4.73%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.25)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(1.22)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.53)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate (d)	34%	68%	78%	112%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.13	$0.29	$0.30	$0.29

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class C		2004(c)	2003(c)
Net asset value, beginning of period	$10.80	$9.70	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	1.21	2.64	(2.76)

Total from investment operations	0.38	1.10	2.56	(2.85)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Net asset value, end of period	$11.18	$10.80	$9.70	$7.15

Total return (b)†	3.42%	11.44%	35.76%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$451	$461	$490	$550
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.42%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly (a)	4.73%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.25)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(1.22)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.53)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate (d)	34%	68%	78%	112%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.13	$0.29	$0.30	$0.29

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)		2004(c)	2003 (c)
Net asset value, beginning of period	$10.98	$9.78	$7.20	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.44	1.23	2.65	(2.77)

Total from investment operations	0.41	1.20	2.63	(2.80)

Less distributions:
Dividends from net investment income	—	—	(0.05)	—

Net asset value, end of period	$11.39	$10.98	$9.78	$7.20

Total return (b)†	3.73%	12.27%	36.84%	(28.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,000	$3,921	$3,770	$2,902
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.67%	1.62%	1.68%	1.57%
Before waivers, reimbursements and fees paid indirectly (a)	3.98%	4.50%	5.43%	5.86%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.50)%	(0.38)%	(0.25)%	(0.48)%
After waivers, reimbursements and fees paid indirectly (a)	(0.47)%	(0.30)%	(0.23)%	(0.35)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.78)%	(3.18)%	(3.98)%	(4.64)%
Portfolio turnover rate (d)	34%	68%	78%	112%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.13	$0.30	$0.30	$0.28

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)		2004(c)	2003(c)
Net asset value, beginning of period	$11.00	$9.79	$7.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.44	1.23	2.65	(2.77)

Total from investment operations	0.43	1.22	2.65	(2.79)

Less distributions:
Dividends from net investment income	—	(0.01)	(0.07)	—

Net asset value, end of period	$11.43	$11.00	$9.79	$7.21

Total return (b)†	3.91%	12.51%	37.13%	(27.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,811	$7,555	$7,017	$5,167
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.42%	1.37%	1.43%	1.32%
Before waivers, reimbursements and fees paid indirectly (a)	3.73%	4.25%	5.18%	5.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.25)%	(0.13)%	0.00%	(0.23)%
After waivers, reimbursements and fees paid indirectly (a)	(0.22)%	(0.05)%	0.02%	(0.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.53)%	(2.93)%	(3.73)%	(4.39)%
Portfolio turnover rate (d)	34%	68%	78%	112%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.13	$0.30	$0.30	$0.30

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 10, 2004* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$12.06

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.15

Total from investment operations	0.16

Less distributions:
Dividends from net investment income	(0.09)
Distributions from realized gains	(0.03)

Total dividends and distributions	(0.12)

Net asset value, end of period	$12.10

Total return (b)†	0.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$641
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.10%
After waivers, reimbursements and fees paid indirectly (a)	1.99%
Before waivers, reimbursements and fees paid indirectly (a)	5.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.04%
After waivers, reimbursements and fees paid indirectly (a)	0.15%
Before waivers, reimbursements and fees paid indirectly (a)	(2.86)%
Portfolio turnover rate (d)	64%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.14

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class B		2004	2003(c)
Net asset value, beginning of period	$11.32	$9.72	$7.86	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.79	1.63	1.92	(2.11)

Total from investment operations	0.77	1.60	1.90	(2.14)

Less distributions:
Dividends from net investment income	(0.02)	—	(0.04)	—
Distributions from realized gains	(0.03)	—	—	—

Total dividends and distributions	(0.05)	—	(0.04)	—

Net asset value, end of period	$12.04	$11.32	$9.72	$7.86

Total return (b)†	6.83%	16.46%	24.23%	(21.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$494	$2,806	$2,423	$1,814
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.65%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	2.54%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly (a)	5.55%	6.47%	7.77%	8.40%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.51)%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	(0.40)%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.41)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate (d)	64%	67%	92%	27%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.17	$0.41	$0.43	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class C		2004	2003(c)
Net asset value, beginning of period	$11.33	$9.72	$7.87	$10.00

Income (loss) from investment operations:
Net investment income loss	(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.78	1.64	1.91	(2.10)

Total from investment operations	0.76	1.61	1.89	(2.13)

Less distributions:
Dividends from net investment income	(0.02)	—	(0.04)	—
Distributions from realized gains	(0.03)	—	—	—

Total dividends and distributions	(0.05)	—	(0.04)	—

Net asset value, end of period	$12.04	$11.33	$9.72	$7.87

Total return (b)†	6.73%	16.56%	24.08%	(21.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$469	$349	$305	$213
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.65%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	2.54%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly (a)	5.55%	6.47%	7.77%	8.40%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.51)%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	(0.40)%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.41)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate (d)	64%	67%	92%	27%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.18	$0.41	$0.43	$0.44

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)		2004	2003(c)
Net asset value, beginning of period	$11.41	$9.77	$7.91	$10.00

Income (loss) from investment operations:
Net investment income	0.02	0.06	0.04	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.79	1.63	1.91	(2.12)

Total from investment operations	0.81	1.69	1.95	(2.09)

Less distributions:
Dividends from net investment income	(0.11)	(0.05)	(0.09)	—
Distributions from realized gains	(0.03)	—	—	—

Total dividends and distributions	(0.14)	(0.05)	(0.09)	—

Net asset value, end of period	$12.08	$11.41	$9.77	$7.91

Total return (b)†	7.15%	17.39%	25.02%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,352	$1,982	$1,562	$1,059
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%	1.90%	1.90%	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.79%	1.63%	1.86%	1.86%
Before waivers, reimbursements and fees paid indirectly (a)	4.80%	5.72%	7.02%	7.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.24%	0.25%	0.49%	0.39%
After waivers, reimbursements and fees paid indirectly (a)	0.35%	0.52%	0.53%	0.43%
Before waivers, reimbursements and fees paid indirectly (a)	(2.66)%	(3.57)%	(4.63)%	(5.37)%
Portfolio turnover rate (d)	64%	67%	92%	27%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.18	$0.41	$0.43	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y (formerly Class Z)	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004	2003(c)
Net asset value, beginning of period	$11.44	$9.80	$7.93	$10.00

Income (loss) from investment operations:
Net investment income	0.04	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.79	1.64	1.91	(2.12)

Total from investment operations	0.83	1.72	1.98	(2.07)

Less distributions:
Dividends from net investment income	(0.14)	(0.08)	(0.11)	—
Distributions from realized gains	(0.03)	—	—	—

Total dividends and distributions	(0.17)	(0.08)	(0.11)	—

Net asset value, end of period	$12.10	$11.44	$9.80	$7.93

Total return (b)†	7.22%	17.73%	25.40%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,593	$7,119	$6,164	$5,055
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.54%	1.38%	1.61%	1.61%
Before waivers, reimbursements and fees paid indirectly (a)	4.55%	5.47%	6.77%	7.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.49%	0.50%	0.74%	0.64%
After waivers, reimbursements and fees paid indirectly (a)	0.60%	0.77%	0.78%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)	(2.41)%	(3.32)%	(4.38)%	(5.12)%
Portfolio turnover rate (d)	64%	67%	92%	27%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.18	$0.42	$0.43	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 10, 2004* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$9.47

Income (loss) from investment operations:
Net investment loss	(0.03)
Net realized and unrealized loss on investments and foreign currency transactions	(0.84)

Total from investment operations	(0.87)

Net asset value, end of period	$8.60

Total return (b)†	(9.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$142
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.15%
After waivers, reimbursements and fees paid indirectly (a)	2.09%
Before waivers, reimbursements and fees paid indirectly (a)	7.32%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.05)%
After waivers, reimbursements and fees paid indirectly (a)	(0.99)%
Before waivers, reimbursements and fees paid indirectly (a)	(6.22)%
Portfolio turnover rate (d)	82%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.18

Class B	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004(c)	2003(c)
Net asset value, beginning of period	$8.67	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)	(0.10)	3.41	(4.12)

Total from investment operations	(0.25)	(0.30)	3.24	(4.26)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Net asset value, end of period	$8.42	$8.67	$8.97	$5.74

Total return (b)†	(2.88)%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110	$1,035	$1,056	$429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.64%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	7.87%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.60)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(1.54)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(6.77)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate (d)	82%	172%	125%	154%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.23	$0.47	$0.51	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004(c)	2003(c)
Net asset value, beginning of period	$8.67	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)	(0.10)	3.41	(4.12)

Total from investment operations	(0.25)	(0.30)	3.24	(4.26)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Net asset value, end of period	$8.42	$8.67	$8.97	$5.74

Total return (b)†	(2.88)%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108	$67	$62	$41
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.64%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	7.87%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.60)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(1.54)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(6.77)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate (d)	82%	172%	125%	154%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.23	$0.47	$0.50	$0.46

Class P (formerly Class A)	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004(c)	2003(c)
Net asset value, beginning of period	$8.84	$9.07	$5.77	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.14)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	(0.09)	3.44	(4.13)

Total from investment operations	(0.23)	(0.23)	3.32	(4.23)

Less distributions:
Dividends from net investment income	—	—	(0.02)	—

Net asset value, end of period	$8.61	$8.84	$9.07	$5.77

Total return (b)†	(2.60)%	(2.54)%	57.67%	(42.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,227	$477	$480	$219
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%	1.95%	1.95%	1.95%
After waivers, reimbursements and fees paid indirectly (a)	1.89%	1.74%	1.92%	1.92%
Before waivers, reimbursements and fees paid indirectly (a)	7.12%	7.34%	9.26%	9.38%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.85)%	(1.73)%	(1.69)%	(1.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.79)%	(1.52)%	(1.66)%	(1.66)%
Before waivers, reimbursements and fees paid indirectly (a)	(6.02)%	(7.12)%	(9.00)%	(9.12)%
Portfolio turnover rate (d)	82%	172%	125%	154%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.23	$0.48	$0.52	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y (formerly Class Z)	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004(c)	2003(c)
Net asset value, beginning of period	$8.87	$9.09	$5.78	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.11)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	(0.11)	3.44	(4.13)

Total from investment operations	(0.21)	(0.22)	3.34	(4.22)

Less distributions:
Dividends from net investment income	—	— #	(0.03)	—

Net asset value, end of period	$8.66	$8.87	$9.09	$5.78

Total return (b)†	(2.37)%	(2.39)%	58.14%	(42.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,254	$5,474	$5,954	$3,494
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.64%	1.49%	1.67%	1.67%
Before waivers, reimbursements and fees paid indirectly (a)	6.87%	7.09%	9.01%	9.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.60)%	(1.48)%	(1.44)%	(1.44)%
After waivers, reimbursements and fees paid indirectly (a)	(0.54)%	(1.27)%	(1.41)%	(1.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.77)%	(6.87)%	(8.75)%	(8.87)%
Portfolio turnover rate (d)	82%	172%	125%	154%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.23	$0.48	$0.51	$0.47

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 10, 2004* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$10.97

Income (loss) from investment operations:
Net investment loss	(0.04)
Net realized and unrealized loss on investments and foreign currency transactions	(0.05)

Total from investment operations	(0.09)

Less distributions:
Distributions from realized gains	(0.61)

Net asset value, end of period	$10.27

Total return (b)†	(1.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$224
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.15%
After waivers, reimbursements and fees paid indirectly (a)	2.12%
Before waivers, reimbursements and fees paid indirectly (a)	6.10%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.08)%
After waivers, reimbursements and fees paid indirectly (a)	(1.05)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.03)%
Portfolio turnover rate (d)	68%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.16

Class B	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004(c)	2003(c)
Net asset value, beginning of period	$10.25	$9.30	$8.02	$10.00

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.50	1.12	1.44	(1.84)

Total from investment operations	0.42	0.95	1.29	(1.98)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—
Distributions from realized gains	(0.61)	—	—	—

Total dividends and distributions	(0.61)	—	(0.01)	—

Net asset value, end of period	$10.06	$10.25	$9.30	$8.02

Total return (b)†	3.79%	10.32%	15.89%	(19.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98	$1,288	$1,126	$932
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.67%	2.63%	2.69%	2.68%
Before waivers, reimbursements and fees paid indirectly (a)	6.65%	7.25%	8.15%	8.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.63)%	(1.71)%	(1.72)%	(1.90)%
After waivers, reimbursements and fees paid indirectly (a)	(1.60)%	(1.64)%	(1.71)%	(1.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.58)%	(6.26)%	(7.17)%	(7.78)%
Portfolio turnover rate (d)	68%	127%	103%	102%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.20	$0.46	$0.47	$0.42

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class C		2004(c)	2003(c)
Net asset value, beginning of period	$10.26	$9.30	$8.03	$10.00

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.50	1.13	1.43	(1.83)

Total from investment operations	0.42	0.96	1.28	(1.97)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—
Distributions from realized gains	(0.61)	—	—	—

Total dividends and distributions	(0.61)	—	(0.01)	—

Net asset value, end of period	$10.07	$10.26	$9.30	$8.03

Total return (b)†	3.89%	10.32%	15.89%	(19.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$130	$98	$165	$157
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.67%	2.63%	2.69%	2.68%
Before waivers, reimbursements and fees paid indirectly (a)	6.65%	7.25%	8.15%	8.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.63)%	(1.71)%	(1.72)%	(1.90)%
After waivers, reimbursements and fees paid indirectly (a)	(1.60)%	(1.64)%	(1.71)%	(1.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.58)%	(6.26)%	(7.17)%	(7.78)%
Portfolio turnover rate (d)	68%	127%	103%	102%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.20	$0.46	$0.47	$0.43

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)		2004(c)	2003(c)
Net asset value, beginning of period	$10.42	$9.38	$8.07	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.50	1.13	1.43	(1.85)

Total from investment operations	0.46	1.04	1.35	(1.93)

Less distributions:
Dividends from net investment income	—	—	(0.04)	—
Distributions from realized gains	(0.61)	—	—	—

Total dividends and distributions	(0.61)	—	(0.04)	—

Net asset value, end of period	$10.27	$10.42	$9.38	$8.07

Total return (b)†	4.23%	11.09%	16.78%	(19.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,876	$848	$801	$561
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%	1.95%	1.95%	1.95%
After waivers, reimbursements and fees paid indirectly (a)	1.92%	1.88%	1.94%	1.93%
Before waivers, reimbursements and fees paid indirectly (a)	5.90%	6.50%	7.40%	7.83%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.88)%	(0.96)%	(0.97)%	(1.15)%
After waivers, reimbursements and fees paid indirectly (a)	(0.85)%	(0.89)%	(0.96)%	(1.13)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.83)%	(5.51)%	(6.42)%	(7.03)%
Portfolio turnover rate (d)	68%	127%	103%	102%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.21	$0.47	$0.47	$0.42

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)		2004(c)	2003(c)
Net asset value, beginning of period	$10.47	$9.41	$8.09	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.07)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.50	1.13	1.44	(1.84)

Total from investment operations	0.47	1.06	1.38	(1.91)

Less distributions:
Dividends from net investment income	—	— #	(0.06)	—
Distributions from realized gains	(0.61)	—	—	—

Total dividends and distributions	(0.61)	— #	(0.06)	—

Net asset value, end of period	$10.33	$10.47	$9.41	$8.09

Total return (b)†	4.40%	11.32%	17.16%	(19.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,115	$6,277	$5,670	$4,884
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.67%	1.63%	1.69%	1.68%
Before waivers, reimbursements and fees paid indirectly (a)	5.65%	6.25%	7.15%	7.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.63)%	(0.71)%	(0.72)%	(0.90)%
After waivers, reimbursements and fees paid indirectly (a)	(0.60)%	(0.64)%	(0.71)%	(0.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.58)%	(5.26)%	(6.17)%	(6.78)%
Portfolio turnover rate (d)	68%	127%	103%	102%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.21	$0.47	$0.47	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 10, 2004* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$10.22

Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain on investments and foreign currency transactions	(— )#

Total from investment operations	0.10

Less distributions:
Dividends from net investment income	(0.16)
Distributions from realized gains	(0.14)

Total dividends and distributions	(0.30)

Net asset value, end of period	$10.02

Total return (b)†	0.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$439
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%
Before waivers and reimbursements (a)	2.64%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.64%
Before waivers and reimbursements (a)	1.25%
Portfolio turnover rate (d)	443%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.05

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001*to October 31, 2002(c)
Class B		2004(c)	2003(c)
Net asset value, beginning of period	$10.21	$10.23	$10.20	$10.00

Income (loss) from investment operations:
Net investment income	0.11	0.17	0.19	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)	0.24	0.32	0.18

Total from investment operations	0.05	0.41	0.51	0.44

Less distributions:
Dividends from net investment income	(0.13)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.27)	(0.43)	(0.48)	(0.24)

Net asset value, end of period	$9.99	$10.21	$10.23	$10.20

Total return (b)†	0.58%	4.02%	5.14%	4.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$341	$7,380	$9,647	$8,989
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	3.19%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.09%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	0.70%	0.29%	0.64%	1.41%
Portfolio turnover rate (d)	443%	564%	566%	422%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.07	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class C		2004(c)	2003(c)
Net asset value, beginning of period	$10.20	$10.22	$10.19	$10.00

Income (loss) from investment operations:
Net investment income	0.10	0.17	0.19	0.25
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	0.24	0.32	0.18

Total from investment operations	0.06	0.41	0.51	0.43

Less distributions:
Dividends from net investment income	(0.13)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.27)	(0.43)	(0.48)	(0.24)

Net asset value, end of period	$9.99	$10.20	$10.22	$10.19

Total return (b)†	0.58%	4.12%	5.14%	4.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$932	$1,000	$1,538	$1,960
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	3.19%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.09%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	0.70%	0.29%	0.64%	1.41%
Portfolio turnover rate (d)	443%	564%	566%	422%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.07	$0.14	$0.12	$0.13

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)		2004(c)	2003(c)
Net asset value, beginning of period	$10.23	$10.25	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.14	0.25	0.27	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.08)	0.24	0.32	0.19

Total from investment operations	0.06	0.49	0.59	0.50

Less distributions:
Dividends from net investment income	(0.14)	(0.32)	(0.35)	(0.28)
Distributions from realized gains	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.28)	(0.51)	(0.56)	(0.28)

Net asset value, end of period	$10.01	$10.23	$10.25	$10.22

Total return (b)†	0.76%	4.91%	5.93%	5.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,888	$4,287	$4,514	$4,837
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)	2.44%	2.44%	2.25%	2.58%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.84%	2.43%	2.59%	3.69%
Before waivers and reimbursements (a)	1.45%	1.04%	1.39%	2.16%
Portfolio turnover rate (d)	443%	564%	566%	422%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.07	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)		2004(c)	2003(c)
Net asset value, beginning of period	$10.23	$10.25	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.15	0.27	0.29	0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	0.24	0.33	0.19

Total from investment operations	0.11	0.51	0.62	0.52

Less distributions:
Dividends from net investment income	(0.18)	(0.34)	(0.38)	(0.30)
Distributions from realized gains	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.32)	(0.53)	(0.59)	(0.30)

Net asset value, end of period	$10.02	$10.23	$10.25	$10.22

Total return (b)†	1.09%	5.17%	6.19%	5.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,763	$26,206	$26,589	$28,552
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%	0.80%	0.80%	0.80%
Before waivers and reimbursements (a)	2.19%	2.19%	2.00%	2.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.09%	2.68%	2.84%	3.94%
Before waivers and reimbursements (a)	1.70%	1.29%	1.64%	2.41%
Portfolio turnover rate (d)	443%	564%	566%	422%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.07	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND II

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 10, 2004* to April 30, 2005(c) (Unaudited)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Less distributions:
Dividends from net investment income	(0.01)

Net asset value, end of period	$1.00

Total return (b)†	0.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%
Before waivers and reimbursements (a)	2.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.71%
Before waivers and reimbursements (a)	(0.32)%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.01

Class B	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004	2003(c)
Net asset value, beginning of period
Income from investment operations:	$1.00	$1.00	$1.00	$1.00

Net investment income
Less distributions:	0.01	— #	— #	— #

Distributions from net investment income	(0.01)	— #	— #	— #

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return (b)†	0.74%	0.24%	0.24%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162	$652	$660	$531
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.92%	1.70%	1.70%	1.50%
Before waivers and reimbursements (a)	2.95%	4.05%	4.00%	4.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.49%	0.25%	0.25%	0.25%
Before waivers and reimbursements (a)	(0.54)%	(2.10)%	(2.05)%	(2.82)%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.03

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND II

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class C		2004	2003(c)
Net asset value, beginning of period
Income from investment operations:	$1.00	$1.00	$1.00	$1.00

Net investment income	0.01	— #	— #	— #

Less distributions:
Dividends from net investment income	(0.01)	— #	— #	— #

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return (b)†	0.74%	0.24%	0.24%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$107	$86	$90	$499
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.89%	1.70%	1.70%	1.50%
Before waivers and reimbursements (a)	2.92%	4.05%	4.00%	4.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.52%	0.25%	0.25%	0.25%
Before waivers and reimbursements (a)	(0.51)%	(2.10)%	(2.05)%	(2.82)%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.03

Class P (formerly Class A)	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
		2004	2003(c)
Net asset value, beginning of period
Income from investment operations:	$1.00	$1.00	$1.00	$1.00

Net investment income	0.01	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return (b)†	0.73%	0.99%	1.00%	0.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$431	$65	$207	$385
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.95%	0.95%	0.95%	0.75%
Before waivers and reimbursements (a)	2.98%	3.30%	3.25%	3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.46%	1.00%	1.00%	1.00%
Before waivers and reimbursements (a)	(0.57)%	(1.35)%	(1.30)%	(2.07)%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.03

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND II

FINANCIAL HIGHLIGHTS — (Concluded)

	Six Months Ended April 30, 2005(c) (Unaudited)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)		2004	2003(c)
Net asset value, beginning of period
Income from investment operations:	$1.00	$1.00	$1.00	$1.00

Net investment income	0.01	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return (b)†	0.85%	1.24%	1.25%	1.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,851	$9,908	$9,927	$9,860
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%	0.70%	0.70%	0.50%
Before waivers and reimbursements (a)	2.73%	3.05%	3.00%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.71%	1.25%	1.25%	1.25%
Before waivers and reimbursements (a)	(0.32)%	(1.10)%	(1.05)%	(1.82)%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.03

*	Commencement of operations.
#	Per share amount is less than $0.005.
†	The total returns for Class A, Class B, Class C and Class P do not include sales charges.
(a)	Ratios for periods of less than one year are annualized.
(b)	Total return for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on daily average shares outstanding.
(d)	Portfolio turnover rate for periods less than one year are not annualized.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

AXA Enterprise Multimanager Funds Trust (the “Trust”) (formerly AXA Premier Funds Trust) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight diversified Funds and five non-diversified Funds (each a “Fund”). The non-diversified Funds are: AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Aggressive Allocation Fund (together, the “Allocation Funds”), AXA Enterprise Multimanager Technology Fund (formerly AXA Premier Technology Fund) and AXA Enterprise Multimanager Health Care Fund (formerly AXA Premier Health Care Fund). The investment manager to each Fund is AXA Equitable Life Insurance Company (“Equitable” or the “Manager”). The day-to-day portfolio management of each Fund, other than the Allocation Funds, is provided by one or more investment sub-advisers (each an “Adviser”). On January 10, 2005, Equitable contributed $10,000 in seed capital to each of the Allocation Funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The Allocation Funds are types of mutual funds often described as “fund of funds.” Each Allocation Fund pursues its investment objective by investing exclusively in other mutual funds managed by Equitable.

All of the Funds (except AXA Enterprise Money Market Fund II (formerly AXA Premier Money Market Fund) and the Allocation Funds) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had five classes of shares outstanding: Class A (new class during this period), Class B, Class C, Class P (formerly Class A), and Class Y (formerly Class Z) with the exception of the three Allocation Funds, which had four classes of shares outstanding: Class A, Class B, Class C, and Class Y. Each Fund is authorized to issue an unlimited number of shares with a par value of $0.001. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution and service fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Conservative Allocation Fund — Seeks a high level of current income.

AXA Enterprise Moderate Allocation Fund — Seeks long-term capital appreciation and current income.

AXA Enterprise Aggressive Allocation Fund — Seeks long-term capital appreciation.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

AXA Enterprise Multimanager Growth Fund (formerly AXA Premier Large Cap Growth Fund) (advised by Alliance Capital Management L.P. (“Alliance”) (an affiliate of Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Core Equity Fund (formerly AXA Premier Large Cap Core Equity Fund) (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) —Seeks long-term growth of capital.

AXA Enterprise Multimanager Value Fund (formerly AXA Premier Large Cap Value Fund) (advised by Alliance, Institutional Capital Corporation and MFS Investment Management) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Growth Fund (formerly AXA Premier Small/Mid Cap Growth Fund) (advised by Alliance, Franklin Advisers, Inc. and Provident Investment Counsel, Inc.) —Seeks long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Value Fund (formerly AXA Premier Small/Mid Cap Value Fund) (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), TCW and Wellington Management Company, LLP (“Wellington”)) —Seeks long-term growth of capital.

AXA Enterprise Multimanager International Equity Fund (formerly AXA Premier International Equity Fund) (advised by Alliance (Bernstein Unit), J.P. Morgan Investment Management Inc. (replacing Bank of Ireland Asset Management (U.S.) Limited effective December 17, 2004) and Marsico Capital Management, LLC) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Core Bond Fund (formerly AXA Premier Core Bond Fund) (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) — Seeks a balance of high current income and capital appreciation, consistent with a prudent level of risk.

AXA Enterprise Money Market Fund II (advised by Alliance) — Seeks a high level of current income that is consistent with maintaining liquidity and preserving capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Enterprise Money Market Fund II values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the Allocation Funds are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the years ended October 31, 2004 and October 31, 2003, were as follows:

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

	Year Ended October 31, 2004				Year Ended October 31, 2003
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Multimanager Growth Fund	$5,950	$—	$—	$—	$52,046	$—	$—	$—
AXA Enterprise Multimanager Core Equity Fund	4,727	—	—	—	119,113	—	3,188	—
AXA Enterprise Multimanager Value Fund	64,242	—	71,517	188,533	163,715	—	54,208	—
AXA Enterprise Multimanager Mid Cap Growth Fund	—	—	—	—	—	—	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	9,982	—	—	—	69,966	—	—	—
AXA Enterprise Multimanager International Equity Fund	58,895	—	116,932	34,861	96,275	—	56,440	—
AXA Enterprise Multimanager Technology Fund	2,033	—	—	—	20,907	—	—	—
AXA Enterprise Multimanager Health Care Fund	—	2,773	—	488,626	37,973	—	—	—
AXA Enterprise Multimanager Core Bond Fund	2,028,761	—	410,472	182,173	2,312,214	133,997	994,550	—
AXA Enterprise Money Market Fund II	127,867	—	46,950	—	128,829	—	56,725	—

Fees Paid Indirectly:

For all Funds, the Trustees have approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended April 30, 2005, several Funds reduced expenses under these arrangements as follows:

Fund	Amount
AXA Enterprise Multimanager Growth Fund	$1,172
AXA Enterprise Multimanager Core Equity Fund	1,024
AXA Enterprise Multimanager Value Fund	5,184
AXA Enterprise Multimanager Mid Cap Growth Fund	2,827
AXA Enterprise Multimanager Mid Cap Value Fund	2,599
AXA Enterprise Multimanager International Equity Fund	6,957
AXA Enterprise Multimanager Technology Fund	2,317
AXA Enterprise Multimanager Health Care Fund	1,203

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. For the six months ended April 30, 2005, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swap agreements are stated at fair value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at April 30, 2005.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at April 30, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

Certain Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with Equitable. The Management Agreement for the Funds (other than the Allocation Funds) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the Advisers for each Fund; (iii) monitor each Adviser’s investment programs and results; (iv) review brokerage matters; (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the Allocation Funds obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Allocation Funds; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For its services under the Management Agreements, the Manager is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

Fund	Management Fee
AXA Enterprise Conservative Allocation Fund	0.20% of average daily net assets
AXA Enterprise Moderate Allocation Fund	0.20% of average daily net assets
AXA Enterprise Aggressive Allocation Fund	0.20% of average daily net assets
AXA Enterprise Multimanager Growth Fund	1.00% of average daily net assets
AXA Enterprise Multimanager Core Equity Fund	1.00% of average daily net assets
AXA Enterprise Multimanager Value Fund	1.00% of average daily net assets
AXA Enterprise Multimanager Mid Cap Growth Fund	1.20% of average daily net assets
AXA Enterprise Multimanager Mid Cap Value Fund	1.20% of average daily net assets
AXA Enterprise Multimanager International Equity Fund	1.15% of average daily net assets
AXA Enterprise Multimanager Technology Fund	1.30% of average daily net assets
AXA Enterprise Multimanager Health Care Fund	1.30% of average daily net assets
AXA Enterprise Multimanager Core Bond Fund	0.70% of average daily net assets
AXA Enterprise Money Market Fund II	0.50% of average daily net assets

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

Note 3 Administrative Fees

Pursuant to an administrative agreement, Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per Fund and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

The Trust has entered into distribution agreements with Enterprise Fund Distributors, Inc., AXA Advisors, LLC and AXA Distributors, LLC (collectively, the “Distributors”, each an indirect wholly-owned subsidiary of Equitable) pursuant to which the Distributors serve as the principal underwriters for each Fund’s shares. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, Class C and Class P shares of the Trust. The Trust's Class A, Class B, Class C and Class P shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, effective December 10, 2004, the Trust's Class A shares pay an annual distribution fee of 0.20% of its average daily net assets. Prior to December 10, 2004, the Trust’s Class A shares did not pay an annual distribution fee. In addition to this service fee, Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Y shares and the Funds pay no service or distribution fees with respect to those shares. The AXA Enterprise Money Market Fund II pays no distribution or service fees, with the exception of its Class P shares.

For the six months ended April 30, 2005, the portions of the Trust’s sales charges paid to MONY Securities Corporation, AXA Advisors and The Advest Group, Inc., each a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and ECM, were $53,913, $52,075 and $223, respectively.

The Distributors received sales charges on each Fund’s Class A and Class P shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributors have advised the Funds that for the six months ended April 30, 2005, the proceeds retained from sales and redemptions are as follows:

	Class A	Class B	Class C	Class P
	Sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Sales charge
AXA Enterprise Conservative Allocation Fund	$352	$—	$—	$—
AXA Enterprise Moderate Allocation Fund	1,708	—	—	—
AXA Enterprise Aggressive Allocation Fund	1,146	—	—	—
AXA Enterprise Multimanager Growth Fund	849	—	—	—
AXA Enterprise Multimanager Core Equity Fund	433	—	10	—
AXA Enterprise Multimanager Value Fund	361	—	—	—
AXA Enterprise Multimanager Mid Cap Growth Fund	1,455	—	2	—
AXA Enterprise Multimanager Mid Cap Value Fund	1,572	—	5	—
AXA Enterprise Multimanager International Equity Fund	1,748	3	9	—
AXA Enterprise Multimanager Technology Fund	131	—	—	—

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

	Class A	Class B	Class C	Class P
	Sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Sales charge
AXA Enterprise Multimanager Health Care Fund	$545	$—	$—	$—
AXA Enterprise Multimanager Core Bond Fund	827	—	8	—
AXA Enterprise Money Market Fund II	—	730	—	—

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust’s Distributors and do not represent expenses of the Funds.

Note 6 Expense Limitation

Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2006 (“Expense Limitation Agreement”). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund's expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. Effective December 10, 2004, the expenses for each Fund are limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Conservative Allocation Fund*	0.90%	1.45%	1.45%	N/A	0.45%
AXA Enterprise Moderate Allocation Fund*	0.90%	1.45%	1.45%	N/A	0.45%
AXA Enterprise Aggressive Allocation Fund*	0.90%	1.45%	1.45%	N/A	0.45%
AXA Enterprise Multimanager Growth Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Core Equity Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Value Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Mid Cap Growth Fund	1.90%	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager Mid Cap Value Fund	1.90%	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager International Equity Fund	2.10%	2.65%	2.65%	1.90%	1.65%
AXA Enterprise Multimanager Technology Fund	2.15%	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Health Care Fund	2.15%	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Core Bond Fund	1.25%	1.80%	1.80%	1.05%	0.80%
AXA Enterprise Money Market Fund II	0.70%	0.70%	0.70%	0.95%	0.70%

*	Effective January 10, 2005.

Prior to December 10, 2004, the expenses for each Fund was limited to the following based on annual average daily net assets:

	Class B	Class C	Class P	Class Y
AXA Enterprise Multimanager Growth Fund	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Core Equity Fund	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Value Fund	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Mid Cap Growth Fund	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager Mid Cap Value Fund	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager International Equity Fund	2.65%	2.65%	1.90%	1.65%
AXA Enterprise Multimanager Technology Fund	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Health Care Fund	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Core Bond Fund	1.80%	1.80%	1.05%	0.80%
AXA Enterprise Money Market Fund II	1.70%	1.70%	0.95%	0.70%

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

During the six months ended April 30, 2005, the Manager received no reimbursement. At April 30, 2005, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

		Amount Eligible through			Total Eligible for Reimbursement
	2005	2006	2007	2008
AXA Enterprise Conservative Allocation Fund	$—	$—	$—	$51,469	$51,469
AXA Enterprise Moderate Allocation Fund	—	—	—	51,436	51,436
AXA Enterprise Aggressive Allocation Fund	—	—	—	51,467	51,467
AXA Enterprise Multimanager Growth Fund	240,475	413,174	421,363	179,245	1,254,257
AXA Enterprise Multimanager Core Equity Fund	232,524	426,354	427,268	181,623	1,267,769
AXA Enterprise Multimanager Value Fund	249,286	439,998	432,760	184,575	1,306,619
AXA Enterprise Multimanager Mid Cap Growth Fund	268,862	434,640	439,056	184,598	1,327,156
AXA Enterprise Multimanager Mid Cap Value Fund	256,433	440,803	446,682	186,117	1,330,035
AXA Enterprise Multimanager International Equity Fund	287,447	455,134	451,583	189,365	1,383,529
AXA Enterprise Multimanager Technology Fund	232,524	403,215	389,773	183,877	1,209,389
AXA Enterprise Multimanager Health Care Fund	225,096	381,414	388,889	167,264	1,162,663
AXA Enterprise Multimanager Core Bond Fund	294,297	553,204	557,767	257,288	1,662,556
AXA Enterprise Money Market Fund II	159,137	255,915	257,697	107,864	780,613

The Allocation Funds invest exclusively in shares of other mutual funds (the “Underlying Funds”) managed by Equitable or Enterprise Capital Management, Inc. (an affiliate of Equitable). Therefore, each Allocation Fund, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Funds and the investment return of each Allocation Fund is reduced by each Underlying Fund’s expenses. The range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with each Allocation Fund’s investments in Underlying Funds is:

Fund:	Range of Expenses
AXA Enterprise Conservative Allocation Fund	0.80% to 1.30%
AXA Enterprise Moderate Allocation Fund	0.90% to 1.40%
AXA Enterprise Aggressive Allocation Fund	1.00% to 1.50%

Thus, after taking into consideration the Expense Limitation Agreement described above, the net expense ratios of each Allocation Fund, including the Allocation Funds direct and indirect expenses, is expected to range from:

Fund:	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	1.55% to 2.05%	2.10% to 2.60%	2.10% to 2.60%	1.10% to 1.60%
AXA Enterprise Moderate Allocation Fund	1.65% to 2.15%	2.20% to 2.70%	2.20% to 2.70%	1.20% to 1.70%
AXA Enterprise Aggressive Allocation Fund	1.75% to 2.25%	2.30% to 2.80%	2.30% to 2.80%	1.30% to 1.80%

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Absent the Expense Limitation Agreement, the total expense ratios of the Allocation Funds would be expected to range from:

Fund:	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	2.01% to 2.51%	2.56% to 3.06%	2.56% to 3.06%	1.56% to 2.06%
AXA Enterprise Moderate Allocation Fund	2.11% to 2.61%	2.66% to 3.16%	2.66% to 3.16%	1.66% to 2.16%
AXA Enterprise Aggressive Allocation Fund	2.21% to 2.71%	2.76% to 3.26%	2.76% to 3.26%	1.76% to 2.26%

This information is based on a weighted-average range of the expense ratios since the average assets of each Allocation Fund invested in Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an Allocation Fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

Note 7 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At April 30, 2005, the total amount owed to the Trustees participating in the Plan was $235,412.

Note 8 Percentage of Ownership

At April 30, 2005, Equitable held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
AXA Enterprise Conservative Allocation Fund	27.0%
AXA Enterprise Moderate Allocation Fund	2.9
AXA Enterprise Aggressive Allocation Fund	6.6
AXA Enterprise Multimanager Growth Fund	51.9
AXA Enterprise Multimanager Core Equity Fund	51.3
AXA Enterprise Multimanager Value Fund	54.5
AXA Enterprise Multimanager Mid Cap Growth Fund	45.5
AXA Enterprise Multimanager Mid Cap Value Fund	44.0
AXA Enterprise Multimanager International Equity Fund	54.2
AXA Enterprise Multimanager Technology Fund	75.2
AXA Enterprise Multimanager Health Care Fund	73.4
AXA Enterprise Multimanager Core Bond Fund	67.5
AXA Enterprise Money Market Fund II	93.4

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

The following table represents the percentage of ownership that each AXA Enterprise Allocation Fund has in the Underlying Portfolios’ net assets as of April 30, 2005.

Fund:	AXA Enterprise Conservative Allocation		AXA Enterprise Moderate Allocation		AXA Enterprise Aggressive Allocation
AXA Enterprise Multimanager Core Bond Fund	0.13%		0.57%		0.07%
AXA Enterprise Multimanager International Equity Fund	—		—		0.58
AXA Enterprise Multimanager Mid Cap Growth Fund	0.01		0.23		0.22
AXA Enterprise Multimanager Mid Cap Value Fund	0.03		0.84		0.33
AXA Enterprise Multimanager Value Fund	—		0.17		0.16
Enterprise Capital Appreciation Fund	—	#	0.04		0.03
Enterprise Deep Value Fund	—		0.10		0.09
Enterprise Equity Fund	—	#	0.07		0.05
Enterprise Equity Income Fund	—		0.01		0.01
Enterprise Government Securities Fund	0.02		0.08		0.01
Enterprise Growth Fund	—	#	—	#	—	#
Enterprise High-Yield Bond Fund	0.01		0.05		—
Enterprise Short Duration Bond Fund	0.03		0.14		0.02
Enterprise Small Company Growth Fund	—	#	0.03		0.03
Enterprise Small Company Value Fund	—	#	0.01		—	#

#	Percentage of ownership is less than 0.005%.

Note 9 Approvals of Investment Advisory Arrangements during the Semi-Annual Period Ended April 30, 2005

Approval of Investment Management Agreement for the Allocation Funds

The Board of Trustees, including the Independent Trustees, approved an investment management agreement (“Management Agreement”) with respect to the AXA Enterprise Conservative Allocation Fund, the AXA Enterprise Moderate Allocation Fund and the AXA Enterprise Aggressive Allocation Fund at a meeting held on December 9, 2004 and with respect to the AXA Enterprise Moderate-Plus Allocation Fund (together with the funds listed above, the “Allocation Funds” and individually, an “Allocation Fund”) at a meeting held on March 3, 2005.

In approving the Management Agreement, the Board considered factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the funds by AXA Equitable and its affiliates; (2) AXA Equitable’s research and investment process, personnel and operations; (3) AXA Equitable’s financial condition; (4) the level of each fund’s management fee; (5) the anticipated effect of growth and size on each fund’s performance and expenses, where applicable; (6) AXA Equitable’s estimated profitability under the Management Agreement; (7) the performance of comparable funds managed by AXA Equitable as compared to a selected peer group and an appropriate benchmark; (8) “fall-out” benefits to AXA Equitable and its affiliates (i.e., ancillary benefits to be realized by AXA Equitable or its affiliates from AXA Equitable’s relationship with the Trust); and (9) possible conflicts of interest. In considering the Management Agreement, the Board did not identify any single factor or information as all-important or controlling.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis for each fund of how performance of the comparable funds and fees for each Allocation Fund compare to its selected peer group and appropriate benchmarks, as applicable. The Independent Trustees were assisted by independent counsel during their deliberations.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

The Board, in examining the nature and quality of the services to be provided by AXA Equitable to the Allocation Funds, recognized AXA Equitable’s experience in serving as an investment manager and noted that AXA Equitable currently provides investment management services to numerous investment companies over a wide range of investment strategies and objectives, including funds comparable to the Allocation Funds. The Board noted the responsibilities that AXA Equitable has as investment manager to the Allocation Funds, including the provision of investment advice to the funds, oversight of compliance with fund policies and objectives, oversight of general fund compliance with applicable law, and the implementation of Board directives as they relate to the funds. The Board also reviewed information regarding AXA Equitable’s investment process and the qualifications and experience of each of AXA Equitable’s portfolio managers who would provide services to the Allocation Funds. In considering AXA Equitable’s financial condition, the Board reviewed the company’s financial statements and additional information regarding its other businesses and those of its affiliated companies.

The Board considered the fees payable under the Management Agreement. In this connection, the Board evaluated AXA Equitable’s anticipated costs and profitability in serving as investment manager to the funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the funds. The Board also examined the fees to be paid by each fund in light of fees paid to AXA Equitable by comparable funds it manages and to other investment managers by comparable funds they manage and the method of computing each fund’s fee. In comparing each Allocation Fund’s management fee schedule to the management fees charged by AXA Equitable to similar funds they manage and similar funds managed by other investment advisers, the Board considered the differences in the level of services provided and the differences in responsibility of AXA Equitable to each Allocation Fund and to such other funds. In this connection, the Board considered that the management fee for each Allocation Fund is below the average management fee and the expense ratio for each Allocation Fund is below the average expense ratio of its selected peer group.

In evaluating the proposed management fees and the anticipated total expense ratios for the Allocation Funds, the Board further considered that each fund is newly organized. In this connection, the Board noted that AXA Equitable had committed to expense limitations for each fund during their first year of operations and that such arrangements were subject to renewal by the Board and AXA Equitable on an annual basis thereafter. The Board also noted that, while each Allocation Fund’s management fee structure does not provide for a reduction of payments as assets increase, the funds are expected to have a relatively small asset base during the start up phase of their operations.

The Board also considered the performance of comparable funds managed by AXA Equitable. In evaluating such information, the Board considered whether AXA Equitable’s management of the funds adhered to the stated objectives and strategies of the funds as well as expected diversification and volatility targets.

The Board also considered that the Allocation Funds invest in underlying funds managed by AXA Equitable and that the Allocation Funds will bear the fees of such funds, which include management and administration fees paid to AXA Equitable, and in certain instances, advisory fees paid by AXA Equitable to its affiliates.

The Board also noted that AXA Equitable serves as the administrator for the Allocation Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust. The Board also recognized that AXA Equitable’s affiliate, Enterprise Fund Distributors, Inc., serves as underwriter to the funds, and as such, receives Rule 12b-1 payments from the funds. The Board noted, however, that such payments are used to provide valuable shareholder services and to finance activities that are intended to result in the sale of Trust shares, which potentially could lead to growth in Trust assets and the corresponding benefits of that growth, including economies of scale and greater portfolio diversification. Further, the Board recognized that Sanford C. Bernstein & Co., LLC (“Bernstein”) and The Advest Group, Inc. (“Advest”), each of which is a registered broker-dealer, are affiliates of AXA Equitable and from time to time may receive brokerage commissions from the

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

underlying funds in which the Allocation Funds invest in connection with the purchase and sale of fund securities. The Board noted, however, that transactions with Bernstein and Advest must meet the requirements for best execution.

Based on these considerations, the Board concluded that: (1) the Allocation Funds were likely to benefit from the nature and quality of AXA Equitable’s services based on its investment process, experience, personnel and operations; (2) AXA Equitable has the resources to provide the services and to carry out its responsibilities under the Management Agreement; (3) AXA Equitable’s compensation with respect to each Allocation Fund is fair and reasonable; (4) the performance for the comparable funds managed by AXA Equitable was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; (5) the ancillary benefits to be realized by AXA Equitable or its affiliates from AXA Equitable’s relationship with the Allocation Funds were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Management Agreement for each Allocation Fund.

Approval of Investment Subadvisory Agreement for the AXA Enterprise Multimanager International Equity Fund

The Board of Trustees, including the Independent Trustees, approved a new sub-advisory agreement (“Subadvisory Agreement”) with J.P. Morgan Investment Management, Inc. (“J.P. Morgan” or the “Subadviser”) with respect to an allocated portion of the AXA Enterprise Multimanager International Equity Fund (“International Equity Fund”) at a meeting held on December 9, 2004.

In approving the Subadvisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the fund by the Subadviser and its affiliates; (2) the Subadviser’s personnel and operations; (3) the Subadviser’s financial condition; (4) the investment style, strategies and techniques that the Subadviser would employ in managing the fund; (5) the performance of comparable accounts managed by the Subadviser as compared to a selected peer group and an appropriate benchmark; (6) the level of the Subadviser’s fee; (7) “fall-out” benefits to the Subadviser and its affiliates (i.e., ancillary benefits to be realized by the Subadviser or its affiliates from the Subadviser’s relationship with the fund); and (8) possible conflicts of interest. In considering the Subadvisory Agreement, the Board did not identify any single factor or information as all-important or controlling.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment subadvisory agreements, including an analysis of how performance of the comparable accounts compare to a selected peer group and appropriate benchmarks, as applicable. The Independent Trustees were assisted by independent counsel during their deliberations.

The Board, in examining the nature and quality of the services to be provided by the Subadviser to the fund, recognized the Subadviser’s experience in serving as an investment adviser with respect to comparable funds. The Board noted the responsibilities that the Subadviser would have as an investment adviser to the fund, including the provision of investment advice to the fund, compliance with fund policies and objectives, compliance with applicable law, and the implementation of Board directives as they relate to the fund. The Board also reviewed the qualifications and experience of each of the Subadviser’s portfolio managers who would provide services to the fund. In considering the Subadviser’s financial condition, the Board reviewed the company’s financial statements and additional information regarding its other businesses and those of its affiliated companies.

In evaluating the Subadviser’s investment style, strategies and techniques, the Board considered the extent to which the Subadviser adheres to such strategies and techniques and the extent to which they are expected to complement those of the other investment advisers to the fund. In this connection, the Board also considered the performance of comparable accounts managed by the Subadviser as compared to a selected peer group and an appropriate benchmark.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

April 30, 2005 (Unaudited)

The Board considered the fees payable under the Subadvisory Agreement. In this connection, the Board evaluated the Subadviser’s anticipated costs and profitability in serving as investment subadviser to the fund, including the costs associated with the systems and equipment necessary to manage the funds and compensation payable to its portfolio managers. The Board also considered that the fees under the Subadvisory Agreement were to be paid by AXA Equitable out of the management fee that it receives under its investment management agreement with respect to the fund. In this regard, the Board relied on AXA Equitable’s ability to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length.

The Board also noted that the Subadviser serves as the investment adviser to four other funds managed by AXA Equitable, receiving compensation for acting in that capacity. The Board also recognized that J.P. Morgan’s affiliate, J. P. Morgan Investors Services Co., provides the Trust with sub-administration services, including monitoring of fund compliance and fund accounting services pursuant to a sub-administration arrangement with AXA Equitable. Further, the Board recognized that another J.P. Morgan affiliate, JPMorgan Chase Bank (“Chase”), serves as custodian of the Trust’s portfolio securities and other assets pursuant to a custody agreement with the Trust. The Board noted that these services are necessary and appropriate services for registered investment companies and that the fees for such services were fair and reasonable. The Board further recognized that J.P. Morgan’s affiliated broker-dealers from time to time may receive brokerage commissions from the fund in connection with the purchase and sale of fund securities. The Board noted, however, that transactions with such broker-dealers must meet the Trust’s requirements for best execution.

Based on these considerations, the Board concluded that: (1) the International Equity Fund was likely to benefit from the nature and quality of the Subadviser’s services based on its experience, personnel and operations; (2) the Subadviser has the resources to provide the services and to carry out its responsibilities under the Subadvisory Agreement; (3) the Subadviser’s investment style, strategies and techniques are appropriate for the fund and are expected to complement those of the other investment subadvisers to the fund; (4) the performance of comparable accounts managed by the Subadviser was reasonable in relation to the selected peer group and benchmark; (5) the Subadviser’s compensation with respect to the fund is fair and reasonable; and (6) the ancillary benefits to be realized by the Subadviser or its affiliates from the Subadviser’s relationship with the fund are reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Subadvisory Agreement for the International Equity Fund.

Note 10 Subsequent Event

At a meeting of shareholders held on May 24, 2005, shareholders of the Enterprise Total Return Fund approved a merger of the Enterprise Total Return Fund into the AXA Enterprise Multimanager Core Bond Fund. This merger took place as of the close of business on June 3, 2005.

At a meeting of shareholders held on May 24, 2005, shareholders of the Enterprise Managed Fund approved a merger of the Enterprise Managed Fund into the AXA Enterprise Moderate-Plus Allocation Fund, a newly created portfolio of the Trust. This merger took place as of the close of business on June 3, 2005.

Effective May 1, 2005, Enterprise Fund Distributors, Inc. became the sole distributor of shares of the Trust.

Effective May 1, 2005, Equitable and the Trust entered into an amendment to the existing Expense Limitation Agreement whereby Equitable has agreed to make payments or waive its fees to further limit the expenses of each of the Allocation Funds through April 30, 2006 to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	0.75%	1.30%	1.30%	0.30%
AXA Enterprise Moderate Allocation Fund	0.75%	1.30%	1.30%	0.30%
AXA Enterprise Aggressive Allocation Fund	0.75%	1.30%	1.30%	0.30%

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (45)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of Enterprise Capital Management, Inc., co - chairman of Enterprise Fund Distributors, Inc., and a director of MONY Capital Management, Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisors, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (CaymanIslands) and MONY Consultoria de Ceorrelagem de Seguros Ltd. (Brazil)	127	None

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustes

Gerald C. Crotty c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (53)	Trustee	From November 2001 to present	Co-founder and director of Weichert Enterprise, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	30	From 2002 to present, Director of Access IT Integrated Technologies, Inc.

Barry Hamerling c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (58)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; since 2003, managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	30	None

Cynthia R. Plouché c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (47)	Trustee	From November 2001 to present	Since April 2003, Managing Director of Blaylock Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group, a manager of fixed income portfolios for institutional clients.	30	None

Rayman Louis Solomon c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (57)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	30	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Steven M. Joenk 1290 Avenue of the Americas, New York, New York (45)	President and Chief Executive Officer	Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of Enterprise Capital Management, Inc., co-chairman of Enterprise Fund Distributors, Inc., and a director of MONY Capital Management, Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisors, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Ceorrelagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (49)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York (42)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial; Since July 2004, director of Enterprise Capital Management, Inc.; From December 1999 to December 2002, controller of the Trust; from October 1999 to February 2001, Assistant Vice President of AXA Financial.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York (46)	Vice President	From November 2001 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (43)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 1999 to present, Vice President of AXA Equitable; from July 2004 to present, director of Enterprise Capital Management, Inc.; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York (36)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Equitable.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York (36)	Vice President and Assistant Secretary	From September 2002 to present	From May 2003 to present, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel of Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (34)	Chief Compliance Officer	From September 2004 to present; Compliance Officer from September 2002 to September 2004	From September 29, 2004 to present, Chief Compliance Officer of the AXA Enterprise Multimanager Funds Trust; from March 2004 to present, Vice President of AXA Financial and AXA Equitable and Chief Compliance Officer of AXA Funds Management Group; from May 2002 to March 2004, Assistant Vice President and Compliance Director of AXA Financial and AXA Equitable; from February 2001 to May 2002 , Compliance Officer of AXA Financial and AXA Equitable; from June 1998 to February 2001, Principal Consultant, PricewaterhouseCoopers LLP.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (i) on the Funds’ proxy voting information website at http://vds.issproxy.com/SearchPage.php?CustomerID=2459 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not required.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Not required.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 12(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 12(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Multimanager Funds Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2005

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
June 30, 2005